REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2022, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Sub-Accounts Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
BHFTI AB International Bond Sub-Account	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021, 2020, and the period from April 29, 2019 (commencement of operations) through December 31, 2019
BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021, 2020, and the period from April 29, 2019 (commencement of operations) through December 31, 2019
Janus Henderson Global Sustainable Equity Sub-Account	For the period from April 29, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 24, 2023

We have served as the Separate Account's auditor since 1998.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022

	Alger Small Cap Growth Sub-Account	American Funds® Global Growth Sub-Account	American Funds® Global Small Capitalization Sub-Account	American Funds® Growth Sub-Account
Assets:
Investments at fair value	$39,959,987	$245,154,622	$73,346,077	$512,634,696
Accrued dividends	—	—	—	—
Due from Brighthouse Life Insurance Company	—	134	45	878
Total Assets	39,959,987	245,154,756	73,346,122	512,635,574
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—
Total Liabilities	—	—	—	—
Net Assets	$39,959,987	$245,154,756	$73,346,122	$512,635,574
Contract Owners' Equity
Net assets from accumulation units	$39,959,987	$244,881,162	$73,320,448	$512,117,269
Net assets from contracts in payout	—	273,594	25,674	518,305
Total Net Assets	$39,959,987	$245,154,756	$73,346,122	$512,635,574

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	American Funds® Growth-Income Sub-Account	American Funds® The Bond Fund of America Sub-Account	BHFTI AB Global Dynamic Allocation Sub-Account	BHFTI AB International Bond Sub-Account	BHFTI Allspring Mid Cap Value Sub-Account
Assets:
Investments at fair value	$341,548,830	$119,684,630	$1,863,698,743	$8,580,489	$108,917,750
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	74	21	—	1	18
Total Assets	341,548,904	119,684,651	1,863,698,743	8,580,490	108,917,768
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	8	—	—
Total Liabilities	—	—	8	—	—
Net Assets	$341,548,904	$119,684,651	$1,863,698,735	$8,580,490	$108,917,768
Contract Owners' Equity
Net assets from accumulation units	$341,239,918	$119,543,519	$1,862,916,946	$8,579,865	$108,669,378
Net assets from contracts in payout	308,986	141,132	781,789	625	248,390
Total Net Assets	$341,548,904	$119,684,651	$1,863,698,735	$8,580,490	$108,917,768

The accompanying notes are an integral part of these financial statements.

	BHFTI American Funds® Balanced Allocation Sub-Account	BHFTI American Funds® Growth Allocation Sub-Account	BHFTI American Funds® Growth Sub-Account	BHFTI American Funds® Moderate Allocation Sub-Account	BHFTI BlackRock Global Tactical Strategies Sub-Account
Assets:
Investments at fair value	$2,804,331,525	$1,641,211,994	$1,046,943,848	$1,233,030,758	$3,024,640,549
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	28	26	78	14	—
Total Assets	2,804,331,553	1,641,212,020	1,046,943,926	1,233,030,772	3,024,640,549
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	8
Total Liabilities	—	—	—	—	8
Net Assets	$2,804,331,553	$1,641,212,020	$1,046,943,926	$1,233,030,772	$3,024,640,541
Contract Owners' Equity
Net assets from accumulation units	$2,800,701,929	$1,639,921,975	$1,046,263,646	$1,231,035,523	$3,023,498,934
Net assets from contracts in payout	3,629,624	1,290,045	680,280	1,995,249	1,141,607
Total Net Assets	$2,804,331,553	$1,641,212,020	$1,046,943,926	$1,233,030,772	$3,024,640,541

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	BHFTI BlackRock High Yield Sub-Account	BHFTI Brighthouse Asset Allocation 100 Sub-Account	BHFTI Brighthouse Balanced Plus Sub-Account	BHFTI Brighthouse Small Cap Value Sub-Account	BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account
Assets:
Investments at fair value	$468,626,100	$489,020,290	$5,395,970,470	$188,308,607	$280,511,810
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	61	15	15	71	41
Total Assets	468,626,161	489,020,305	5,395,970,485	188,308,678	280,511,851
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$468,626,161	$489,020,305	$5,395,970,485	$188,308,678	$280,511,851
Contract Owners' Equity
Net assets from accumulation units	$468,333,621	$487,769,901	$5,394,668,166	$187,907,412	$280,327,390
Net assets from contracts in payout	292,540	1,250,404	1,302,319	401,266	184,461
Total Net Assets	$468,626,161	$489,020,305	$5,395,970,485	$188,308,678	$280,511,851

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/ Artisan International Sub-Account	BHFTI Brighthouse/ Eaton Vance Floating Rate Sub-Account	BHFTI Brighthouse/ Franklin Low Duration Total Return Sub-Account	BHFTI Brighthouse/ Templeton International Bond Sub-Account	BHFTI Brighthouse/ Wellington Large Cap Research Sub-Account
Assets:
Investments at fair value	$219,448	$108,503,711	$129,774,194	$24,923,811	$13,852,238
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	—	13	11	6	—
Total Assets	219,448	108,503,724	129,774,205	24,923,817	13,852,238
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$219,448	$108,503,724	$129,774,205	$24,923,817	$13,852,238
Contract Owners' Equity
Net assets from accumulation units	$219,448	$108,357,191	$129,628,834	$24,898,134	$13,842,450
Net assets from contracts in payout	—	146,533	145,371	25,683	9,788
Total Net Assets	$219,448	$108,503,724	$129,774,205	$24,923,817	$13,852,238

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	BHFTI CBRE Global Real Estate Sub-Account	BHFTI Harris Oakmark International Sub-Account	BHFTI Invesco Balanced-Risk Allocation Sub-Account	BHFTI Invesco Comstock Sub-Account	BHFTI Invesco Global Equity Sub-Account
Assets:
Investments at fair value	$172,172,893	$415,612,737	$790,563,726	$601,618,771	$37,571,768
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	51	126	2	36	3
Total Assets	172,172,944	415,612,863	790,563,728	601,618,807	37,571,771
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$172,172,944	$415,612,863	$790,563,728	$601,618,807	$37,571,771
Contract Owners' Equity
Net assets from accumulation units	$172,022,179	$415,216,161	$790,348,911	$601,145,115	$37,563,730
Net assets from contracts in payout	150,765	396,702	214,817	473,692	8,041
Total Net Assets	$172,172,944	$415,612,863	$790,563,728	$601,618,807	$37,571,771

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Small Cap Growth Sub-Account	BHFTI JPMorgan Core Bond Sub-Account	BHFTI JPMorgan Global Active Allocation Sub-Account	BHFTI JPMorgan Small Cap Value Sub-Account	BHFTI Loomis Sayles Global Allocation Sub-Account
Assets:
Investments at fair value	$309,616,658	$329,604,709	$913,989,763	$19,258,400	$143,216,839
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	110	13	—	2	34
Total Assets	309,616,768	329,604,722	913,989,763	19,258,402	143,216,873
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	1	—	—
Total Liabilities	—	—	1	—	—
Net Assets	$309,616,768	$329,604,722	$913,989,762	$19,258,402	$143,216,873
Contract Owners' Equity
Net assets from accumulation units	$309,291,521	$329,106,300	$913,824,272	$19,230,220	$143,020,835
Net assets from contracts in payout	325,247	498,422	165,490	28,182	196,038
Total Net Assets	$309,616,768	$329,604,722	$913,989,762	$19,258,402	$143,216,873

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	BHFTI Loomis Sayles Growth Sub-Account	BHFTI MetLife Multi-Index Targeted Risk Sub-Account	BHFTI MFS® Research International Sub-Account	BHFTI Morgan Stanley Discovery Sub-Account	BHFTI PanAgora Global Diversified Risk Sub-Account
Assets:
Investments at fair value	$522,499,179	$707,575,894	$214,797,238	$186,519,562	$1,384,477,863
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	129	—	69	61	1
Total Assets	522,499,308	707,575,894	214,797,307	186,519,623	1,384,477,864
Liabilities:
Due to Brighthouse Life Insurance Company	—	10	—	—	—
Total Liabilities	—	10	—	—	—
Net Assets	$522,499,308	$707,575,884	$214,797,307	$186,519,623	$1,384,477,864
Contract Owners' Equity
Net assets from accumulation units	$521,983,172	$707,426,264	$214,599,575	$186,435,396	$1,383,684,728
Net assets from contracts in payout	516,136	149,620	197,732	84,227	793,136
Total Net Assets	$522,499,308	$707,575,884	$214,797,307	$186,519,623	$1,384,477,864

The accompanying notes are an integral part of these financial statements.

	BHFTI PIMCO Inflation Protected Bond Sub-Account	BHFTI PIMCO Total Return Sub-Account	BHFTI Schroders Global Multi-Asset Sub-Account	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	BHFTI SSGA Growth and Income ETF Sub-Account
Assets:
Investments at fair value	$487,831,393	$1,081,142,619	$572,762,929	$5,224,897	$951,424,495
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	40	52	—	1	16
Total Assets	487,831,433	1,081,142,671	572,762,929	5,224,898	951,424,511
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	1	—	—
Total Liabilities	—	—	1	—	—
Net Assets	$487,831,433	$1,081,142,671	$572,762,928	$5,224,898	$951,424,511
Contract Owners' Equity
Net assets from accumulation units	$487,201,179	$1,079,831,538	$572,663,037	$5,224,898	$950,607,021
Net assets from contracts in payout	630,254	1,311,133	99,891	—	817,490
Total Net Assets	$487,831,433	$1,081,142,671	$572,762,928	$5,224,898	$951,424,511

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	BHFTI SSGA Growth ETF Sub-Account	BHFTI T. Rowe Price Large Cap Value Sub-Account	BHFTI T. Rowe Price Mid Cap Growth Sub-Account	BHFTI TCW Core Fixed Income Sub-Account	BHFTI Victory Sycamore Mid Cap Value Sub-Account
Assets:
Investments at fair value	$347,847,937	$738,505,227	$445,631,051	$226,211	$225,427,559
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	10	300	64	—	33
Total Assets	347,847,947	738,505,527	445,631,115	226,211	225,427,592
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$347,847,947	$738,505,527	$445,631,115	$226,211	$225,427,592
Contract Owners' Equity
Net assets from accumulation units	$347,421,398	$737,211,858	$444,964,149	$226,211	$225,060,678
Net assets from contracts in payout	426,549	1,293,669	666,966	—	366,914
Total Net Assets	$347,847,947	$738,505,527	$445,631,115	$226,211	$225,427,592

The accompanying notes are an integral part of these financial statements.

	BHFTI Western Asset Management Government Income Sub-Account	BHFTII Baillie Gifford International Stock Sub-Account	BHFTII BlackRock Bond Income Sub-Account	BHFTII BlackRock Capital Appreciation Sub-Account	BHFTII BlackRock Ultra-Short Term Bond Sub-Account
Assets:
Investments at fair value	$369,007,525	$180,191,449	$149,974,088	$94,163,146	$323,376,241
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	12	26	109	—	18
Total Assets	369,007,537	180,191,475	149,974,197	94,163,146	323,376,259
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	1	—
Total Liabilities	—	—	—	1	—
Net Assets	$369,007,537	$180,191,475	$149,974,197	$94,163,145	$323,376,259
Contract Owners' Equity
Net assets from accumulation units	$368,830,017	$180,054,438	$149,875,053	$94,147,603	$323,060,159
Net assets from contracts in payout	177,520	137,037	99,144	15,542	316,100
Total Net Assets	$369,007,537	$180,191,475	$149,974,197	$94,163,145	$323,376,259

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	BHFTII Brighthouse Asset Allocation 20 Sub-Account	BHFTII Brighthouse Asset Allocation 40 Sub-Account	BHFTII Brighthouse Asset Allocation 60 Sub-Account	BHFTII Brighthouse Asset Allocation 80 Sub-Account	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account
Assets:
Investments at fair value	$113,272,456	$2,207,873,550	$4,408,581,671	$4,108,049,200	$140,207,577
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	1	10	34	43	26
Total Assets	113,272,457	2,207,873,560	4,408,581,705	4,108,049,243	140,207,603
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$113,272,457	$2,207,873,560	$4,408,581,705	$4,108,049,243	$140,207,603
Contract Owners' Equity
Net assets from accumulation units	$113,212,669	$2,199,997,992	$4,398,705,994	$4,104,125,826	$139,754,737
Net assets from contracts in payout	59,788	7,875,568	9,875,711	3,923,417	452,866
Total Net Assets	$113,272,457	$2,207,873,560	$4,408,581,705	$4,108,049,243	$140,207,603

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Dimensional International Small Company Sub-Account	BHFTII Brighthouse/ Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account	BHFTII Jennison Growth Sub-Account	BHFTII Loomis Sayles Small Cap Core Sub-Account
Assets:
Investments at fair value	$51,716,535	$666,624,933	$62,581,274	$464,857,352	$10,221,835
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	32	46	59	126	6
Total Assets	51,716,567	666,624,979	62,581,333	464,857,478	10,221,841
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$51,716,567	$666,624,979	$62,581,333	$464,857,478	$10,221,841
Contract Owners' Equity
Net assets from accumulation units	$51,669,238	$665,354,745	$62,524,810	$464,109,720	$10,216,997
Net assets from contracts in payout	47,329	1,270,234	56,523	747,758	4,844
Total Net Assets	$51,716,567	$666,624,979	$62,581,333	$464,857,478	$10,221,841

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	BHFTII Loomis Sayles Small Cap Growth Sub-Account	BHFTII MetLife Aggregate Bond Index Sub-Account	BHFTII MetLife Mid Cap Stock Index Sub-Account	BHFTII MetLife MSCI EAFE® Index Sub-Account	BHFTII MetLife Russell 2000® Index Sub-Account
Assets:
Investments at fair value	$313,625	$278,086,638	$160,076,107	$143,375,170	$155,871,975
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	—	21	30	20	57
Total Assets	313,625	278,086,659	160,076,137	143,375,190	155,872,032
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$313,625	$278,086,659	$160,076,137	$143,375,190	$155,872,032
Contract Owners' Equity
Net assets from accumulation units	$313,625	$277,697,616	$159,980,933	$143,225,255	$155,663,612
Net assets from contracts in payout	—	389,043	95,204	149,935	208,420
Total Net Assets	$313,625	$278,086,659	$160,076,137	$143,375,190	$155,872,032

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Sub-Account	BHFTII MFS® Total Return Sub-Account	BHFTII MFS® Value Sub-Account	BHFTII Neuberger Berman Genesis Sub-Account	BHFTII T. Rowe Price Large Cap Growth Sub-Account
Assets:
Investments at fair value	$688,709,342	$28,664,633	$308,076,915	$119,731,253	$326,223,630
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	38	1	53	79	63
Total Assets	688,709,380	28,664,634	308,076,968	119,731,332	326,223,693
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$688,709,380	$28,664,634	$308,076,968	$119,731,332	$326,223,693
Contract Owners' Equity
Net assets from accumulation units	$687,976,571	$28,626,863	$307,720,824	$119,506,066	$325,868,245
Net assets from contracts in payout	732,809	37,771	356,144	225,266	355,448
Total Net Assets	$688,709,380	$28,664,634	$308,076,968	$119,731,332	$326,223,693

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	BHFTII T. Rowe Price Small Cap Growth Sub-Account	BHFTII VanEck Global Natural Resources Sub-Account	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	BHFTII Western Asset Management U.S. Government Sub-Account	BlackRock Global Allocation V.I. Sub-Account
Assets:
Investments at fair value	$11,028,895	$54,975,135	$756,012,600	$194,998,547	$35,136,450
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	3	14	153	44	6
Total Assets	11,028,898	54,975,149	756,012,753	194,998,591	35,136,456
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$11,028,898	$54,975,149	$756,012,753	$194,998,591	$35,136,456
Contract Owners' Equity
Net assets from accumulation units	$11,028,898	$54,916,774	$754,807,458	$194,732,618	$35,136,456
Net assets from contracts in payout	—	58,375	1,205,295	265,973	—
Total Net Assets	$11,028,898	$54,975,149	$756,012,753	$194,998,591	$35,136,456

The accompanying notes are an integral part of these financial statements.

	Delaware Ivy VIP Asset Strategy Sub-Account	DWS CROCI® International VIP Sub-Account	Federated Hermes High Income Bond Fund II Sub-Account	Federated Hermes Kaufman Fund II Sub-Account	Fidelity® VIP Asset Manager Sub-Account
Assets:
Investments at fair value	$216,020	$7,981,955	$2,026	$70,303	$48,783,766
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	—	—	—	—	—
Total Assets	216,020	7,981,955	2,026	70,303	48,783,766
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$216,020	$7,981,955	$2,026	$70,303	$48,783,766
Contract Owners' Equity
Net assets from accumulation units	$216,020	$7,981,955	$2,026	$70,303	$48,783,766
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$216,020	$7,981,955	$2,026	$70,303	$48,783,766

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Equity-Income Sub-Account	Fidelity® VIP FundsManager 50% Sub-Account	Fidelity® VIP FundsManager 60% Sub-Account	Fidelity® VIP Government Money Market Sub-Account
Assets:
Investments at fair value	$506,654,508	$3,826,637	$2,472,574,351	$1,603,124,060	$15,322,110
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	226	—	—	—	—
Total Assets	506,654,734	3,826,637	2,472,574,351	1,603,124,060	15,322,110
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	1	—	—
Total Liabilities	—	—	1	—	—
Net Assets	$506,654,734	$3,826,637	$2,472,574,350	$1,603,124,060	$15,322,110
Contract Owners' Equity
Net assets from accumulation units	$506,444,699	$3,826,637	$2,472,574,350	$1,603,124,060	$15,322,110
Net assets from contracts in payout	210,035	—	—	—	—
Total Net Assets	$506,654,734	$3,826,637	$2,472,574,350	$1,603,124,060	$15,322,110

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Index 500 Sub-Account	Fidelity® VIP Mid Cap Sub-Account	Fidelity® VIP Overseas Sub-Account	FTVIPT Franklin Income VIP Sub-Account
Assets:
Investments at fair value	$186,081,024	$59,888,941	$302,012,180	$3,386,368	$180,921,880
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	—	—	42	—	38
Total Assets	186,081,024	59,888,941	302,012,222	3,386,368	180,921,918
Liabilities:
Due to Brighthouse Life Insurance Company	—	3	—	1	—
Total Liabilities	—	3	—	1	—
Net Assets	$186,081,024	$59,888,938	$302,012,222	$3,386,367	$180,921,918
Contract Owners' Equity
Net assets from accumulation units	$186,081,024	$59,888,938	$301,787,957	$3,386,367	$180,791,290
Net assets from contracts in payout	—	—	224,265	—	130,628
Total Net Assets	$186,081,024	$59,888,938	$302,012,222	$3,386,367	$180,921,918

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	FTVIPT Franklin Mutual Shares VIP Sub-Account	FTVIPT Franklin Small Cap Value VIP Sub-Account	FTVIPT Templeton Foreign VIP Sub-Account	FTVIPT Templeton Global Bond VIP Sub-Account	Invesco V.I. American Franchise Sub-Account
Assets:
Investments at fair value	$82,278,456	$89,221,302	$51,151,632	$138,197,533	$3,172
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	9	12	12	34	—
Total Assets	82,278,465	89,221,314	51,151,644	138,197,567	3,172
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	1
Total Liabilities	—	—	—	—	1
Net Assets	$82,278,465	$89,221,314	$51,151,644	$138,197,567	$3,171
Contract Owners' Equity
Net assets from accumulation units	$82,194,638	$89,170,131	$51,110,964	$137,976,456	$3,171
Net assets from contracts in payout	83,827	51,183	40,680	221,111	—
Total Net Assets	$82,278,465	$89,221,314	$51,151,644	$138,197,567	$3,171

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. Core Equity Sub-Account	Invesco V.I. Equity and Income Sub-Account	Invesco V.I. EQV International Equity Sub-Account	Invesco V.I. Main Street Small Cap® Sub-Account	Invesco V.I. Main Street® Sub-Account
Assets:
Investments at fair value	$72,815	$516,563,037	$170,964,564	$78,093,295	$13,319
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	—	16	65	25	—
Total Assets	72,815	516,563,053	170,964,629	78,093,320	13,319
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$72,815	$516,563,053	$170,964,629	$78,093,320	$13,319
Contract Owners' Equity
Net assets from accumulation units	$72,815	$516,176,964	$170,840,868	$78,030,065	$13,319
Net assets from contracts in payout	—	386,089	123,761	63,255	—
Total Net Assets	$72,815	$516,563,053	$170,964,629	$78,093,320	$13,319

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	Invesco V.I. U.S. Government Money Sub-Account	Janus Henderson Global Sustainable Equity Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account	LMPVET ClearBridge Variable Dividend Strategy Sub-Account	LMPVET ClearBridge Variable Large Cap Growth Sub-Account
Assets:
Investments at fair value	$1,449	$43,902	$381,916,736	$208,371,741	$1,945,760
Accrued dividends	2	—	—	—	—
Due from Brighthouse Life Insurance Company	—	—	8	15	—
Total Assets	1,451	43,902	381,916,744	208,371,756	1,945,760
Liabilities:
Due to Brighthouse Life Insurance Company	—	2	—	—	6
Total Liabilities	—	2	—	—	6
Net Assets	$1,451	$43,900	$381,916,744	$208,371,756	$1,945,754
Contract Owners' Equity
Net assets from accumulation units	$1,451	$43,900	$381,610,558	$208,257,697	$1,943,817
Net assets from contracts in payout	—	—	306,186	114,059	1,937
Total Net Assets	$1,451	$43,900	$381,916,744	$208,371,756	$1,945,754

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Large Cap Value Sub-Account	LMPVET ClearBridge Variable Small Cap Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account
Assets:
Investments at fair value	$7,503,625	$112,228,031	$25,200,454	$49,168,502	$528,858
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	—	45	3	2	1
Total Assets	7,503,625	112,228,076	25,200,457	49,168,504	528,859
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$7,503,625	$112,228,076	$25,200,457	$49,168,504	$528,859
Contract Owners' Equity
Net assets from accumulation units	$7,502,221	$112,194,165	$25,180,682	$49,062,550	$528,859
Net assets from contracts in payout	1,404	33,911	19,775	105,954	—
Total Net Assets	$7,503,625	$112,228,076	$25,200,457	$49,168,504	$528,859

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2022

	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	MFS® VIT New Discovery Sub-Account	MFS® VIT Research Sub-Account	Morgan Stanley VIF Global Infrastructure Sub-Account	Neuberger Berman Genesis Sub-Account
Assets:
Investments at fair value	$84,014,132	$2,324	$27,557	$297,131	$7,544
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	23	—	—	—	—
Total Assets	84,014,155	2,324	27,557	297,131	7,544
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$84,014,155	$2,324	$27,557	$297,131	$7,544
Contract Owners' Equity
Net assets from accumulation units	$83,902,839	$2,324	$27,557	$297,131	$7,544
Net assets from contracts in payout	111,316	—	—	—	—
Total Net Assets	$84,014,155	$2,324	$27,557	$297,131	$7,544

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT Commodity RealReturn® Strategy Sub-Account	PIMCO VIT Dynamic Bond Sub-Account	PIMCO VIT Emerging Markets Bond Sub-Account	Pioneer Mid Cap Value VCT Sub-Account	Pioneer Real Estate Shares VCT Sub-Account
Assets:
Investments at fair value	$294,881	$210,289	$423,061	$46,825,041	$165,838
Accrued dividends	—	—	—	—	—
Due from Brighthouse Life Insurance Company	—	—	—	6	—
Total Assets	294,881	210,289	423,061	46,825,047	165,838
Liabilities:
Due to Brighthouse Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$294,881	$210,289	$423,061	$46,825,047	$165,838
Contract Owners' Equity
Net assets from accumulation units	$294,881	$210,289	$423,061	$46,795,196	$165,838
Net assets from contracts in payout	—	—	—	29,851	—
Total Net Assets	$294,881	$210,289	$423,061	$46,825,047	$165,838

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
December 31, 2022

	T. Rowe Price Government Money Sub-Account	T. Rowe Price Growth Stock Sub-Account	T. Rowe Price International Stock Sub-Account	TAP 1919 Variable Socially Responsive Balanced Sub-Account
Assets:
Investments at fair value	$110,262	$5,677,873	$298,888	$328,752
Accrued dividends	16	—	—	—
Due from Brighthouse Life Insurance Company	—	—	—	—
Total Assets	110,278	5,677,873	298,888	328,752
Liabilities:
Due to Brighthouse Life Insurance Company	16	1	—	—
Total Liabilities	16	1	—	—
Net Assets	$110,262	$5,677,872	$298,888	$328,752
Contract Owners' Equity
Net assets from accumulation units	$110,262	$5,677,872	$298,888	$326,645
Net assets from contracts in payout	—	—	—	2,107
Total Net Assets	$110,262	$5,677,872	$298,888	$328,752

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2022

	Alger Small Cap Growth Sub-Account	American Funds® Global Growth Sub-Account	American Funds® Global Small Capitalization Sub-Account	American Funds® Growth Sub-Account	American Funds® Growth-Income Sub-Account
Investment Income:
Dividends	$—	$1,672,767	$—	$1,886,677	$4,535,178
Expenses:
Mortality and expense risk and other charges	659,271	3,209,940	925,299	7,373,993	4,723,485
Administrative charges	—	617,536	161,569	1,387,267	782,858
Total expenses	659,271	3,827,476	1,086,868	8,761,260	5,506,343
Net investment income (loss)	(659,271)	(2,154,709)	(1,086,868)	(6,874,583)	(971,165)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	7,407,478	29,595,050	26,969,118	85,703,067	36,940,230
Realized gains (losses) on sale of investments	(1,640,492)	3,428,585	(483,684)	13,690,584	10,440,372
Net realized gains (losses)	5,766,986	33,023,635	26,485,434	99,393,651	47,380,602
Change in unrealized gains (losses) on investments	(32,004,224)	(117,762,009)	(57,139,566)	(330,260,579)	(125,228,855)
Net realized and change in unrealized gains (losses) on investments	(26,237,238)	(84,738,374)	(30,654,132)	(230,866,928)	(77,848,253)
Net increase (decrease) in net assets resulting from operations	$(26,896,509)	$(86,893,083)	$(31,741,000)	$(237,741,511)	$(78,819,418)

(a) For the period April 29, 2022 to December 31, 2022.
The accompanying notes are an integral part of these financial statements.

	American Funds® The Bond Fund of America Sub-Account	BHFTI AB Global Dynamic Allocation Sub-Account	BHFTI AB International Bond Sub-Account	BHFTI Allspring Mid Cap Value Sub-Account	BHFTI American Funds® Balanced Allocation Sub-Account
Investment Income:
Dividends	$3,646,386	$91,430,781	$990,155	$423,809	$43,414,562
Expenses:
Mortality and expense risk and other charges	1,495,254	24,074,276	95,421	1,459,784	38,225,450
Administrative charges	280,054	5,275,558	20,936	276,322	7,591,717
Total expenses	1,775,308	29,349,834	116,357	1,736,106	45,817,167
Net investment income (loss)	1,871,078	62,080,947	873,798	(1,312,297)	(2,402,605)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,517,520	153,494,074	84,416	19,874,401	407,915,993
Realized gains (losses) on sale of investments	(1,553,619)	(8,563,165)	(186,127)	1,968,107	(4,418,017)
Net realized gains (losses)	(36,099)	144,930,909	(101,711)	21,842,508	403,497,976
Change in unrealized gains (losses) on investments	(21,921,757)	(758,440,175)	(2,459,555)	(28,836,270)	(1,050,280,700)
Net realized and change in unrealized gains (losses) on investments	(21,957,856)	(613,509,266)	(2,561,266)	(6,993,762)	(646,782,724)
Net increase (decrease) in net assets resulting from operations	$(20,086,778)	$(551,428,319)	$(1,687,468)	$(8,306,059)	$(649,185,329)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTI American Funds® Growth Allocation Sub-Account	BHFTI American Funds® Growth Sub-Account	BHFTI American Funds® Moderate Allocation Sub-Account	BHFTI BlackRock Global Tactical Strategies Sub-Account	BHFTI BlackRock High Yield Sub-Account
Investment Income:
Dividends	$19,320,668	$6,411,271	$23,389,977	$80,040,145	$25,103,203
Expenses:
Mortality and expense risk and other charges	23,293,610	13,835,566	16,663,913	39,130,741	5,757,647
Administrative charges	4,487,040	2,747,131	3,338,429	8,552,909	1,148,419
Total expenses	27,780,650	16,582,697	20,002,342	47,683,650	6,906,066
Net investment income (loss)	(8,459,982)	(10,171,426)	3,387,635	32,356,495	18,197,137
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	280,420,532	239,354,135	141,035,994	127,841,898	—
Realized gains (losses) on sale of investments	7,612,905	805,148	(5,565,166)	(36,212,425)	(7,275,171)
Net realized gains (losses)	288,033,437	240,159,283	135,470,828	91,629,473	(7,275,171)
Change in unrealized gains (losses) on investments	(713,057,123)	(681,864,263)	(386,828,487)	(939,695,215)	(74,861,717)
Net realized and change in unrealized gains (losses) on investments	(425,023,686)	(441,704,980)	(251,357,659)	(848,065,742)	(82,136,888)
Net increase (decrease) in net assets resulting from operations	$(433,483,668)	$(451,876,406)	$(247,970,024)	$(815,709,247)	$(63,939,751)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Asset Allocation 100 Sub-Account	BHFTI Brighthouse Balanced Plus Sub-Account	BHFTI Brighthouse Small Cap Value Sub-Account	BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account	BHFTI Brighthouse/ Artisan International Sub-Account
Investment Income:
Dividends	$7,185,093	$150,815,683	$1,295,913	$2,164,203	$1,389
Expenses:
Mortality and expense risk and other charges	7,150,798	70,299,091	2,746,225	3,810,250	2,044
Administrative charges	1,338,270	15,342,416	504,837	739,955	517
Total expenses	8,489,068	85,641,507	3,251,062	4,550,205	2,561
Net investment income (loss)	(1,303,975)	65,174,176	(1,955,149)	(2,386,002)	(1,172)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	47,394,837	588,608,578	35,964,876	44,120,889	37,994
Realized gains (losses) on sale of investments	284,454	(71,488,302)	2,880,576	(911,235)	2,018
Net realized gains (losses)	47,679,291	517,120,276	38,845,452	43,209,654	40,012
Change in unrealized gains (losses) on investments	(186,099,894)	(2,300,700,035)	(70,761,858)	(140,188,172)	(96,187)
Net realized and change in unrealized gains (losses) on investments	(138,420,603)	(1,783,579,759)	(31,916,406)	(96,978,518)	(56,175)
Net increase (decrease) in net assets resulting from operations	$(139,724,578)	$(1,718,405,583)	$(33,871,555)	$(99,364,520)	$(57,347)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTI Brighthouse/ Eaton Vance Floating Rate Sub-Account	BHFTI Brighthouse/ Franklin Low Duration Total Return Sub-Account	BHFTI Brighthouse/ Templeton International Bond Sub-Account	BHFTI Brighthouse/ Wellington Large Cap Research Sub-Account	BHFTI CBRE Global Real Estate Sub-Account
Investment Income:
Dividends	$3,894,930	$3,856,242	$—	$81,726	$7,931,438
Expenses:
Mortality and expense risk and other charges	1,296,559	1,795,379	333,001	218,272	2,457,271
Administrative charges	270,432	348,726	66,321	37,943	481,733
Total expenses	1,566,991	2,144,105	399,322	256,215	2,939,004
Net investment income (loss)	2,327,939	1,712,137	(399,322)	(174,489)	4,992,434
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	3,278,719	18,568,533
Realized gains (losses) on sale of investments	(902,761)	(2,616,044)	(1,944,115)	456,704	2,230,797
Net realized gains (losses)	(902,761)	(2,616,044)	(1,944,115)	3,735,423	20,799,330
Change in unrealized gains (losses) on investments	(4,828,875)	(8,610,424)	620,364	(7,322,446)	(87,669,733)
Net realized and change in unrealized gains (losses) on investments	(5,731,636)	(11,226,468)	(1,323,751)	(3,587,023)	(66,870,403)
Net increase (decrease) in net assets resulting from operations	$(3,403,697)	$(9,514,331)	$(1,723,073)	$(3,761,512)	$(61,877,969)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Harris Oakmark International Sub-Account	BHFTI Invesco Balanced-Risk Allocation Sub-Account	BHFTI Invesco Comstock Sub-Account	BHFTI Invesco Global Equity Sub-Account	BHFTI Invesco Small Cap Growth Sub-Account
Investment Income:
Dividends	$9,637,400	$52,346,735	$11,981,359	$—	$—
Expenses:
Mortality and expense risk and other charges	5,654,560	9,428,658	7,791,316	493,452	4,235,788
Administrative charges	1,077,432	2,080,340	1,563,156	102,347	815,407
Total expenses	6,731,992	11,508,998	9,354,472	595,799	5,051,195
Net investment income (loss)	2,905,408	40,837,737	2,626,887	(595,799)	(5,051,195)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	24,160,416	49,854,033	91,348,071	5,977,264	119,877,054
Realized gains (losses) on sale of investments	(3,646,160)	(6,142,996)	25,128,700	251,713	(10,616,057)
Net realized gains (losses)	20,514,256	43,711,037	116,476,771	6,228,977	109,260,997
Change in unrealized gains (losses) on investments	(110,515,954)	(208,420,772)	(124,481,461)	(23,629,129)	(270,409,892)
Net realized and change in unrealized gains (losses) on investments	(90,001,698)	(164,709,735)	(8,004,690)	(17,400,152)	(161,148,895)
Net increase (decrease) in net assets resulting from operations	$(87,096,290)	$(123,871,998)	$(5,377,803)	$(17,995,951)	$(166,200,090)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTI JPMorgan Core Bond Sub-Account	BHFTI JPMorgan Global Active Allocation Sub-Account	BHFTI JPMorgan Small Cap Value Sub-Account	BHFTI Loomis Sayles Global Allocation Sub-Account	BHFTI Loomis Sayles Growth Sub-Account
Investment Income:
Dividends	$8,577,671	$25,075,941	$246,849	$—	$—
Expenses:
Mortality and expense risk and other charges	4,359,620	11,202,979	319,561	1,980,741	7,654,512
Administrative charges	877,426	2,508,211	54,026	392,300	1,441,473
Total expenses	5,237,046	13,711,190	373,587	2,373,041	9,095,985
Net investment income (loss)	3,340,625	11,364,751	(126,738)	(2,373,041)	(9,095,985)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	127,548,905	7,190,243	22,350,266	54,861,776
Realized gains (losses) on sale of investments	(5,288,835)	(4,505,105)	291,300	(297,735)	(3,880,626)
Net realized gains (losses)	(5,288,835)	123,043,800	7,481,543	22,052,531	50,981,150
Change in unrealized gains (losses) on investments	(53,999,412)	(358,253,666)	(11,043,074)	(67,910,841)	(261,927,692)
Net realized and change in unrealized gains (losses) on investments	(59,288,247)	(235,209,866)	(3,561,531)	(45,858,310)	(210,946,542)
Net increase (decrease) in net assets resulting from operations	$(55,947,622)	$(223,845,115)	$(3,688,269)	$(48,231,351)	$(220,042,527)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI MetLife Multi-Index Targeted Risk Sub-Account	BHFTI MFS® Research International Sub-Account	BHFTI Morgan Stanley Discovery Sub-Account	BHFTI PanAgora Global Diversified Risk Sub-Account	BHFTI PIMCO Inflation Protected Bond Sub-Account
Investment Income:
Dividends	$14,304,253	$4,103,898	$—	$181,562,031	$34,352,958
Expenses:
Mortality and expense risk and other charges	8,401,562	2,988,521	2,689,006	12,371,102	7,104,676
Administrative charges	1,922,699	541,449	502,162	2,699,442	1,349,105
Total expenses	10,324,261	3,529,970	3,191,168	15,070,544	8,453,781
Net investment income (loss)	3,979,992	573,928	(3,191,168)	166,491,487	25,899,177
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	74,581,379	15,611,838	108,990,154	107,948,137	—
Realized gains (losses) on sale of investments	(9,149,242)	584,961	(6,758,381)	(29,304,940)	(4,485,477)
Net realized gains (losses)	65,432,137	16,196,799	102,231,773	78,643,197	(4,485,477)
Change in unrealized gains (losses) on investments	(281,697,362)	(67,994,384)	(334,652,328)	(553,873,695)	(100,664,121)
Net realized and change in unrealized gains (losses) on investments	(216,265,225)	(51,797,585)	(232,420,555)	(475,230,498)	(105,149,598)
Net increase (decrease) in net assets resulting from operations	$(212,285,233)	$(51,223,657)	$(235,611,723)	$(308,739,011)	$(79,250,421)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTI PIMCO Total Return Sub-Account	BHFTI Schroders Global Multi-Asset Sub-Account	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	BHFTI SSGA Growth and Income ETF Sub-Account	BHFTI SSGA Growth ETF Sub-Account
Investment Income:
Dividends	$35,771,929	$9,032,490	$129,946	$31,512,970	$10,533,865
Expenses:
Mortality and expense risk and other charges	15,637,591	7,284,882	58,162	12,890,562	4,868,090
Administrative charges	2,980,152	1,605,975	13,439	2,600,555	950,812
Total expenses	18,617,743	8,890,857	71,601	15,491,117	5,818,902
Net investment income (loss)	17,154,186	141,633	58,345	16,021,853	4,714,963
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	42,486,156	—	172,240,892	64,943,019
Realized gains (losses) on sale of investments	(28,913,701)	(3,350,084)	(114,233)	(5,708,093)	46,082
Net realized gains (losses)	(28,913,701)	39,136,072	(114,233)	166,532,799	64,989,101
Change in unrealized gains (losses) on investments	(209,238,783)	(207,138,990)	(1,287,770)	(384,074,285)	(146,347,596)
Net realized and change in unrealized gains (losses) on investments	(238,152,484)	(168,002,918)	(1,402,003)	(217,541,486)	(81,358,495)
Net increase (decrease) in net assets resulting from operations	$(220,998,298)	$(167,861,285)	$(1,343,658)	$(201,519,633)	$(76,643,532)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI T. Rowe Price Large Cap Value Sub-Account	BHFTI T. Rowe Price Mid Cap Growth Sub-Account	BHFTI TCW Core Fixed Income Sub-Account	BHFTI Victory Sycamore Mid Cap Value Sub-Account	BHFTI Western Asset Management Government Income Sub-Account
Investment Income:
Dividends	$12,911,888	$—	$3,547	$3,859,488	$9,390,234
Expenses:
Mortality and expense risk and other charges	10,042,303	6,142,754	2,626	2,946,047	4,685,842
Administrative charges	1,536,044	1,219,377	628	571,014	1,019,402
Total expenses	11,578,347	7,362,131	3,254	3,517,061	5,705,244
Net investment income (loss)	1,333,541	(7,362,131)	293	342,427	3,684,990
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	96,267,985	95,603,403	—	28,142,967	—
Realized gains (losses) on sale of investments	8,604,725	(6,445,239)	(7,707)	6,028,478	(6,948,938)
Net realized gains (losses)	104,872,710	89,158,164	(7,707)	34,171,445	(6,948,938)
Change in unrealized gains (losses) on investments	(160,543,227)	(226,804,819)	(36,590)	(45,383,603)	(71,189,180)
Net realized and change in unrealized gains (losses) on investments	(55,670,517)	(137,646,655)	(44,297)	(11,212,158)	(78,138,118)
Net increase (decrease) in net assets resulting from operations	$(54,336,976)	$(145,008,786)	$(44,004)	$(10,869,731)	$(74,453,128)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTII Baillie Gifford International Stock Sub-Account	BHFTII BlackRock Bond Income Sub-Account	BHFTII BlackRock Capital Appreciation Sub-Account	BHFTII BlackRock Ultra-Short Term Bond Sub-Account	BHFTII Brighthouse Asset Allocation 20 Sub-Account
Investment Income:
Dividends	$1,626,957	$4,345,053	$—	$—	$4,026,583
Expenses:
Mortality and expense risk and other charges	2,431,931	1,927,917	1,203,911	3,913,317	1,656,619
Administrative charges	477,426	357,328	232,180	758,822	318,103
Total expenses	2,909,357	2,285,245	1,436,091	4,672,139	1,974,722
Net investment income (loss)	(1,282,400)	2,059,808	(1,436,091)	(4,672,139)	2,051,861
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	17,744,215	194,950	30,436,104	—	4,064,333
Realized gains (losses) on sale of investments	(1,587,182)	(2,333,560)	(1,490,468)	(469,896)	(2,434,612)
Net realized gains (losses)	16,157,033	(2,138,610)	28,945,636	(469,896)	1,629,721
Change in unrealized gains (losses) on investments	(87,798,277)	(27,904,064)	(81,053,611)	4,206,493	(24,280,020)
Net realized and change in unrealized gains (losses) on investments	(71,641,244)	(30,042,674)	(52,107,975)	3,736,597	(22,650,299)
Net increase (decrease) in net assets resulting from operations	$(72,923,644)	$(27,982,866)	$(53,544,066)	$(935,542)	$(20,598,438)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 40 Sub-Account	BHFTII Brighthouse Asset Allocation 60 Sub-Account	BHFTII Brighthouse Asset Allocation 80 Sub-Account	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account	BHFTII Brighthouse/ Dimensional International Small Company Sub-Account
Investment Income:
Dividends	$63,147,072	$103,456,726	$81,177,684	$1,136,957	$1,278,836
Expenses:
Mortality and expense risk and other charges	32,247,472	63,564,761	61,591,608	2,104,637	701,742
Administrative charges	6,107,667	12,090,217	11,354,611	361,504	134,792
Total expenses	38,355,139	75,654,978	72,946,219	2,466,141	836,534
Net investment income (loss)	24,791,933	27,801,748	8,231,465	(1,329,184)	442,302
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	133,642,167	372,444,213	428,822,027	23,661,810	5,945,125
Realized gains (losses) on sale of investments	(44,473,336)	(75,678,157)	(59,828,144)	2,028,357	(1,274,304)
Net realized gains (losses)	89,168,831	296,766,056	368,993,883	25,690,167	4,670,821
Change in unrealized gains (losses) on investments	(542,926,932)	(1,270,525,804)	(1,430,474,378)	(49,314,962)	(17,460,902)
Net realized and change in unrealized gains (losses) on investments	(453,758,101)	(973,759,748)	(1,061,480,495)	(23,624,795)	(12,790,081)
Net increase (decrease) in net assets resulting from operations	$(428,966,168)	$(945,958,000)	$(1,053,249,030)	$(24,953,979)	$(12,347,779)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTII Brighthouse/ Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account	BHFTII Jennison Growth Sub-Account	BHFTII Loomis Sayles Small Cap Core Sub-Account	BHFTII Loomis Sayles Small Cap Growth Sub-Account
Investment Income:
Dividends	$9,445,594	$—	$—	$—	$—
Expenses:
Mortality and expense risk and other charges	9,038,313	910,702	7,149,824	168,501	3,613
Administrative charges	1,735,863	175,861	1,352,266	28,029	795
Total expenses	10,774,176	1,086,563	8,502,090	196,530	4,408
Net investment income (loss)	(1,328,582)	(1,086,563)	(8,502,090)	(196,530)	(4,408)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	128,601,276	24,261,442	134,632,493	2,344,994	82,573
Realized gains (losses) on sale of investments	16,248,567	(2,457,623)	(5,902,341)	(169,119)	(6,158)
Net realized gains (losses)	144,849,843	21,803,819	128,730,152	2,175,875	76,415
Change in unrealized gains (losses) on investments	(199,131,563)	(47,311,229)	(423,425,097)	(4,318,433)	(174,273)
Net realized and change in unrealized gains (losses) on investments	(54,281,720)	(25,507,410)	(294,694,945)	(2,142,558)	(97,858)
Net increase (decrease) in net assets resulting from operations	$(55,610,302)	$(26,593,973)	$(303,197,035)	$(2,339,088)	$(102,266)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Aggregate Bond Index Sub-Account	BHFTII MetLife Mid Cap Stock Index Sub-Account	BHFTII MetLife MSCI EAFE® Index Sub-Account	BHFTII MetLife Russell 2000® Index Sub-Account	BHFTII MetLife Stock Index Sub-Account
Investment Income:
Dividends	$7,387,299	$1,520,441	$5,219,545	$1,380,775	$8,257,155
Expenses:
Mortality and expense risk and other charges	3,449,001	2,162,181	1,889,930	2,128,594	9,633,717
Administrative charges	709,706	351,300	343,439	393,883	1,691,957
Total expenses	4,158,707	2,513,481	2,233,369	2,522,477	11,325,674
Net investment income (loss)	3,228,592	(993,040)	2,986,176	(1,141,702)	(3,068,519)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	28,612,305	4,016,891	31,821,054	71,024,348
Realized gains (losses) on sale of investments	(4,725,517)	954,235	936,752	(704,310)	18,538,495
Net realized gains (losses)	(4,725,517)	29,566,540	4,953,643	31,116,744	89,562,843
Change in unrealized gains (losses) on investments	(46,801,443)	(58,053,548)	(35,780,839)	(73,718,308)	(262,675,650)
Net realized and change in unrealized gains (losses) on investments	(51,526,960)	(28,487,008)	(30,827,196)	(42,601,564)	(173,112,807)
Net increase (decrease) in net assets resulting from operations	$(48,298,368)	$(29,480,048)	$(27,841,020)	$(43,743,266)	$(176,181,326)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTII MFS® Total Return Sub-Account	BHFTII MFS® Value Sub-Account	BHFTII Neuberger Berman Genesis Sub-Account	BHFTII T. Rowe Price Large Cap Growth Sub-Account	BHFTII T. Rowe Price Small Cap Growth Sub-Account
Investment Income:
Dividends	$507,537	$4,910,995	$—	$—	$13,120
Expenses:
Mortality and expense risk and other charges	415,231	4,167,291	1,721,830	4,675,278	154,977
Administrative charges	59,920	782,509	300,208	930,862	14,451
Total expenses	475,151	4,949,800	2,022,038	5,606,140	169,428
Net investment income (loss)	32,386	(38,805)	(2,022,038)	(5,606,140)	(156,308)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	3,007,014	47,014,516	23,083,216	82,639,993	2,383,547
Realized gains (losses) on sale of investments	123,424	2,985,010	956,806	(4,259,264)	(214,528)
Net realized gains (losses)	3,130,438	49,999,526	24,040,022	78,380,729	2,169,019
Change in unrealized gains (losses) on investments	(7,124,887)	(78,547,619)	(54,644,224)	(291,088,155)	(5,649,844)
Net realized and change in unrealized gains (losses) on investments	(3,994,449)	(28,548,093)	(30,604,202)	(212,707,426)	(3,480,825)
Net increase (decrease) in net assets resulting from operations	$(3,962,063)	$(28,586,898)	$(32,626,240)	$(218,313,566)	$(3,637,133)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII VanEck Global Natural Resources Sub-Account	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	BHFTII Western Asset Management U.S. Government Sub-Account	BlackRock Global Allocation V.I. Sub-Account	Delaware Ivy VIP Asset Strategy Sub-Account
Investment Income:
Dividends	$1,519,284	$49,732,940	$4,479,103	$—	$3,562
Expenses:
Mortality and expense risk and other charges	804,861	9,859,724	2,589,191	385,786	2,405
Administrative charges	158,075	2,035,033	527,834	88,438	570
Total expenses	962,936	11,894,757	3,117,025	474,224	2,975
Net investment income (loss)	556,348	37,838,183	1,362,078	(474,224)	587
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	573,838	18,185
Realized gains (losses) on sale of investments	5,675,268	(9,537,858)	(4,971,950)	(436,261)	(1,773)
Net realized gains (losses)	5,675,268	(9,537,858)	(4,971,950)	137,577	16,412
Change in unrealized gains (losses) on investments	(276,330)	(203,471,442)	(21,407,296)	(6,745,783)	(59,252)
Net realized and change in unrealized gains (losses) on investments	5,398,938	(213,009,300)	(26,379,246)	(6,608,206)	(42,840)
Net increase (decrease) in net assets resulting from operations	$5,955,286	$(175,171,117)	$(25,017,168)	$(7,082,430)	$(42,253)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	DWS CROCI® International VIP Sub-Account	Federated Hermes High Income Bond Fund II Sub-Account	Federated Hermes Kaufman Fund II Sub-Account	Fidelity® VIP Asset Manager Sub-Account	Fidelity® VIP Contrafund® Sub-Account
Investment Income:
Dividends	$271,444	$117	$—	$1,077,962	$2,295,262
Expenses:
Mortality and expense risk and other charges	112,619	28	1,065	731,429	7,037,352
Administrative charges	—	—	—	—	788,995
Total expenses	112,619	28	1,065	731,429	7,826,347
Net investment income (loss)	158,825	89	(1,065)	346,533	(5,531,085)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	9,443	3,696,486	27,451,896
Realized gains (losses) on sale of investments	(241,421)	(5)	34	(70,056)	14,320,248
Net realized gains (losses)	(241,421)	(5)	9,477	3,626,430	41,772,144
Change in unrealized gains (losses) on investments	(1,352,280)	(387)	(40,089)	(14,083,988)	(235,551,418)
Net realized and change in unrealized gains (losses) on investments	(1,593,701)	(392)	(30,612)	(10,457,558)	(193,779,274)
Net increase (decrease) in net assets resulting from operations	$(1,434,876)	$(303)	$(31,677)	$(10,111,025)	$(199,310,359)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Equity-Income Sub-Account	Fidelity® VIP FundsManager 50% Sub-Account	Fidelity® VIP FundsManager 60% Sub-Account	Fidelity® VIP Government Money Market Sub-Account	Fidelity® VIP Growth Sub-Account
Investment Income:
Dividends	$73,826	$53,769,735	$31,303,097	$216,695	$1,334,007
Expenses:
Mortality and expense risk and other charges	55,791	57,266,303	36,483,475	200,069	2,900,094
Administrative charges	—	—	—	—	—
Total expenses	55,791	57,266,303	36,483,475	200,069	2,900,094
Net investment income (loss)	18,035	(3,496,568)	(5,180,378)	16,626	(1,566,087)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	129,675	513,223,618	333,301,759	—	16,098,463
Realized gains (losses) on sale of investments	28,544	(46,545,048)	(26,433,569)	—	5,959,315
Net realized gains (losses)	158,219	466,678,570	306,868,190	—	22,057,778
Change in unrealized gains (losses) on investments	(456,721)	(992,781,867)	(664,303,672)	(2)	(88,644,380)
Net realized and change in unrealized gains (losses) on investments	(298,502)	(526,103,297)	(357,435,482)	(2)	(66,586,602)
Net increase (decrease) in net assets resulting from operations	$(280,467)	$(529,599,865)	$(362,615,860)	$16,624	$(68,152,689)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	Fidelity® VIP Index 500 Sub-Account	Fidelity® VIP Mid Cap Sub-Account	Fidelity® VIP Overseas Sub-Account	FTVIPT Franklin Income VIP Sub-Account	FTVIPT Franklin Mutual Shares VIP Sub-Account
Investment Income:
Dividends	$960,486	$854,968	$38,427	$9,502,771	$1,606,944
Expenses:
Mortality and expense risk and other charges	899,673	3,809,743	46,047	2,228,438	1,027,269
Administrative charges	—	788,377	—	465,774	218,335
Total expenses	899,673	4,598,120	46,047	2,694,212	1,245,604
Net investment income (loss)	60,813	(3,743,152)	(7,620)	6,808,559	361,340
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	528,241	22,382,394	36,102	3,857,222	9,704,504
Realized gains (losses) on sale of investments	4,091,698	2,956,431	75,245	1,492,869	100,299
Net realized gains (losses)	4,619,939	25,338,825	111,347	5,350,091	9,804,803
Change in unrealized gains (losses) on investments	(19,964,227)	(85,896,972)	(1,381,458)	(26,300,052)	(18,845,958)
Net realized and change in unrealized gains (losses) on investments	(15,344,288)	(60,558,147)	(1,270,111)	(20,949,961)	(9,041,155)
Net increase (decrease) in net assets resulting from operations	$(15,283,475)	$(64,301,299)	$(1,277,731)	$(14,141,402)	$(8,679,815)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	FTVIPT Franklin Small Cap Value VIP Sub-Account	FTVIPT Templeton Foreign VIP Sub-Account	FTVIPT Templeton Global Bond VIP Sub-Account	Invesco V.I. American Franchise Sub-Account	Invesco V.I. Core Equity Sub-Account
Investment Income:
Dividends	$965,880	$1,677,440	$—	$—	$748
Expenses:
Mortality and expense risk and other charges	1,109,157	853,101	1,677,508	50	1,145
Administrative charges	232,909	136,887	351,446	—	—
Total expenses	1,342,066	989,988	2,028,954	50	1,145
Net investment income (loss)	(376,186)	687,452	(2,028,954)	(50)	(397)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	18,227,373	—	—	969	12,714
Realized gains (losses) on sale of investments	(1,073,199)	(1,060,991)	(9,044,569)	5	4,639
Net realized gains (losses)	17,154,174	(1,060,991)	(9,044,569)	974	17,353
Change in unrealized gains (losses) on investments	(29,594,571)	(5,356,757)	868,807	(2,421)	(38,564)
Net realized and change in unrealized gains (losses) on investments	(12,440,397)	(6,417,748)	(8,175,762)	(1,447)	(21,211)
Net increase (decrease) in net assets resulting from operations	$(12,816,583)	$(5,730,296)	$(10,204,716)	$(1,497)	$(21,608)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	Invesco V.I. Equity and Income Sub-Account	Invesco V.I. EQV International Equity Sub-Account	Invesco V.I. Main Street Small Cap® Sub-Account	Invesco V.I. Main Street® Sub-Account	Invesco V.I. U.S. Government Money Sub-Account
Investment Income:
Dividends	$7,834,314	$2,601,612	$212,457	$298	$26
Expenses:
Mortality and expense risk and other charges	6,486,201	2,066,670	980,671	273	31
Administrative charges	1,289,826	446,473	207,775	—	—
Total expenses	7,776,027	2,513,143	1,188,446	273	31
Net investment income (loss)	58,287	88,469	(975,989)	25	(5)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	72,289,168	20,350,154	9,949,043	7,680	—
Realized gains (losses) on sale of investments	13,585,563	1,380,637	2,824,574	(1,546)	—
Net realized gains (losses)	85,874,731	21,730,791	12,773,617	6,134	—
Change in unrealized gains (losses) on investments	(141,244,972)	(65,431,134)	(29,443,128)	(11,098)	(2)
Net realized and change in unrealized gains (losses) on investments	(55,370,241)	(43,700,343)	(16,669,511)	(4,964)	(2)
Net increase (decrease) in net assets resulting from operations	$(55,311,954)	$(43,611,874)	$(17,645,500)	$(4,939)	$(7)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Global Sustainable Equity Sub-Account (a)	LMPVET ClearBridge Variable Appreciation Sub-Account	LMPVET ClearBridge Variable Dividend Strategy Sub-Account	LMPVET ClearBridge Variable Large Cap Growth Sub-Account	LMPVET ClearBridge Variable Large Cap Value Sub-Account
Investment Income:
Dividends	$243	$3,999,829	$2,655,898	$—	$100,511
Expenses:
Mortality and expense risk and other charges	203	4,963,240	2,629,173	34,147	121,196
Administrative charges	48	951,203	489,415	5,561	20,130
Total expenses	251	5,914,443	3,118,588	39,708	141,326
Net investment income (loss)	(8)	(1,914,614)	(462,690)	(39,708)	(40,815)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	19,254,039	18,354,750	151,169	296,197
Realized gains (losses) on sale of investments	34	27,359,185	11,272,337	56,771	168,858
Net realized gains (losses)	34	46,613,224	29,627,087	207,940	465,055
Change in unrealized gains (losses) on investments	462	(111,715,738)	(52,780,179)	(1,155,584)	(1,229,253)
Net realized and change in unrealized gains (losses) on investments	496	(65,102,514)	(23,153,092)	(947,644)	(764,198)
Net increase (decrease) in net assets resulting from operations	$488	$(67,017,128)	$(23,615,782)	$(987,352)	$(805,013)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	LMPVET ClearBridge Variable Small Cap Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account
Investment Income:
Dividends	$—	$584,446	$1,656,162	$10,124	$5,727,671
Expenses:
Mortality and expense risk and other charges	1,477,933	310,784	624,171	7,854	1,058,961
Administrative charges	271,470	69,412	136,761	1,421	190,223
Total expenses	1,749,403	380,196	760,932	9,275	1,249,184
Net investment income (loss)	(1,749,403)	204,250	895,230	849	4,478,487
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,528,076	1,462,978	4,601,979	40,020	—
Realized gains (losses) on sale of investments	1,102,970	165,736	178,386	404	(1,919,114)
Net realized gains (losses)	3,631,046	1,628,714	4,780,365	40,424	(1,919,114)
Change in unrealized gains (losses) on investments	(49,459,600)	(6,790,509)	(16,105,211)	(144,615)	(17,895,329)
Net realized and change in unrealized gains (losses) on investments	(45,828,554)	(5,161,795)	(11,324,846)	(104,191)	(19,814,443)
Net increase (decrease) in net assets resulting from operations	$(47,577,957)	$(4,957,545)	$(10,429,616)	$(103,342)	$(15,335,956)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	MFS® VIT New Discovery Sub-Account	MFS® VIT Research Sub-Account	Morgan Stanley VIF Global Infrastructure Sub-Account	Neuberger Berman Genesis Sub-Account	PIMCO VIT Commodity RealReturn® Strategy Sub-Account
Investment Income:
Dividends	$—	$142	$9,056	$—	$63,050
Expenses:
Mortality and expense risk and other charges	49	404	3,518	68	3,170
Administrative charges	—	—	861	—	752
Total expenses	49	404	4,379	68	3,922
Net investment income (loss)	(49)	(262)	4,677	(68)	59,128
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	770	3,707	19,156	753	—
Realized gains (losses) on sale of investments	(189)	96	931	19	8,505
Net realized gains (losses)	581	3,803	20,087	772	8,505
Change in unrealized gains (losses) on investments	(2,786)	(9,736)	(58,578)	(2,596)	(62,419)
Net realized and change in unrealized gains (losses) on investments	(2,205)	(5,933)	(38,491)	(1,824)	(53,914)
Net increase (decrease) in net assets resulting from operations	$(2,254)	$(6,195)	$(33,814)	$(1,892)	$5,214
The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2022

	PIMCO VIT Dynamic Bond Sub-Account	PIMCO VIT Emerging Markets Bond Sub-Account	Pioneer Mid Cap Value VCT Sub-Account	Pioneer Real Estate Shares VCT Sub-Account
Investment Income:
Dividends	$4,367	$20,813	$707,344	$3,110
Expenses:
Mortality and expense risk and other charges	2,674	4,340	593,551	2,809
Administrative charges	647	886	121,673	491
Total expenses	3,321	5,226	715,224	3,300
Net investment income (loss)	1,046	15,587	(7,880)	(190)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	29,477	—	20,903,545	11,802
Realized gains (losses) on sale of investments	(9,533)	(12,333)	(178,340)	(16,718)
Net realized gains (losses)	19,944	(12,333)	20,725,205	(4,916)
Change in unrealized gains (losses) on investments	(43,712)	(97,299)	(24,903,342)	(76,252)
Net realized and change in unrealized gains (losses) on investments	(23,768)	(109,632)	(4,178,137)	(81,168)
Net increase (decrease) in net assets resulting from operations	$(22,722)	$(94,045)	$(4,186,017)	$(81,358)

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Government Money Sub-Account	T. Rowe Price Growth Stock Sub-Account	T. Rowe Price International Stock Sub-Account	TAP 1919 Variable Socially Responsive Balanced Sub-Account
Investment Income:
Dividends	$1,590	$—	$1,330	$2,463
Expenses:
Mortality and expense risk and other charges	1,034	66,323	3,254	5,165
Administrative charges	—	—	—	925
Total expenses	1,034	66,323	3,254	6,090
Net investment income (loss)	556	(66,323)	(1,924)	(3,627)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	197,651	1,461	17,047
Realized gains (losses) on sale of investments	—	275,796	3,006	(1,013)
Net realized gains (losses)	—	473,447	4,467	16,034
Change in unrealized gains (losses) on investments	—	(4,755,301)	(80,816)	(112,630)
Net realized and change in unrealized gains (losses) on investments	—	(4,281,854)	(76,349)	(96,596)
Net increase (decrease) in net assets resulting from operations	$556	$(4,348,177)	$(78,273)	$(100,223)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2022 and 2021

	Alger Small Cap Growth Sub-Account		American Funds® Global Growth Sub-Account		American Funds® Global Small Capitalization Sub-Account		American Funds® Growth Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(659,271)	$(1,111,927)	$(2,154,709)	$(3,870,062)	$(1,086,868)	$(1,545,854)	$(6,874,583)	$(10,159,881)
Net realized gains (losses)	5,766,986	27,853,962	33,023,635	40,066,608	26,485,434	11,702,194	99,393,651	187,040,796
Change in unrealized gains (losses) on investments	(32,004,224)	(32,243,235)	(117,762,009)	10,244,534	(57,139,566)	(3,573,246)	(330,260,579)	(27,954,607)
Net increase (decrease) in net assets resulting from operations	(26,896,509)	(5,501,200)	(86,893,083)	46,441,080	(31,741,000)	6,583,094	(237,741,511)	148,926,308
Contract Transactions:
Purchase payments received from contract owners	357,788	425,243	5,988,168	12,611,693	1,426,116	2,263,426	1,863,723	2,129,510
Net transfers (including fixed account)	(931,597)	(902,035)	13,285,786	(4,804,974)	8,893,244	(4,016,031)	23,473,342	(50,875,672)
Contract charges	(3,510)	(4,968)	(3,270,774)	(3,064,579)	(830,873)	(889,553)	(6,867,837)	(7,040,620)
Transfers for contract benefits and terminations	(3,477,741)	(8,811,134)	(20,700,884)	(43,888,994)	(7,084,856)	(17,465,544)	(57,140,660)	(112,001,585)
Net increase (decrease) in net assets resulting from contract transactions	(4,055,060)	(9,292,894)	(4,697,704)	(39,146,854)	2,403,631	(20,107,702)	(38,671,432)	(167,788,367)
Net increase (decrease) in net assets	(30,951,569)	(14,794,094)	(91,590,787)	7,294,226	(29,337,369)	(13,524,608)	(276,412,943)	(18,862,059)
Net Assets:
Beginning of year	70,911,556	85,705,650	336,745,543	329,451,317	102,683,491	116,208,099	789,048,517	807,910,576
End of year	$39,959,987	$70,911,556	$245,154,756	$336,745,543	$73,346,122	$102,683,491	$512,635,574	$789,048,517

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	American Funds® Growth-Income Sub-Account		American Funds® The Bond Fund of America Sub-Account		BHFTI AB Global Dynamic Allocation Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(971,165)	$(1,776,330)	$1,871,078	$23,525	$62,080,947	$(30,944,178)
Net realized gains (losses)	47,380,602	25,550,583	(36,099)	6,423,439	144,930,909	204,732,986
Change in unrealized gains (losses) on investments	(125,228,855)	63,885,915	(21,921,757)	(8,826,689)	(758,440,175)	26,465,898
Net increase (decrease) in net assets resulting from operations	(78,819,418)	87,660,168	(20,086,778)	(2,379,725)	(551,428,319)	200,254,706
Contract Transactions:
Purchase payments received from contract owners	12,193,807	17,095,419	8,570,911	15,513,438	9,863,646	10,555,520
Net transfers (including fixed account)	(10,934,238)	(7,723,017)	(3,720,086)	20,417,567	(14,553,221)	(23,867,498)
Contract charges	(4,377,836)	(3,808,351)	(1,760,637)	(1,405,521)	(46,118,632)	(47,067,837)
Transfers for contract benefits and terminations	(30,170,000)	(51,754,508)	(10,675,539)	(19,341,759)	(162,112,134)	(208,845,942)
Net increase (decrease) in net assets resulting from contract transactions	(33,288,267)	(46,190,457)	(7,585,351)	15,183,725	(212,920,341)	(269,225,757)
Net increase (decrease) in net assets	(112,107,685)	41,469,711	(27,672,129)	12,804,000	(764,348,660)	(68,971,051)
Net Assets:
Beginning of year	453,656,589	412,186,878	147,356,780	134,552,780	2,628,047,395	2,697,018,446
End of year	$341,548,904	$453,656,589	$119,684,651	$147,356,780	$1,863,698,735	$2,628,047,395

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI AB International Bond Sub-Account		BHFTI Allspring Mid Cap Value Sub-Account		BHFTI American Funds® Balanced Allocation Sub-Account		BHFTI American Funds® Growth Allocation Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$873,798	$(94,254)	$(1,312,297)	$(1,185,014)	$(2,402,605)	$(11,848,359)	$(8,459,982)	$(16,313,482)
Net realized gains (losses)	(101,711)	34,143	21,842,508	3,653,699	403,497,976	172,396,427	288,033,437	111,513,275
Change in unrealized gains (losses) on investments	(2,459,555)	(175,477)	(28,836,270)	27,751,503	(1,050,280,700)	195,380,566	(713,057,123)	192,693,304
Net increase (decrease) in net assets resulting from operations	(1,687,468)	(235,588)	(8,306,059)	30,220,188	(649,185,329)	355,928,634	(433,483,668)	287,893,097
Contract Transactions:
Purchase payments received from contract owners	1,447,526	4,076,136	1,030,484	3,343,759	50,328,363	106,472,044	30,000,186	70,873,476
Net transfers (including fixed account)	(430,776)	991,649	(4,440,106)	(13,802,127)	33,610,164	40,983,721	(32,899,969)	(2,083,259)
Contract charges	(125,219)	(64,830)	(1,150,673)	(1,080,904)	(44,828,833)	(43,095,760)	(25,277,392)	(24,813,742)
Transfers for contract benefits and terminations	(239,097)	(208,254)	(7,493,073)	(12,286,042)	(232,735,897)	(291,818,049)	(137,601,866)	(176,030,848)
Net increase (decrease) in net assets resulting from contract transactions	652,434	4,794,701	(12,053,368)	(23,825,314)	(193,626,203)	(187,458,044)	(165,779,041)	(132,054,373)
Net increase (decrease) in net assets	(1,035,034)	4,559,113	(20,359,427)	6,394,874	(842,811,532)	168,470,590	(599,262,709)	155,838,724
Net Assets:
Beginning of year	9,615,524	5,056,411	129,277,195	122,882,321	3,647,143,085	3,478,672,495	2,240,474,729	2,084,636,005
End of year	$8,580,490	$9,615,524	$108,917,768	$129,277,195	$2,804,331,553	$3,647,143,085	$1,641,212,020	$2,240,474,729

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI American Funds® Growth Sub-Account		BHFTI American Funds® Moderate Allocation Sub-Account		BHFTI BlackRock Global Tactical Strategies Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(10,171,426)	$(19,372,496)	$3,387,635	$581,439	$32,356,495	$(1,318,546)
Net realized gains (losses)	240,159,283	141,164,826	135,470,828	72,933,043	91,629,473	200,366,136
Change in unrealized gains (losses) on investments	(681,864,263)	119,315,919	(386,828,487)	49,151,731	(939,695,215)	139,784,187
Net increase (decrease) in net assets resulting from operations	(451,876,406)	241,108,249	(247,970,024)	122,666,213	(815,709,247)	338,831,777
Contract Transactions:
Purchase payments received from contract owners	88,173,340	167,487,573	26,878,669	42,916,426	15,948,815	16,922,411
Net transfers (including fixed account)	78,449,985	(89,209,884)	221,151	(1,129,950)	(29,447,725)	(55,798,959)
Contract charges	(15,452,043)	(12,535,000)	(21,056,170)	(20,758,728)	(74,265,248)	(75,020,074)
Transfers for contract benefits and terminations	(70,309,861)	(122,266,516)	(109,896,234)	(136,756,972)	(263,159,960)	(324,175,378)
Net increase (decrease) in net assets resulting from contract transactions	80,861,421	(56,523,827)	(103,852,584)	(115,729,224)	(350,924,118)	(438,072,000)
Net increase (decrease) in net assets	(371,014,985)	184,584,422	(351,822,608)	6,936,989	(1,166,633,365)	(99,240,223)
Net Assets:
Beginning of year	1,417,958,911	1,233,374,489	1,584,853,380	1,577,916,391	4,191,273,906	4,290,514,129
End of year	$1,046,943,926	$1,417,958,911	$1,233,030,772	$1,584,853,380	$3,024,640,541	$4,191,273,906

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI BlackRock High Yield Sub-Account		BHFTI Brighthouse Asset Allocation 100 Sub-Account		BHFTI Brighthouse Balanced Plus Sub-Account		BHFTI Brighthouse Small Cap Value Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$18,197,137	$12,236,289	$(1,303,975)	$(3,077,437)	$65,174,176	$72,726,830	$(1,955,149)	$(1,808,931)
Net realized gains (losses)	(7,275,171)	178,596	47,679,291	66,713,207	517,120,276	369,751,154	38,845,452	10,956,247
Change in unrealized gains (losses) on investments	(74,861,717)	4,524,098	(186,099,894)	33,492,666	(2,300,700,035)	21,812,389	(70,761,858)	53,119,116
Net increase (decrease) in net assets resulting from operations	(63,939,751)	16,938,983	(139,724,578)	97,128,436	(1,718,405,583)	464,290,373	(33,871,555)	62,266,432
Contract Transactions:
Purchase payments received from contract owners	60,413,316	122,639,221	10,257,825	22,795,063	37,841,321	55,634,581	4,884,021	5,343,661
Net transfers (including fixed account)	(37,226,448)	38,942,819	(1,628,202)	(16,269,391)	(33,464,805)	37,450,575	(6,819,859)	(25,998,861)
Contract charges	(7,068,247)	(4,716,512)	(5,011,631)	(4,803,932)	(121,098,669)	(124,343,859)	(1,966,144)	(1,827,873)
Transfers for contract benefits and terminations	(28,361,111)	(29,156,790)	(34,210,689)	(60,217,538)	(478,888,453)	(671,689,031)	(15,919,779)	(21,803,468)
Net increase (decrease) in net assets resulting from contract transactions	(12,242,490)	127,708,738	(30,592,697)	(58,495,798)	(595,610,606)	(702,947,734)	(19,821,761)	(44,286,541)
Net increase (decrease) in net assets	(76,182,241)	144,647,721	(170,317,275)	38,632,638	(2,314,016,189)	(238,657,361)	(53,693,316)	17,979,891
Net Assets:
Beginning of year	544,808,402	400,160,681	659,337,580	620,704,942	7,709,986,674	7,948,644,035	242,001,994	224,022,103
End of year	$468,626,161	$544,808,402	$489,020,305	$659,337,580	$5,395,970,485	$7,709,986,674	$188,308,678	$242,001,994

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account		BHFTI Brighthouse/ Artisan International Sub-Account		BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,386,002)	$(5,336,137)	$(1,172)	$(2,616)	$2,327,939	$1,628,475
Net realized gains (losses)	43,209,654	16,382,599	40,012	20,756	(902,761)	(108,236)
Change in unrealized gains (losses) on investments	(140,188,172)	(33,850,843)	(96,187)	4,350	(4,828,875)	379,262
Net increase (decrease) in net assets resulting from operations	(99,364,520)	(22,804,381)	(57,347)	22,490	(3,403,697)	1,899,501
Contract Transactions:
Purchase payments received from contract owners	3,257,018	6,440,301	200	200	11,954,817	15,467,124
Net transfers (including fixed account)	40,333,261	10,393,027	5,232	(1,102)	(800,147)	11,449,091
Contract charges	(4,145,373)	(4,279,838)	(230)	(436)	(1,464,220)	(991,652)
Transfers for contract benefits and terminations	(23,083,964)	(39,837,878)	(15,641)	(59,691)	(6,433,461)	(8,107,789)
Net increase (decrease) in net assets resulting from contract transactions	16,360,942	(27,284,388)	(10,439)	(61,029)	3,256,989	17,816,774
Net increase (decrease) in net assets	(83,003,578)	(50,088,769)	(67,786)	(38,539)	(146,708)	19,716,275
Net Assets:
Beginning of year	363,515,429	413,604,198	287,234	325,773	108,650,432	88,934,157
End of year	$280,511,851	$363,515,429	$219,448	$287,234	$108,503,724	$108,650,432

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account		BHFTI Brighthouse/Templeton International Bond Sub-Account		BHFTI Brighthouse/Wellington Large Cap Research Sub-Account		BHFTI CBRE Global Real Estate Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,712,137	$510,299	$(399,322)	$(478,724)	$(174,489)	$(177,233)	$4,992,434	$3,233,024
Net realized gains (losses)	(2,616,044)	(662,861)	(1,944,115)	(560,376)	3,735,423	2,811,137	20,799,330	7,317,226
Change in unrealized gains (losses) on investments	(8,610,424)	(1,843,477)	620,364	(1,084,189)	(7,322,446)	1,141,480	(87,669,733)	55,881,491
Net increase (decrease) in net assets resulting from operations	(9,514,331)	(1,996,039)	(1,723,073)	(2,123,289)	(3,761,512)	3,775,384	(61,877,969)	66,431,741
Contract Transactions:
Purchase payments received from contract owners	4,412,982	7,921,021	62,701	55,699	42,760	23,841	2,888,705	3,521,360
Net transfers (including fixed account)	(9,563,377)	27,425,581	(2,398,200)	4,883,165	(351,937)	(538,146)	1,403,604	(12,826,159)
Contract charges	(2,121,596)	(1,931,100)	(461,899)	(449,684)	(217,677)	(210,948)	(2,393,320)	(2,331,325)
Transfers for contract benefits and terminations	(10,924,795)	(14,023,809)	(1,638,883)	(2,881,152)	(1,235,878)	(1,648,827)	(16,829,207)	(27,388,174)
Net increase (decrease) in net assets resulting from contract transactions	(18,196,786)	19,391,693	(4,436,281)	1,608,028	(1,762,732)	(2,374,080)	(14,930,218)	(39,024,298)
Net increase (decrease) in net assets	(27,711,117)	17,395,654	(6,159,354)	(515,261)	(5,524,244)	1,401,304	(76,808,187)	27,407,443
Net Assets:
Beginning of year	157,485,322	140,089,668	31,083,171	31,598,432	19,376,482	17,975,178	248,981,131	221,573,688
End of year	$129,774,205	$157,485,322	$24,923,817	$31,083,171	$13,852,238	$19,376,482	$172,172,944	$248,981,131

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Harris Oakmark International Sub-Account		BHFTI Invesco Balanced-Risk Allocation Sub-Account		BHFTI Invesco Comstock Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,905,408	$(4,983,519)	$40,837,737	$15,275,818	$2,626,887	$3,213,055
Net realized gains (losses)	20,514,256	8,415,109	43,711,037	29,381,667	116,476,771	32,543,636
Change in unrealized gains (losses) on investments	(110,515,954)	35,482,333	(208,420,772)	28,278,086	(124,481,461)	157,779,451
Net increase (decrease) in net assets resulting from operations	(87,096,290)	38,913,923	(123,871,998)	72,935,571	(5,377,803)	193,536,142
Contract Transactions:
Purchase payments received from contract owners	5,589,840	14,054,479	6,347,261	12,083,695	20,979,073	22,287,435
Net transfers (including fixed account)	9,122,192	(34,573,863)	72,147,627	16,970,626	(65,073,213)	(72,107,510)
Contract charges	(5,441,621)	(5,422,705)	(17,322,306)	(15,764,328)	(8,442,556)	(7,250,288)
Transfers for contract benefits and terminations	(31,441,689)	(50,132,632)	(67,470,260)	(75,550,205)	(56,270,264)	(87,493,256)
Net increase (decrease) in net assets resulting from contract transactions	(22,171,278)	(76,074,721)	(6,297,678)	(62,260,212)	(108,806,960)	(144,563,619)
Net increase (decrease) in net assets	(109,267,568)	(37,160,798)	(130,169,676)	10,675,359	(114,184,763)	48,972,523
Net Assets:
Beginning of year	524,880,431	562,041,229	920,733,404	910,058,045	715,803,570	666,831,047
End of year	$415,612,863	$524,880,431	$790,563,728	$920,733,404	$601,618,807	$715,803,570

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI Invesco Global Equity Sub-Account		BHFTI Invesco Small Cap Growth Sub-Account		BHFTI JPMorgan Core Bond Sub-Account		BHFTI JPMorgan Global Active Allocation Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(595,799)	$(824,471)	$(5,051,195)	$(6,772,542)	$3,340,625	$3,293,661	$11,364,751	$(10,716,058)
Net realized gains (losses)	6,228,977	6,908,700	109,260,997	99,002,502	(5,288,835)	2,221	123,043,800	81,562,993
Change in unrealized gains (losses) on investments	(23,629,129)	1,412,185	(270,409,892)	(67,301,757)	(53,999,412)	(15,029,224)	(358,253,666)	25,192,508
Net increase (decrease) in net assets resulting from operations	(17,995,951)	7,496,414	(166,200,090)	24,928,203	(55,947,622)	(11,733,342)	(223,845,115)	96,039,443
Contract Transactions:
Purchase payments received from contract owners	511,626	154,438	17,557,270	40,710,184	9,956,687	21,004,326	9,032,331	17,760,762
Net transfers (including fixed account)	5,079,138	(1,761,416)	40,294,937	(19,197,830)	(5,546,606)	51,326,952	(250,950)	19,363,469
Contract charges	(373,171)	(405,966)	(4,074,299)	(3,835,098)	(5,317,834)	(4,778,230)	(19,831,876)	(19,757,943)
Transfers for contract benefits and terminations	(4,350,361)	(8,523,282)	(20,930,124)	(44,019,929)	(23,647,199)	(33,540,184)	(76,560,532)	(97,861,994)
Net increase (decrease) in net assets resulting from contract transactions	867,232	(10,536,226)	32,847,784	(26,342,673)	(24,554,952)	34,012,864	(87,611,027)	(80,495,706)
Net increase (decrease) in net assets	(17,128,719)	(3,039,812)	(133,352,306)	(1,414,470)	(80,502,574)	22,279,522	(311,456,142)	15,543,737
Net Assets:
Beginning of year	54,700,490	57,740,302	442,969,074	444,383,544	410,107,296	387,827,774	1,225,445,904	1,209,902,167
End of year	$37,571,771	$54,700,490	$309,616,768	$442,969,074	$329,604,722	$410,107,296	$913,989,762	$1,225,445,904

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI JPMorgan Small Cap Value Sub-Account		BHFTI Loomis Sayles Global Allocation Sub-Account		BHFTI Loomis Sayles Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(126,738)	$(158,118)	$(2,373,041)	$(1,330,269)	$(9,095,985)	$(9,631,007)
Net realized gains (losses)	7,481,543	2,346,899	22,052,531	23,303,176	50,981,150	39,676,342
Change in unrealized gains (losses) on investments	(11,043,074)	4,983,365	(67,910,841)	698,363	(261,927,692)	63,292,430
Net increase (decrease) in net assets resulting from operations	(3,688,269)	7,172,146	(48,231,351)	22,671,270	(220,042,527)	93,337,765
Contract Transactions:
Purchase payments received from contract owners	72,087	14,798	4,842,900	9,393,701	5,980,441	9,318,839
Net transfers (including fixed account)	(1,998,411)	(2,099,783)	1,643,282	425,793	18,761,069	326,010,084
Contract charges	(298,362)	(300,263)	(2,028,609)	(1,911,932)	(7,316,368)	(6,239,138)
Transfers for contract benefits and terminations	(1,535,986)	(2,413,004)	(10,382,958)	(14,956,734)	(47,773,352)	(69,004,993)
Net increase (decrease) in net assets resulting from contract transactions	(3,760,672)	(4,798,252)	(5,925,385)	(7,049,172)	(30,348,210)	260,084,792
Net increase (decrease) in net assets	(7,448,941)	2,373,894	(54,156,736)	15,622,098	(250,390,737)	353,422,557
Net Assets:
Beginning of year	26,707,343	24,333,449	197,373,609	181,751,511	772,890,045	419,467,488
End of year	$19,258,402	$26,707,343	$143,216,873	$197,373,609	$522,499,308	$772,890,045

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI MetLife Multi-Index Targeted Risk Sub-Account		BHFTI MFS® Research International Sub-Account		BHFTI Morgan Stanley Discovery Sub-Account		BHFTI PanAgora Global Diversified Risk Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,979,992	$4,475,329	$573,928	$(1,673,341)	$(3,191,168)	$(5,695,593)	$166,491,487	$(2,136,262)
Net realized gains (losses)	65,432,137	45,707,648	16,196,799	14,889,974	102,231,773	240,138,002	78,643,197	13,770,317
Change in unrealized gains (losses) on investments	(281,697,362)	28,171,057	(67,994,384)	12,267,085	(334,652,328)	(273,305,085)	(553,873,695)	(4,078,038)
Net increase (decrease) in net assets resulting from operations	(212,285,233)	78,354,034	(51,223,657)	25,483,718	(235,611,723)	(38,862,676)	(308,739,011)	7,556,017
Contract Transactions:
Purchase payments received from contract owners	5,791,800	9,735,281	4,787,916	8,148,642	10,089,374	22,574,053	5,643,347	2,298,692
Net transfers (including fixed account)	7,343,047	(5,373,240)	6,467,867	8,533,292	104,389,599	(29,315,302)	1,654,793,628	1,084,271
Contract charges	(15,475,374)	(15,683,349)	(2,411,525)	(2,250,540)	(2,950,041)	(3,759,721)	(31,328,044)	(2,476,547)
Transfers for contract benefits and terminations	(58,746,484)	(72,144,831)	(16,283,268)	(24,812,108)	(17,733,884)	(53,783,657)	(87,259,082)	(11,113,862)
Net increase (decrease) in net assets resulting from contract transactions	(61,087,011)	(83,466,139)	(7,439,010)	(10,380,714)	93,795,048	(64,284,627)	1,541,849,849	(10,207,446)
Net increase (decrease) in net assets	(273,372,244)	(5,112,105)	(58,662,667)	15,103,004	(141,816,675)	(103,147,303)	1,233,110,838	(2,651,429)
Net Assets:
Beginning of year	980,948,128	986,060,233	273,459,974	258,356,970	328,336,298	431,483,601	151,367,026	154,018,455
End of year	$707,575,884	$980,948,128	$214,797,307	$273,459,974	$186,519,623	$328,336,298	$1,384,477,864	$151,367,026

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI PIMCO Inflation Protected Bond Sub-Account		BHFTI PIMCO Total Return Sub-Account		BHFTI Schroders Global Multi-Asset Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$25,899,177	$(5,072,833)	$17,154,186	$4,009,844	$141,633	$(8,883,797)
Net realized gains (losses)	(4,485,477)	686,232	(28,913,701)	60,921,221	39,136,072	15,466,087
Change in unrealized gains (losses) on investments	(100,664,121)	27,374,499	(209,238,783)	(106,878,547)	(207,138,990)	72,062,072
Net increase (decrease) in net assets resulting from operations	(79,250,421)	22,987,898	(220,998,298)	(41,947,482)	(167,861,285)	78,644,362
Contract Transactions:
Purchase payments received from contract owners	18,756,436	27,064,569	18,344,370	41,056,815	2,860,338	4,427,309
Net transfers (including fixed account)	(25,914,785)	71,246,561	(57,717,007)	176,368,362	(10,397,943)	(32,059,951)
Contract charges	(7,968,958)	(6,988,553)	(17,628,012)	(16,497,335)	(12,961,369)	(13,757,594)
Transfers for contract benefits and terminations	(43,520,173)	(55,573,609)	(89,683,573)	(130,904,225)	(50,918,566)	(71,703,922)
Net increase (decrease) in net assets resulting from contract transactions	(58,647,480)	35,748,968	(146,684,222)	70,023,617	(71,417,540)	(113,094,158)
Net increase (decrease) in net assets	(137,897,901)	58,736,866	(367,682,520)	28,076,135	(239,278,825)	(34,449,796)
Net Assets:
Beginning of year	625,729,334	566,992,468	1,448,825,191	1,420,749,056	812,041,753	846,491,549
End of year	$487,831,433	$625,729,334	$1,081,142,671	$1,448,825,191	$572,762,928	$812,041,753

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account		BHFTI SSGA Growth and Income ETF Sub-Account		BHFTI SSGA Growth ETF Sub-Account		BHFTI T. Rowe Price Large Cap Value Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$58,345	$15,138	$16,021,853	$3,515,337	$4,714,963	$(393,092)	$1,333,541	$3,366,406
Net realized gains (losses)	(114,233)	24,845	166,532,799	74,643,488	64,989,101	34,370,682	104,872,710	16,083,580
Change in unrealized gains (losses) on investments	(1,287,770)	(309,810)	(384,074,285)	58,450,799	(146,347,596)	31,978,559	(160,543,227)	152,964,184
Net increase (decrease) in net assets resulting from operations	(1,343,658)	(269,827)	(201,519,633)	136,609,624	(76,643,532)	65,956,149	(54,336,976)	172,414,170
Contract Transactions:
Purchase payments received from contract owners	656,843	2,926,180	11,360,878	21,983,229	4,332,057	5,535,499	27,882,108	40,860,191
Net transfers (including fixed account)	7,637	1,512,419	(4,961,841)	(16,504,339)	(5,653,384)	(7,153,193)	(19,143,725)	(11,176,156)
Contract charges	(71,441)	(30,539)	(16,127,636)	(16,025,081)	(5,435,877)	(5,394,855)	(6,350,092)	(5,070,451)
Transfers for contract benefits and terminations	(266,852)	(77,728)	(74,904,413)	(98,389,179)	(26,277,227)	(37,247,671)	(61,967,888)	(75,335,230)
Net increase (decrease) in net assets resulting from contract transactions	326,187	4,330,332	(84,633,012)	(108,935,370)	(33,034,431)	(44,260,220)	(59,579,597)	(50,721,646)
Net increase (decrease) in net assets	(1,017,471)	4,060,505	(286,152,645)	27,674,254	(109,677,963)	21,695,929	(113,916,573)	121,692,524
Net Assets:
Beginning of year	6,242,369	2,181,864	1,237,577,156	1,209,902,902	457,525,910	435,829,981	852,422,100	730,729,576
End of year	$5,224,898	$6,242,369	$951,424,511	$1,237,577,156	$347,847,947	$457,525,910	$738,505,527	$852,422,100

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI T. Rowe Price Mid Cap Growth Sub-Account		BHFTI TCW Core Fixed Income Sub-Account		BHFTI Victory Sycamore Mid Cap Value Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(7,362,131)	$(9,126,646)	$293	$131	$342,427	$(1,003,012)
Net realized gains (losses)	89,158,164	69,178,858	(7,707)	17,531	34,171,445	18,460,907
Change in unrealized gains (losses) on investments	(226,804,819)	14,076,580	(36,590)	(25,645)	(45,383,603)	48,355,874
Net increase (decrease) in net assets resulting from operations	(145,008,786)	74,128,792	(44,004)	(7,983)	(10,869,731)	65,813,769
Contract Transactions:
Purchase payments received from contract owners	17,287,765	41,157,882	8,460	—	8,420,670	8,213,757
Net transfers (including fixed account)	(2,179,057)	(18,311,255)	25,697	(29,967)	(10,664,277)	(20,013,994)
Contract charges	(5,806,997)	(5,280,528)	(89)	(95)	(3,201,400)	(2,807,638)
Transfers for contract benefits and terminations	(31,244,621)	(52,466,145)	(35,419)	(38,918)	(17,613,283)	(26,842,187)
Net increase (decrease) in net assets resulting from contract transactions	(21,942,910)	(34,900,046)	(1,351)	(68,980)	(23,058,290)	(41,450,062)
Net increase (decrease) in net assets	(166,951,696)	39,228,746	(45,355)	(76,963)	(33,928,021)	24,363,707
Net Assets:
Beginning of year	612,582,811	573,354,065	271,566	348,529	259,355,613	234,991,906
End of year	$445,631,115	$612,582,811	$226,211	$271,566	$225,427,592	$259,355,613

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI Western Asset Management Government Income Sub-Account		BHFTII Baillie Gifford International Stock Sub-Account		BHFTII BlackRock Bond Income Sub-Account		BHFTII BlackRock Capital Appreciation Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,684,990	$3,845,653	$(1,282,400)	$(2,008,702)	$2,059,808	$1,682,782	$(1,436,091)	$(1,567,788)
Net realized gains (losses)	(6,948,938)	1,210,913	16,157,033	34,441,414	(2,138,610)	3,087,640	28,945,636	17,164,788
Change in unrealized gains (losses) on investments	(71,189,180)	(23,210,249)	(87,798,277)	(37,868,538)	(27,904,064)	(7,727,970)	(81,053,611)	4,023,033
Net increase (decrease) in net assets resulting from operations	(74,453,128)	(18,153,683)	(72,923,644)	(5,435,826)	(27,982,866)	(2,957,548)	(53,544,066)	19,620,033
Contract Transactions:
Purchase payments received from contract owners	6,221,245	8,214,518	2,589,765	7,285,660	14,409,747	36,132,873	15,792,219	27,606,988
Net transfers (including fixed account)	2,754,802	7,135,814	25,560,562	10,901,241	(1,409,263)	27,025,915	7,560,643	(2,103,942)
Contract charges	(9,826,812)	(9,825,774)	(2,736,560)	(2,780,017)	(2,163,619)	(1,489,379)	(1,348,761)	(967,879)
Transfers for contract benefits and terminations	(43,489,282)	(58,463,158)	(12,310,447)	(22,628,433)	(11,195,561)	(11,526,311)	(5,112,567)	(6,590,488)
Net increase (decrease) in net assets resulting from contract transactions	(44,340,047)	(52,938,600)	13,103,320	(7,221,549)	(358,696)	50,143,098	16,891,534	17,944,679
Net increase (decrease) in net assets	(118,793,175)	(71,092,283)	(59,820,324)	(12,657,375)	(28,341,562)	47,185,550	(36,652,532)	37,564,712
Net Assets:
Beginning of year	487,800,712	558,892,995	240,011,799	252,669,174	178,315,759	131,130,209	130,815,677	93,250,965
End of year	$369,007,537	$487,800,712	$180,191,475	$240,011,799	$149,974,197	$178,315,759	$94,163,145	$130,815,677

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Ultra-Short Term Bond Sub-Account		BHFTII Brighthouse Asset Allocation 20 Sub-Account		BHFTII Brighthouse Asset Allocation 40 Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(4,672,139)	$(4,516,376)	$2,051,861	$2,297,534	$24,791,933	$33,039,301
Net realized gains (losses)	(469,896)	(688,637)	1,629,721	4,637,341	89,168,831	112,959,009
Change in unrealized gains (losses) on investments	4,206,493	(925,927)	(24,280,020)	(3,568,588)	(542,926,932)	24,876,061
Net increase (decrease) in net assets resulting from operations	(935,542)	(6,130,940)	(20,598,438)	3,366,287	(428,966,168)	170,874,371
Contract Transactions:
Purchase payments received from contract owners	13,452,280	18,546,065	1,081,095	3,215,215	11,714,865	14,699,489
Net transfers (including fixed account)	39,892,915	28,427,023	(2,050,344)	(12,291,471)	(21,162,181)	(22,060,264)
Contract charges	(4,720,261)	(4,435,597)	(1,903,528)	(2,000,138)	(35,867,133)	(37,297,067)
Transfers for contract benefits and terminations	(36,420,665)	(58,054,606)	(13,767,537)	(13,491,935)	(239,362,699)	(303,763,681)
Net increase (decrease) in net assets resulting from contract transactions	12,204,269	(15,517,115)	(16,640,314)	(24,568,329)	(284,677,148)	(348,421,523)
Net increase (decrease) in net assets	11,268,727	(21,648,055)	(37,238,752)	(21,202,042)	(713,643,316)	(177,547,152)
Net Assets:
Beginning of year	312,107,532	333,755,587	150,511,209	171,713,251	2,921,516,876	3,099,064,028
End of year	$323,376,259	$312,107,532	$113,272,457	$150,511,209	$2,207,873,560	$2,921,516,876
The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTII Brighthouse Asset Allocation 60 Sub-Account		BHFTII Brighthouse Asset Allocation 80 Sub-Account		BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account		BHFTII Brighthouse/Dimensional International Small Company Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$27,801,748	$32,194,319	$8,231,465	$3,288,307	$(1,329,184)	$(1,482,921)	$442,302	$(23,070)
Net realized gains (losses)	296,766,056	335,394,833	368,993,883	423,431,419	25,690,167	10,323,019	4,670,821	3,578,270
Change in unrealized gains (losses) on investments	(1,270,525,804)	154,606,161	(1,430,474,378)	259,802,846	(49,314,962)	31,159,801	(17,460,902)	4,124,257
Net increase (decrease) in net assets resulting from operations	(945,958,000)	522,195,313	(1,053,249,030)	686,522,572	(24,953,979)	39,999,899	(12,347,779)	7,679,457
Contract Transactions:
Purchase payments received from contract owners	36,197,601	42,892,627	15,906,814	19,923,934	3,017,261	3,462,245	1,062,254	1,636,745
Net transfers (including fixed account)	(19,250,178)	24,541,668	(23,627,059)	(53,950,251)	(7,328,024)	(12,654,145)	1,901,790	(4,386,995)
Contract charges	(62,335,885)	(63,456,978)	(53,997,465)	(54,897,692)	(1,169,789)	(1,124,399)	(670,120)	(654,771)
Transfers for contract benefits and terminations	(422,197,812)	(556,722,079)	(371,563,585)	(534,553,648)	(12,616,066)	(17,287,838)	(4,262,030)	(5,362,186)
Net increase (decrease) in net assets resulting from contract transactions	(467,586,274)	(552,744,762)	(433,281,295)	(623,477,657)	(18,096,618)	(27,604,137)	(1,968,106)	(8,767,207)
Net increase (decrease) in net assets	(1,413,544,274)	(30,549,449)	(1,486,530,325)	63,044,915	(43,050,597)	12,395,762	(14,315,885)	(1,087,750)
Net Assets:
Beginning of year	5,822,125,979	5,852,675,428	5,594,579,568	5,531,534,653	183,258,200	170,862,438	66,032,452	67,120,202
End of year	$4,408,581,705	$5,822,125,979	$4,108,049,243	$5,594,579,568	$140,207,603	$183,258,200	$51,716,567	$66,032,452

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account		BHFTII Frontier Mid Cap Growth Sub-Account		BHFTII Jennison Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,328,582)	$(1,720,358)	$(1,086,563)	$(1,395,961)	$(8,502,090)	$(11,595,394)
Net realized gains (losses)	144,849,843	68,155,582	21,803,819	16,059,786	128,730,152	189,589,876
Change in unrealized gains (losses) on investments	(199,131,563)	98,630,328	(47,311,229)	(3,941,867)	(423,425,097)	(71,152,833)
Net increase (decrease) in net assets resulting from operations	(55,610,302)	165,065,552	(26,593,973)	10,721,958	(303,197,035)	106,841,649
Contract Transactions:
Purchase payments received from contract owners	9,141,528	10,482,968	2,354,064	5,825,170	15,484,345	43,693,280
Net transfers (including fixed account)	(59,216,432)	(16,068,611)	2,602,178	(3,545,462)	44,207,419	(40,264,662)
Contract charges	(7,853,036)	(6,890,337)	(797,275)	(753,553)	(5,618,998)	(5,402,544)
Transfers for contract benefits and terminations	(57,603,819)	(91,439,590)	(4,327,319)	(8,601,831)	(37,975,969)	(69,256,224)
Net increase (decrease) in net assets resulting from contract transactions	(115,531,759)	(103,915,570)	(168,352)	(7,075,676)	16,096,797	(71,230,150)
Net increase (decrease) in net assets	(171,142,061)	61,149,982	(26,762,325)	3,646,282	(287,100,238)	35,611,499
Net Assets:
Beginning of year	837,767,040	776,617,058	89,343,658	85,697,376	751,957,716	716,346,217
End of year	$666,624,979	$837,767,040	$62,581,333	$89,343,658	$464,857,478	$751,957,716

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTII Loomis Sayles Small Cap Core Sub-Account		BHFTII Loomis Sayles Small Cap Growth Sub-Account		BHFTII MetLife Aggregate Bond Index Sub-Account		BHFTII MetLife Mid Cap Stock Index Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(196,530)	$(256,556)	$(4,408)	$(5,661)	$3,228,592	$3,196,900	$(993,040)	$(1,102,921)
Net realized gains (losses)	2,175,875	1,504,941	76,415	48,704	(4,725,517)	50,477	29,566,540	16,091,749
Change in unrealized gains (losses) on investments	(4,318,433)	1,427,140	(174,273)	(9,297)	(46,801,443)	(16,251,489)	(58,053,548)	23,781,323
Net increase (decrease) in net assets resulting from operations	(2,339,088)	2,675,525	(102,266)	33,746	(48,298,368)	(13,004,112)	(29,480,048)	38,770,151
Contract Transactions:
Purchase payments received from contract owners	27,251	3,500	1,000	—	7,452,954	17,076,809	7,153,716	15,151,359
Net transfers (including fixed account)	(564,857)	(1,861,667)	(5,617)	(8,394)	5,782,509	18,171,609	(8,222,929)	(10,948,550)
Contract charges	(181,736)	(184,042)	(293)	(398)	(4,888,038)	(4,681,036)	(1,777,454)	(1,523,767)
Transfers for contract benefits and terminations	(716,177)	(1,098,335)	(3,808)	(12,868)	(26,428,971)	(29,008,118)	(10,157,715)	(19,407,635)
Net increase (decrease) in net assets resulting from contract transactions	(1,435,519)	(3,140,544)	(8,718)	(21,660)	(18,081,546)	1,559,264	(13,004,382)	(16,728,593)
Net increase (decrease) in net assets	(3,774,607)	(465,019)	(110,984)	12,086	(66,379,914)	(11,444,848)	(42,484,430)	22,041,558
Net Assets:
Beginning of year	13,996,448	14,461,467	424,609	412,523	344,466,573	355,911,421	202,560,567	180,519,009
End of year	$10,221,841	$13,996,448	$313,625	$424,609	$278,086,659	$344,466,573	$160,076,137	$202,560,567

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife MSCI EAFE® Index Sub-Account		BHFTII MetLife Russell 2000® Index Sub-Account		BHFTII MetLife Stock Index Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,986,176	$65,616	$(1,141,702)	$(1,325,608)	$(3,068,519)	$(1,043,226)
Net realized gains (losses)	4,953,643	4,113,836	31,116,744	18,680,648	89,562,843	91,152,048
Change in unrealized gains (losses) on investments	(35,780,839)	10,357,474	(73,718,308)	5,774,577	(262,675,650)	104,396,794
Net increase (decrease) in net assets resulting from operations	(27,841,020)	14,536,926	(43,743,266)	23,129,617	(176,181,326)	194,505,616
Contract Transactions:
Purchase payments received from contract owners	3,161,994	8,064,837	8,029,538	18,923,060	26,627,970	70,173,149
Net transfers (including fixed account)	3,556,870	(1,164,292)	2,293,160	(8,525,116)	(10,565,211)	(34,130,449)
Contract charges	(1,811,429)	(1,651,256)	(1,934,082)	(1,660,673)	(6,928,356)	(5,969,858)
Transfers for contract benefits and terminations	(10,408,077)	(13,283,905)	(9,804,773)	(16,178,890)	(50,949,939)	(71,426,637)
Net increase (decrease) in net assets resulting from contract transactions	(5,500,642)	(8,034,616)	(1,416,157)	(7,441,619)	(41,815,536)	(41,353,795)
Net increase (decrease) in net assets	(33,341,662)	6,502,310	(45,159,423)	15,687,998	(217,996,862)	153,151,821
Net Assets:
Beginning of year	176,716,852	170,214,542	201,031,455	185,343,457	906,706,242	753,554,421
End of year	$143,375,190	$176,716,852	$155,872,032	$201,031,455	$688,709,380	$906,706,242

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTII MFS® Total Return Sub-Account		BHFTII MFS® Value Sub-Account		BHFTII Neuberger Berman Genesis Sub-Account		BHFTII T. Rowe Price Large Cap Growth Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$32,386	$69,610	$(38,805)	$(499,134)	$(2,022,038)	$(2,442,720)	$(5,606,140)	$(7,249,163)
Net realized gains (losses)	3,130,438	2,952,735	49,999,526	10,083,774	24,040,022	16,965,401	78,380,729	66,400,516
Change in unrealized gains (losses) on investments	(7,124,887)	1,211,492	(78,547,619)	63,012,625	(54,644,224)	9,214,719	(291,088,155)	21,024,892
Net increase (decrease) in net assets resulting from operations	(3,962,063)	4,233,837	(28,586,898)	72,597,265	(32,626,240)	23,737,400	(218,313,566)	80,176,245
Contract Transactions:
Purchase payments received from contract owners	191,242	163,469	13,612,162	19,852,056	3,127,186	6,439,822	19,025,770	51,312,633
Net transfers (including fixed account)	(805,657)	441,791	(22,744,531)	(5,443,252)	(189,156)	(6,827,265)	44,105,641	(19,886,410)
Contract charges	(215,156)	(227,237)	(3,798,449)	(3,245,357)	(1,333,713)	(1,260,981)	(4,495,706)	(4,026,268)
Transfers for contract benefits and terminations	(2,897,434)	(4,175,870)	(21,957,595)	(27,298,021)	(8,870,302)	(13,356,123)	(22,887,556)	(41,334,498)
Net increase (decrease) in net assets resulting from contract transactions	(3,727,005)	(3,797,847)	(34,888,413)	(16,134,574)	(7,265,985)	(15,004,547)	35,748,149	(13,934,543)
Net increase (decrease) in net assets	(7,689,068)	435,990	(63,475,311)	56,462,691	(39,892,225)	8,732,853	(182,565,417)	66,241,702
Net Assets:
Beginning of year	36,353,702	35,917,712	371,552,279	315,089,588	159,623,557	150,890,704	508,789,110	442,547,408
End of year	$28,664,634	$36,353,702	$308,076,968	$371,552,279	$119,731,332	$159,623,557	$326,223,693	$508,789,110

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII T. Rowe Price Small Cap Growth Sub-Account		BHFTII VanEck Global Natural Resources Sub-Account		BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(156,308)	$(224,943)	$556,348	$(385,006)	$37,838,183	$22,279,763
Net realized gains (losses)	2,169,019	2,404,005	5,675,268	2,622,783	(9,537,858)	3,137,149
Change in unrealized gains (losses) on investments	(5,649,844)	(638,690)	(276,330)	9,818,322	(203,471,442)	(12,444,895)
Net increase (decrease) in net assets resulting from operations	(3,637,133)	1,540,372	5,955,286	12,056,099	(175,171,117)	12,972,017
Contract Transactions:
Purchase payments received from contract owners	445,872	258,754	276,122	121,243	22,720,863	46,514,310
Net transfers (including fixed account)	(622,343)	3,836	(14,074,694)	(10,505,837)	(6,347,183)	110,051,153
Contract charges	(58,152)	(63,006)	(1,098,342)	(1,025,495)	(10,705,455)	(9,441,285)
Transfers for contract benefits and terminations	(952,942)	(1,901,597)	(4,680,289)	(5,804,784)	(78,533,594)	(125,099,616)
Net increase (decrease) in net assets resulting from contract transactions	(1,187,565)	(1,702,013)	(19,577,203)	(17,214,873)	(72,865,369)	22,024,562
Net increase (decrease) in net assets	(4,824,698)	(161,641)	(13,621,917)	(5,158,774)	(248,036,486)	34,996,579
Net Assets:
Beginning of year	15,853,596	16,015,237	68,597,066	73,755,840	1,004,049,239	969,052,660
End of year	$11,028,898	$15,853,596	$54,975,149	$68,597,066	$756,012,753	$1,004,049,239

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTII Western Asset Management U.S. Government Sub-Account		BlackRock Global Allocation V.I. Sub-Account		Delaware Ivy VIP Asset Strategy Sub-Account		DWS CROCI® International VIP Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,362,078	$2,460,824	$(474,224)	$(145,766)	$587	$1,099	$158,825	$114,220
Net realized gains (losses)	(4,971,950)	(377,330)	137,577	6,533,047	16,412	29,505	(241,421)	(188,536)
Change in unrealized gains (losses) on investments	(21,407,296)	(10,174,537)	(6,745,783)	(4,961,866)	(59,252)	(11,291)	(1,352,280)	851,595
Net increase (decrease) in net assets resulting from operations	(25,017,168)	(8,091,043)	(7,082,430)	1,425,415	(42,253)	19,313	(1,434,876)	777,279
Contract Transactions:
Purchase payments received from contract owners	4,364,936	9,192,703	4,921,426	9,433,960	—	—	163,937	243,414
Net transfers (including fixed account)	(8,134,899)	37,746,973	381,752	2,390,570	6,591	57,292	(100,894)	(132,728)
Contract charges	(3,143,462)	(2,910,093)	(493,475)	(303,464)	(10)	(4)	(440)	(498)
Transfers for contract benefits and terminations	(22,757,469)	(31,126,660)	(1,309,688)	(1,635,513)	(15,549)	(19,868)	(552,676)	(958,203)
Net increase (decrease) in net assets resulting from contract transactions	(29,670,894)	12,902,923	3,500,015	9,885,553	(8,968)	37,420	(490,073)	(848,015)
Net increase (decrease) in net assets	(54,688,062)	4,811,880	(3,582,415)	11,310,968	(51,221)	56,733	(1,924,949)	(70,736)
Net Assets:
Beginning of year	249,686,653	244,874,773	38,718,871	27,407,903	267,241	210,508	9,906,904	9,977,640
End of year	$194,998,591	$249,686,653	$35,136,456	$38,718,871	$216,020	$267,241	$7,981,955	$9,906,904

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	Federated Hermes High Income Bond Fund II Sub-Account		Federated Hermes Kaufman Fund II Sub-Account		Fidelity® VIP Asset Manager Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$89	$81	$(1,065)	$(1,447)	$346,533	$141,264
Net realized gains (losses)	(5)	(2)	9,477	7,439	3,626,430	1,453,856
Change in unrealized gains (losses) on investments	(387)	(1)	(40,089)	(4,892)	(14,083,988)	3,675,032
Net increase (decrease) in net assets resulting from operations	(303)	78	(31,677)	1,100	(10,111,025)	5,270,152
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—	411,021	607,124
Net transfers (including fixed account)	—	—	—	—	(476,284)	(538,221)
Contract charges	—	—	—	—	(4,586)	(5,372)
Transfers for contract benefits and terminations	—	(1)	(1)	(137)	(4,999,402)	(6,228,097)
Net increase (decrease) in net assets resulting from contract transactions	—	(1)	(1)	(137)	(5,069,251)	(6,164,566)
Net increase (decrease) in net assets	(303)	77	(31,678)	963	(15,180,276)	(894,414)
Net Assets:
Beginning of year	2,329	2,252	101,981	101,018	63,964,042	64,858,456
End of year	$2,026	$2,329	$70,303	$101,981	$48,783,766	$63,964,042

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Sub-Account		Fidelity® VIP Equity-Income Sub-Account		Fidelity® VIP FundsManager 50% Sub-Account		Fidelity® VIP FundsManager 60% Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(5,531,085)	$(9,298,036)	$18,035	$19,778	$(3,496,568)	$(30,682,838)	$(5,180,378)	$(19,861,423)
Net realized gains (losses)	41,772,144	134,504,817	158,219	561,603	466,678,570	126,176,675	306,868,190	75,007,200
Change in unrealized gains (losses) on investments	(235,551,418)	37,970,676	(456,721)	305,858	(992,781,867)	172,806,440	(664,303,672)	159,947,503
Net increase (decrease) in net assets resulting from operations	(199,310,359)	163,177,457	(280,467)	887,239	(529,599,865)	268,300,277	(362,615,860)	215,093,280
Contract Transactions:
Purchase payments received from contract owners	14,543,558	23,300,905	831	454	7,504,136	10,063,126	6,614,530	8,459,894
Net transfers (including fixed account)	3,232,920	(16,970,297)	1,584	(14,817)	—	—	—	—
Contract charges	(4,485,371)	(4,082,818)	—	—	—	—	—	—
Transfers for contract benefits and terminations	(48,107,277)	(87,905,022)	(320,698)	(452,045)	(498,764,729)	(359,408,936)	(265,179,999)	(204,474,534)
Net increase (decrease) in net assets resulting from contract transactions	(34,816,170)	(85,657,232)	(318,283)	(466,408)	(491,260,593)	(349,345,810)	(258,565,469)	(196,014,640)
Net increase (decrease) in net assets	(234,126,529)	77,520,225	(598,750)	420,831	(1,020,860,458)	(81,045,533)	(621,181,329)	19,078,640
Net Assets:
Beginning of year	740,781,263	663,261,038	4,425,387	4,004,556	3,493,434,808	3,574,480,341	2,224,305,389	2,205,226,749
End of year	$506,654,734	$740,781,263	$3,826,637	$4,425,387	$2,472,574,350	$3,493,434,808	$1,603,124,060	$2,224,305,389

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Government Money Market Sub-Account		Fidelity® VIP Growth Sub-Account		Fidelity® VIP Index 500 Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$16,626	$(206,153)	$(1,566,087)	$(3,579,462)	$60,813	$(77,524)
Net realized gains (losses)	—	—	22,057,778	69,415,369	4,619,939	5,279,679
Change in unrealized gains (losses) on investments	(2)	—	(88,644,380)	(14,291,631)	(19,964,227)	12,679,218
Net increase (decrease) in net assets resulting from operations	16,624	(206,153)	(68,152,689)	51,544,276	(15,283,475)	17,881,373
Contract Transactions:
Purchase payments received from contract owners	400,349	568,260	1,150,646	1,465,534	—	—
Net transfers (including fixed account)	2,450,204	(71,210)	(3,789,485)	(2,767,036)	(736,244)	(709,423)
Contract charges	(928)	(890)	(12,089)	(12,767)	(12,365)	(13,079)
Transfers for contract benefits and terminations	(2,456,695)	(1,166,119)	(18,308,145)	(25,268,505)	(5,039,712)	(5,600,133)
Net increase (decrease) in net assets resulting from contract transactions	392,930	(669,959)	(20,959,073)	(26,582,774)	(5,788,321)	(6,322,635)
Net increase (decrease) in net assets	409,554	(876,112)	(89,111,762)	24,961,502	(21,071,796)	11,558,738
Net Assets:
Beginning of year	14,912,556	15,788,668	275,192,786	250,231,284	80,960,734	69,401,996
End of year	$15,322,110	$14,912,556	$186,081,024	$275,192,786	$59,888,938	$80,960,734

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	Fidelity® VIP Mid Cap Sub-Account		Fidelity® VIP Overseas Sub-Account		FTVIPT Franklin Income VIP Sub-Account		FTVIPT Franklin Mutual Shares VIP Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,743,152)	$(4,360,757)	$(7,620)	$(34,583)	$6,808,559	$7,387,547	$361,340	$1,519,636
Net realized gains (losses)	25,338,825	92,894,290	111,347	528,521	5,350,091	2,223,917	9,804,803	1,582,352
Change in unrealized gains (losses) on investments	(85,896,972)	333,255	(1,381,458)	321,803	(26,300,052)	21,912,353	(18,845,958)	14,803,421
Net increase (decrease) in net assets resulting from operations	(64,301,299)	88,866,788	(1,277,731)	815,741	(14,141,402)	31,523,817	(8,679,815)	17,905,409
Contract Transactions:
Purchase payments received from contract owners	8,142,478	12,968,855	62,934	47,216	7,094,103	4,632,960	1,231,161	1,436,773
Net transfers (including fixed account)	(13,883,427)	(39,844,100)	(103,215)	85,743	(13,872,020)	4,103,913	(4,381,479)	(3,545,678)
Contract charges	(4,425,670)	(4,212,793)	(28)	(32)	(2,435,600)	(2,198,632)	(1,059,173)	(1,029,234)
Transfers for contract benefits and terminations	(30,895,210)	(61,032,830)	(436,077)	(345,114)	(17,597,680)	(32,944,263)	(9,077,795)	(16,640,594)
Net increase (decrease) in net assets resulting from contract transactions	(41,061,829)	(92,120,868)	(476,386)	(212,187)	(26,811,197)	(26,406,022)	(13,287,286)	(19,778,733)
Net increase (decrease) in net assets	(105,363,128)	(3,254,080)	(1,754,117)	603,554	(40,952,599)	5,117,795	(21,967,101)	(1,873,324)
Net Assets:
Beginning of year	407,375,350	410,629,430	5,140,484	4,536,930	221,874,517	216,756,722	104,245,566	106,118,890
End of year	$302,012,222	$407,375,350	$3,386,367	$5,140,484	$180,921,918	$221,874,517	$82,278,465	$104,245,566

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	FTVIPT Franklin Small Cap Value VIP Sub-Account		FTVIPT Templeton Foreign VIP Sub-Account		FTVIPT Templeton Global Bond VIP Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(376,186)	$(455,916)	$687,452	$10,487	$(2,028,954)	$(2,396,657)
Net realized gains (losses)	17,154,174	6,156,771	(1,060,991)	36,693	(9,044,569)	(2,816,717)
Change in unrealized gains (losses) on investments	(29,594,571)	21,207,057	(5,356,757)	1,744,095	868,807	(6,200,864)
Net increase (decrease) in net assets resulting from operations	(12,816,583)	26,907,912	(5,730,296)	1,791,275	(10,204,716)	(11,414,238)
Contract Transactions:
Purchase payments received from contract owners	2,758,690	3,382,102	84,837	49,122	2,863,806	5,490,347
Net transfers (including fixed account)	(7,412,083)	(12,084,336)	(1,502,364)	1,405,436	(9,802,985)	32,405,869
Contract charges	(1,436,105)	(1,358,015)	(820,819)	(800,583)	(2,138,667)	(1,882,241)
Transfers for contract benefits and terminations	(8,976,128)	(19,487,363)	(4,159,093)	(5,496,984)	(14,375,263)	(25,815,796)
Net increase (decrease) in net assets resulting from contract transactions	(15,065,626)	(29,547,612)	(6,397,439)	(4,843,009)	(23,453,109)	10,198,179
Net increase (decrease) in net assets	(27,882,209)	(2,639,700)	(12,127,735)	(3,051,734)	(33,657,825)	(1,216,059)
Net Assets:
Beginning of year	117,103,523	119,743,223	63,279,379	66,331,113	171,855,392	173,071,451
End of year	$89,221,314	$117,103,523	$51,151,644	$63,279,379	$138,197,567	$171,855,392

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	Invesco V.I. American Franchise Sub-Account		Invesco V.I. Core Equity Sub-Account		Invesco V.I. Equity and Income Sub-Account		Invesco V.I. EQV International Equity Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(50)	$(63)	$(397)	$(959)	$58,287	$1,375,883	$88,469	$(785,348)
Net realized gains (losses)	974	566	17,353	7,420	85,874,731	26,906,404	21,730,791	24,500,148
Change in unrealized gains (losses) on investments	(2,421)	(86)	(38,564)	20,697	(141,244,972)	69,821,554	(65,431,134)	(13,861,652)
Net increase (decrease) in net assets resulting from operations	(1,497)	417	(21,608)	27,158	(55,311,954)	98,103,841	(43,611,874)	9,853,148
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—	17,842,346	22,519,898	1,852,119	3,690,581
Net transfers (including fixed account)	—	15	—	—	(24,969,011)	(6,647,231)	7,650,311	12,500,249
Contract charges	—	—	—	—	(6,979,321)	(6,372,508)	(2,451,083)	(2,371,882)
Transfers for contract benefits and terminations	—	—	(18,541)	(26,327)	(49,742,248)	(82,141,159)	(17,770,864)	(36,002,489)
Net increase (decrease) in net assets resulting from contract transactions	—	15	(18,541)	(26,327)	(63,848,234)	(72,641,000)	(10,719,517)	(22,183,541)
Net increase (decrease) in net assets	(1,497)	432	(40,149)	831	(119,160,188)	25,462,841	(54,331,391)	(12,330,393)
Net Assets:
Beginning of year	4,668	4,236	112,964	112,133	635,723,241	610,260,400	225,296,020	237,626,413
End of year	$3,171	$4,668	$72,815	$112,964	$516,563,053	$635,723,241	$170,964,629	$225,296,020

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. Main Street Small Cap® Sub-Account		Invesco V.I. Main Street® Sub-Account		Invesco V.I. U.S. Government Money Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(975,989)	$(1,309,356)	$25	$(147)	$(5)	$(35)
Net realized gains (losses)	12,773,617	16,116,105	6,134	1,403	—	—
Change in unrealized gains (losses) on investments	(29,443,128)	5,994,748	(11,098)	3,635	(2)	—
Net increase (decrease) in net assets resulting from operations	(17,645,500)	20,801,497	(4,939)	4,891	(7)	(35)
Contract Transactions:
Purchase payments received from contract owners	1,580,580	3,742,676	—	—	—	—
Net transfers (including fixed account)	(1,556,472)	(9,982,820)	—	—	—	—
Contract charges	(1,096,645)	(1,012,942)	—	—	—	—
Transfers for contract benefits and terminations	(8,114,229)	(15,665,518)	(5,425)	(229)	(1,123)	(133)
Net increase (decrease) in net assets resulting from contract transactions	(9,186,766)	(22,918,604)	(5,425)	(229)	(1,123)	(133)
Net increase (decrease) in net assets	(26,832,266)	(2,117,107)	(10,364)	4,662	(1,130)	(168)
Net Assets:
Beginning of year	104,925,586	107,042,693	23,683	19,021	2,581	2,749
End of year	$78,093,320	$104,925,586	$13,319	$23,683	$1,451	$2,581

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	Janus Henderson Global Sustainable Equity Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account		LMPVET ClearBridge Variable Dividend Strategy Sub-Account		LMPVET ClearBridge Variable Large Cap Growth Sub-Account
	2022 (a)	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(8)	$(1,914,614)	$(4,140,826)	$(462,690)	$(154,168)	$(39,708)	$(50,458)
Net realized gains (losses)	34	46,613,224	54,317,777	29,627,087	32,902,967	207,940	400,066
Change in unrealized gains (losses) on investments	462	(111,715,738)	46,244,168	(52,780,179)	21,569,814	(1,155,584)	164,809
Net increase (decrease) in net assets resulting from operations	488	(67,017,128)	96,421,119	(23,615,782)	54,318,613	(987,352)	514,417
Contract Transactions:
Purchase payments received from contract owners	37,230	14,630,417	23,002,200	10,993,957	12,282,689	959	126
Net transfers (including fixed account)	6,447	(26,327,316)	(6,389,794)	(13,030,013)	(5,787,812)	104,289	114,259
Contract charges	—	(5,507,885)	(4,703,076)	(2,891,834)	(2,438,453)	(7,839)	(9,054)
Transfers for contract benefits and terminations	(265)	(36,622,825)	(62,591,741)	(19,544,939)	(30,294,898)	(145,430)	(331,172)
Net increase (decrease) in net assets resulting from contract transactions	43,412	(53,827,609)	(50,682,411)	(24,472,829)	(26,238,474)	(48,021)	(225,841)
Net increase (decrease) in net assets	43,900	(120,844,737)	45,738,708	(48,088,611)	28,080,139	(1,035,373)	288,576
Net Assets:
Beginning of year	—	502,761,481	457,022,773	256,460,367	228,380,228	2,981,127	2,692,551
End of year	$43,900	$381,916,744	$502,761,481	$208,371,756	$256,460,367	$1,945,754	$2,981,127

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Large Cap Value Sub-Account		LMPVET ClearBridge Variable Small Cap Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(40,815)	$(63,445)	$(1,749,403)	$(2,315,039)	$204,250	$632,650
Net realized gains (losses)	465,055	1,057,774	3,631,046	32,865,642	1,628,714	2,526,403
Change in unrealized gains (losses) on investments	(1,229,253)	928,529	(49,459,600)	(13,298,147)	(6,790,509)	68,001
Net increase (decrease) in net assets resulting from operations	(805,013)	1,922,858	(47,577,957)	17,252,456	(4,957,545)	3,227,054
Contract Transactions:
Purchase payments received from contract owners	97,911	2,978	5,651,275	10,335,487	51,849	149,240
Net transfers (including fixed account)	(845,872)	898,620	7,673,793	(6,913,716)	75,894	811,046
Contract charges	(118,192)	(110,108)	(1,696,810)	(1,590,913)	(363,187)	(373,201)
Transfers for contract benefits and terminations	(628,838)	(536,928)	(9,510,904)	(20,352,514)	(2,920,365)	(3,740,332)
Net increase (decrease) in net assets resulting from contract transactions	(1,494,991)	254,562	2,117,354	(18,521,656)	(3,155,809)	(3,153,247)
Net increase (decrease) in net assets	(2,300,004)	2,177,420	(45,460,603)	(1,269,200)	(8,113,354)	73,807
Net Assets:
Beginning of year	9,803,629	7,626,209	157,688,679	158,957,879	33,313,811	33,240,004
End of year	$7,503,625	$9,803,629	$112,228,076	$157,688,679	$25,200,457	$33,313,811

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	LMPVET Franklin Multi-Asset Variable Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account		LMPVIT Western Asset Variable Global High Yield Bond Sub-Account		MFS® VIT New Discovery Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$895,230	$1,729,758	$849	$16,226	$4,478,487	$3,042,648	$(49)	$(143)
Net realized gains (losses)	4,780,365	8,008,850	40,424	55,737	(1,919,114)	(243,653)	581	1,737
Change in unrealized gains (losses) on investments	(16,105,211)	2,668,533	(144,615)	18,086	(17,895,329)	(3,020,258)	(2,786)	(1,534)
Net increase (decrease) in net assets resulting from operations	(10,429,616)	12,407,141	(103,342)	90,049	(15,335,956)	(221,263)	(2,254)	60
Contract Transactions:
Purchase payments received from contract owners	95,675	141,694	—	—	6,602,739	9,931,127	—	—
Net transfers (including fixed account)	(2,111,666)	(2,246,982)	12,877	18,220	(1,309,347)	11,962,097	—	176
Contract charges	(654,331)	(675,079)	(168)	(154)	(1,166,915)	(957,401)	—	—
Transfers for contract benefits and terminations	(5,513,851)	(10,834,962)	(44,774)	(56,788)	(6,798,916)	(11,508,878)	(5,301)	(204)
Net increase (decrease) in net assets resulting from contract transactions	(8,184,173)	(13,615,329)	(32,065)	(38,722)	(2,672,439)	9,426,945	(5,301)	(28)
Net increase (decrease) in net assets	(18,613,789)	(1,208,188)	(135,407)	51,327	(18,008,395)	9,205,682	(7,555)	32
Net Assets:
Beginning of year	67,782,293	68,990,481	664,266	612,939	102,022,550	92,816,868	9,879	9,847
End of year	$49,168,504	$67,782,293	$528,859	$664,266	$84,014,155	$102,022,550	$2,324	$9,879

(a) For the period April 29, 2022 to December 31, 2022.
The accompanying notes are an integral part of these financial statements.

	MFS® VIT Research Sub-Account		Morgan Stanley VIF Global Infrastructure Sub-Account		Neuberger Berman Genesis Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(262)	$(263)	$4,677	$4,919	$(68)	$(78)
Net realized gains (losses)	3,803	1,919	20,087	20,897	772	963
Change in unrealized gains (losses) on investments	(9,736)	4,673	(58,578)	27,126	(2,596)	488
Net increase (decrease) in net assets resulting from operations	(6,195)	6,329	(33,814)	52,942	(1,892)	1,373
Contract Transactions:
Purchase payments received from contract owners	—	—	1,950	1,375	—	—
Net transfers (including fixed account)	—	—	(18,596)	(17,967)	1	—
Contract charges	—	—	(103)	(96)	—	—
Transfers for contract benefits and terminations	(2)	(2)	(71,992)	(66,286)	—	(2)
Net increase (decrease) in net assets resulting from contract transactions	(2)	(2)	(88,741)	(82,974)	1	(2)
Net increase (decrease) in net assets	(6,197)	6,327	(122,555)	(30,032)	(1,891)	1,371
Net Assets:
Beginning of year	33,754	27,427	419,686	449,718	9,435	8,064
End of year	$27,557	$33,754	$297,131	$419,686	$7,544	$9,435

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	PIMCO VIT CommodityRealReturn® Strategy Sub-Account		PIMCO VIT Dynamic Bond Sub-Account		PIMCO VIT Emerging Markets Bond Sub-Account		Pioneer Mid Cap Value VCT Sub-Account
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$59,128	$7,190	$1,046	$1,737	$15,587	$17,498	$(7,880)	$(390,319)
Net realized gains (losses)	8,505	6,605	19,944	9,488	(12,333)	7,715	20,725,205	1,758,578
Change in unrealized gains (losses) on investments	(62,419)	66,697	(43,712)	(12,196)	(97,299)	(49,849)	(24,903,342)	13,212,169
Net increase (decrease) in net assets resulting from operations	5,214	80,492	(22,722)	(971)	(94,045)	(24,636)	(4,186,017)	14,580,428
Contract Transactions:
Purchase payments received from contract owners	8,126	1,075	—	750	2,000	229	1,987,889	1,462,846
Net transfers (including fixed account)	88,650	(4,387)	(14,915)	51,981	28,850	54,088	(5,758,900)	(2,722,995)
Contract charges	(61)	(38)	(62)	(57)	(58)	(55)	(616,582)	(546,442)
Transfers for contract benefits and terminations	(35,777)	(126,192)	(61,488)	(108,564)	(51,629)	(205,917)	(4,822,011)	(8,691,766)
Net increase (decrease) in net assets resulting from contract transactions	60,938	(129,542)	(76,465)	(55,890)	(20,837)	(151,655)	(9,209,604)	(10,498,357)
Net increase (decrease) in net assets	66,152	(49,050)	(99,187)	(56,861)	(114,882)	(176,291)	(13,395,621)	4,082,071
Net Assets:
Beginning of year	228,729	277,779	309,476	366,337	537,943	714,234	60,220,668	56,138,597
End of year	$294,881	$228,729	$210,289	$309,476	$423,061	$537,943	$46,825,047	$60,220,668

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	Pioneer Real Estate Shares VCT Sub-Account		T. Rowe Price Government Money Sub-Account		T. Rowe Price Growth Stock Sub-Account
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(190)	$(1,691)	$556	$(1,400)	$(66,323)	$(94,836)
Net realized gains (losses)	(4,916)	(16,929)	—	—	473,447	1,625,809
Change in unrealized gains (losses) on investments	(76,252)	105,051	—	—	(4,755,301)	261,325
Net increase (decrease) in net assets resulting from operations	(81,358)	86,431	556	(1,400)	(4,348,177)	1,792,298
Contract Transactions:
Purchase payments received from contract owners	106	172	—	—	157,859	160,048
Net transfers (including fixed account)	24,436	(38,582)	—	(1,379)	(443,988)	(186,877)
Contract charges	(2,714)	(3,171)	(40)	(57)	(675)	(829)
Transfers for contract benefits and terminations	(39,082)	(30,220)	(21,801)	(33,028)	(616,368)	(826,214)
Net increase (decrease) in net assets resulting from contract transactions	(17,254)	(71,801)	(21,841)	(34,464)	(903,172)	(853,872)
Net increase (decrease) in net assets	(98,612)	14,630	(21,285)	(35,864)	(5,251,349)	938,426
Net Assets:
Beginning of year	264,450	249,820	131,547	167,411	10,929,221	9,990,795
End of year	$165,838	$264,450	$110,262	$131,547	$5,677,872	$10,929,221

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2022 and 2021

	T. Rowe Price International Stock Sub-Account		TAP 1919 Variable Socially Responsive Balanced Sub-Account
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,924)	$(644)	$(3,627)	$(5,355)
Net realized gains (losses)	4,467	52,621	16,034	45,849
Change in unrealized gains (losses) on investments	(80,816)	(47,408)	(112,630)	23,819
Net increase (decrease) in net assets resulting from operations	(78,273)	4,569	(100,223)	64,313
Contract Transactions:
Purchase payments received from contract owners	15,879	13,623	—	—
Net transfers (including fixed account)	(54,806)	(69,147)	3,281	3,260
Contract charges	(42)	(45)	(47)	(49)
Transfers for contract benefits and terminations	(40,397)	(12,137)	(25,996)	(3,752)
Net increase (decrease) in net assets resulting from contract transactions	(79,366)	(67,706)	(22,762)	(541)
Net increase (decrease) in net assets	(157,639)	(63,137)	(122,985)	63,772
Net Assets:
Beginning of year	456,527	519,664	451,737	387,965
End of year	$298,888	$456,527	$328,752	$451,737

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was initially established by the Board of Directors of Security First Life Insurance Company, a predecessor of the Company, on May 29, 1980, to support the issuance of variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio, or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

American Funds Insurance Series® ("American Funds®")

BlackRock Variable Series Funds, Inc. ("BlackRock")

Brighthouse Funds Trust I ("BHFTI")*

Brighthouse Funds Trust II ("BHFTII")*

Deutsche DWS Variable Series I ("DWS")

Federated Hermes Insurance Series ("Federated Hermes")

Fidelity® Variable Insurance Products ("Fidelity® VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Ivy Variable Insurance Portfolios ("Ivy VIP")

Janus Aspen Series ("Janus")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

MFS® Variable Insurance Trust ("MFS® VIT")

Morgan Stanley Variable Insurance Fund, Inc. ("Morgan Stanley VIF")

Neuberger Berman Equity Funds ("Neuberger Berman")

PIMCO Variable Insurance Trust ("PIMCO VIT")

Pioneer Variable Contracts Trust ("Pioneer")

T. Rowe Price Government Money Fund, Inc.

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price International Fund, Inc.

The Alger Portfolios ("Alger")

Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional "waves" or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company, the Separate Account and/or the Separate Account's investments.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

1.  ORGANIZATION — (Concluded)

Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests.

2.  LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2022:

Alger Small Cap Growth Sub-Account

American Funds® Global Growth Sub-Account (a)

American Funds® Global Small Capitalization Sub-Account (a)

American Funds® Growth Sub-Account

American Funds® Growth-Income Sub-Account (a)

American Funds® The Bond Fund of America Sub-Account (a)

BHFTI AB Global Dynamic Allocation Sub-Account

BHFTI AB International Bond Sub-Account

BHFTI Allspring Mid Cap Value Sub-Account

BHFTI American Funds® Balanced Allocation Sub-Account

BHFTI American Funds® Growth Allocation Sub-Account

BHFTI American Funds® Growth Sub-Account

BHFTI American Funds® Moderate Allocation Sub-Account

BHFTI BlackRock Global Tactical Strategies Sub-Account

BHFTI BlackRock High Yield Sub-Account (a)

BHFTI Brighthouse Asset Allocation 100 Sub-Account

BHFTI Brighthouse Balanced Plus Sub-Account

BHFTI Brighthouse Small Cap Value Sub-Account (a)

BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account

BHFTI Brighthouse/Artisan International Sub-Account

BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account

BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account

BHFTI Brighthouse/Templeton International Bond Sub-Account

BHFTI Brighthouse/Wellington Large Cap Research Sub-Account (a)

BHFTI CBRE Global Real Estate Sub-Account

BHFTI Harris Oakmark International Sub-Account (a)

BHFTI Invesco Balanced-Risk Allocation Sub-Account

BHFTI Invesco Comstock Sub-Account

BHFTI Invesco Global Equity Sub-Account

BHFTI Invesco Small Cap Growth Sub-Account (a)

BHFTI JPMorgan Core Bond Sub-Account

BHFTI JPMorgan Global Active Allocation Sub-Account

BHFTI JPMorgan Small Cap Value Sub-Account (a)

BHFTI Loomis Sayles Global Allocation Sub-Account

BHFTI Loomis Sayles Growth Sub-Account (a)

BHFTI MetLife Multi-Index Targeted Risk Sub-Account

BHFTI MFS® Research International Sub-Account (a)

BHFTI Morgan Stanley Discovery Sub-Account (a)

BHFTI PanAgora Global Diversified Risk Sub-Account

BHFTI PIMCO Inflation Protected Bond Sub-Account

BHFTI PIMCO Total Return Sub-Account (a)

BHFTI Schroders Global Multi-Asset Sub-Account

BHFTI SSGA Emerging Markets Enhanced Index Sub-Account

BHFTI SSGA Growth and Income ETF Sub-Account

BHFTI SSGA Growth ETF Sub-Account

BHFTI T. Rowe Price Large Cap Value Sub-Account (a)

BHFTI T. Rowe Price Mid Cap Growth Sub-Account

BHFTI TCW Core Fixed Income Sub-Account

BHFTI Victory Sycamore Mid Cap Value Sub-Account

BHFTI Western Asset Management Government Income Sub-Account

BHFTII Baillie Gifford International Stock Sub-Account (a)

BHFTII BlackRock Bond Income Sub-Account (a)

BHFTII BlackRock Capital Appreciation Sub-Account (a)

BHFTII BlackRock Ultra-Short Term Bond Sub-Account (a)

BHFTII Brighthouse Asset Allocation 20 Sub-Account

BHFTII Brighthouse Asset Allocation 40 Sub-Account

BHFTII Brighthouse Asset Allocation 60 Sub-Account

BHFTII Brighthouse Asset Allocation 80 Sub-Account

BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account (a)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF SUB-ACCOUNTS — (Continued)

BHFTII Brighthouse/Dimensional International Small Company Sub-Account

BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account (a)

BHFTII Frontier Mid Cap Growth Sub-Account

BHFTII Jennison Growth Sub-Account (a)

BHFTII Loomis Sayles Small Cap Core Sub-Account

BHFTII Loomis Sayles Small Cap Growth Sub-Account

BHFTII MetLife Aggregate Bond Index Sub-Account (a)

BHFTII MetLife Mid Cap Stock Index Sub-Account (a)

BHFTII MetLife MSCI EAFE® Index Sub-Account (a)

BHFTII MetLife Russell 2000® Index Sub-Account (a)

BHFTII MetLife Stock Index Sub-Account (a)

BHFTII MFS® Total Return Sub-Account (a)

BHFTII MFS® Value Sub-Account (a)

BHFTII Neuberger Berman Genesis Sub-Account (a)

BHFTII T. Rowe Price Large Cap Growth Sub-Account (a)

BHFTII T. Rowe Price Small Cap Growth Sub-Account (a)

BHFTII VanEck Global Natural Resources Sub-Account

BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account (a)

BHFTII Western Asset Management U.S. Government Sub-Account (a)

BlackRock Global Allocation V.I. Sub-Account

Delaware Ivy VIP Asset Strategy Sub-Account

DWS CROCI® International VIP Sub-Account

Federated Hermes High Income Bond Fund II Sub-Account

Federated Hermes Kaufman Fund II Sub-Account

Fidelity® VIP Asset Manager Sub-Account

Fidelity® VIP Contrafund® Sub-Account (a)

Fidelity® VIP Equity-Income Sub-Account

Fidelity® VIP FundsManager 50% Sub-Account

Fidelity® VIP FundsManager 60% Sub-Account

Fidelity® VIP Government Money Market Sub-Account (a)

Fidelity® VIP Growth Sub-Account

Fidelity® VIP Index 500 Sub-Account

Fidelity® VIP Mid Cap Sub-Account

Fidelity® VIP Overseas Sub-Account

FTVIPT Franklin Income VIP Sub-Account

FTVIPT Franklin Mutual Shares VIP Sub-Account

FTVIPT Franklin Small Cap Value VIP Sub-Account

FTVIPT Templeton Foreign VIP Sub-Account

FTVIPT Templeton Global Bond VIP Sub-Account

Invesco V.I. American Franchise Sub-Account

Invesco V.I. Core Equity Sub-Account

Invesco V.I. Equity and Income Sub-Account (a)

Invesco V.I. EQV International Equity Sub-Account (a)

Invesco V.I. Main Street Small Cap® Sub-Account (a)

Invesco V.I. Main Street® Sub-Account

Invesco V.I. U.S. Government Money Sub-Account

Janus Henderson Global Sustainable Equity Sub-Account (b)

LMPVET ClearBridge Variable Appreciation Sub-Account (a)

LMPVET ClearBridge Variable Dividend Strategy Sub-Account (a)

LMPVET ClearBridge Variable Large Cap Growth Sub-Account

LMPVET ClearBridge Variable Large Cap Value Sub-Account

LMPVET ClearBridge Variable Small Cap Growth Sub-Account (a)

LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account

LMPVET Franklin Multi-Asset Variable Growth Sub-Account

LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account

LMPVIT Western Asset Variable Global High Yield Bond Sub-Account (a)

MFS® VIT New Discovery Sub-Account

MFS® VIT Research Sub-Account

Morgan Stanley VIF Global Infrastructure Sub-Account

Neuberger Berman Genesis Sub-Account

PIMCO VIT CommodityRealReturn® Strategy Sub-Account

PIMCO VIT Dynamic Bond Sub-Account

PIMCO VIT Emerging Markets Bond Sub-Account

Pioneer Mid Cap Value VCT Sub-Account

Pioneer Real Estate Shares VCT Sub-Account

T. Rowe Price Government Money Sub-Account

T. Rowe Price Growth Stock Sub-Account

T. Rowe Price International Stock Sub-Account

TAP 1919 Variable Socially Responsive Balanced Sub-Account

(a)  This Sub-Account may invest in two or more share classes within the underlying fund, portfolio, or series of the Trusts.

(b)  This Sub-Account began operations during the period ended December 31, 2022.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF SUB-ACCOUNTS — (Concluded)

B. The following Sub-Accounts had no net assets as of December 31, 2022:

Federated Hermes Managed Volatility Fund II Sub-Account

Invesco V.I. Global Strategic Income Sub-Account

Invesco V.I. Growth and Income Sub-Account

Janus Henderson Global Research Sub-Account

MFS® VIT Investors Trust Sub-Account

3.  PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2022:

BHFTI PanAgora Global Diversified Risk II Sub-Account

Invesco V.I. Core Bond Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2022:

Name Changes:

Former Name

BHFTI Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Invesco V.I. International Growth Fund

New Name

BHFTI Brighthouse/abrdn Emerging Markets Equity Portfolio

Invesco V.I. EQV International Equity Fund

Merger:

Former Portfolio

BHFTI PanAgora Global Diversified Risk Portfolio II

New Portfolio

BHFTI PanAgora Global Diversified Risk Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Sub-Account's investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts are reported as contract transactions on the statement of changes in net assets of the applicable Sub-Accounts.

Purchase Payments

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

Net Transfers

Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

Distribution Expense — The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS — (Continued)

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

Guaranteed Withdrawal Benefit for Life — For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

Earnings Preservation Benefit — For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2022:

Mortality and Expense Risk	0.70	% - 2.05%
Administrative	0.10	% - 0.25%
Optional Death Benefit Rider	0.15	% - 0.35%
Distribution Expense	0.10%
Guaranteed Minimum Accumulation Benefit	1.50%
Guaranteed Withdrawal Benefit for Life	1.90	% - 2.05%
Earnings Preservation Benefit	0.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

Guaranteed Minimum Income Benefit — For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

Enhanced Death Benefit — For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2022:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50	% - 1.70%
Guaranteed Withdrawal Benefit	0.25	% - 1.80%
Guaranteed Minimum Income Benefit	0.50	% - 1.15%
Enhanced Death Benefit	0.60	% - 1.35%
Enhanced Guaranteed Withdrawal Benefit	0.50	% - 1.00%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS — (Concluded)

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain Contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, along with separate accounts of Metropolitan Life Insurance Company and its affiliated insurance companies. BHFTI and BHFTII portfolios are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENTS OF INVESTMENTS

	As of December 31, 2022		For the year ended December 31, 2022
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
Alger Small Cap Growth Sub-Account	2,816,067	70,282,930	7,428,047	4,734,899
American Funds® Global Growth Sub-Account	8,240,464	222,322,257	39,923,632	17,181,088
American Funds® Global Small Capitalization Sub-Account	4,794,348	94,786,861	32,828,243	4,542,387
American Funds® Growth Sub-Account	6,798,869	486,345,293	91,914,339	51,758,103
American Funds® Growth-Income Sub-Account	6,926,794	308,821,665	51,602,797	48,922,010
American Funds® The Bond Fund of America Sub-Account	12,931,345	140,182,107	14,777,366	18,974,126
BHFTI AB Global Dynamic Allocation Sub-Account	207,538,836	2,147,217,749	245,051,991	242,397,289
BHFTI AB International Bond Sub-Account	1,120,168	11,060,137	2,542,481	931,832
BHFTI Allspring Mid Cap Value Sub-Account	9,068,922	109,248,556	26,477,732	19,968,993
BHFTI American Funds® Balanced Allocation Sub-Account	338,278,833	3,112,029,149	463,952,506	252,065,324
BHFTI American Funds® Growth Allocation Sub-Account	207,223,737	1,798,510,940	309,086,467	202,904,946
BHFTI American Funds® Growth Sub-Account	122,880,733	1,209,308,128	352,649,495	42,605,409
BHFTI American Funds® Moderate Allocation Sub-Account	150,921,757	1,397,258,512	173,189,709	132,618,657
BHFTI BlackRock Global Tactical Strategies Sub-Account	368,858,603	3,585,596,071	208,742,740	399,468,453
BHFTI BlackRock High Yield Sub-Account	69,386,197	529,933,552	74,704,905	68,750,272
BHFTI Brighthouse Asset Allocation 100 Sub-Account	47,849,343	530,584,287	61,738,568	46,240,403
BHFTI Brighthouse Balanced Plus Sub-Account	656,444,096	6,705,482,253	755,112,265	696,940,102
BHFTI Brighthouse Small Cap Value Sub-Account	14,037,923	192,958,719	40,775,114	26,587,163
BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account	33,837,371	326,307,228	70,300,654	12,204,814
BHFTI Brighthouse/Artisan International Sub-Account	24,036	235,807	46,567	20,185
BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account	11,555,241	115,424,014	20,660,287	15,075,361
BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account	15,142,846	144,880,678	10,892,536	27,377,188
BHFTI Brighthouse/Templeton International Bond Sub-Account	3,363,537	34,415,307	588,953	5,424,556
BHFTI Brighthouse/Wellington Large Cap Research Sub-Account	1,205,477	14,506,563	3,886,724	2,545,222
BHFTI CBRE Global Real Estate Sub-Account	18,047,473	200,177,643	30,509,613	21,878,901
BHFTI Harris Oakmark International Sub-Account	37,981,330	485,076,944	52,811,871	47,917,349
BHFTI Invesco Balanced-Risk Allocation Sub-Account	100,580,627	977,047,196	151,017,954	66,623,858
BHFTI Invesco Comstock Sub-Account	43,003,486	528,975,926	110,666,595	125,498,621
BHFTI Invesco Global Equity Sub-Account	2,017,818	39,057,843	8,683,064	2,434,369
BHFTI Invesco Small Cap Growth Sub-Account	52,763,516	539,433,406	164,038,169	16,364,545
BHFTI JPMorgan Core Bond Sub-Account	37,412,566	386,847,612	27,048,392	48,262,706
BHFTI JPMorgan Global Active Allocation Sub-Account	97,336,503	1,067,139,517	155,283,045	103,980,411
BHFTI JPMorgan Small Cap Value Sub-Account	1,745,870	22,981,426	7,694,142	4,391,301
BHFTI Loomis Sayles Global Allocation Sub-Account	11,259,185	160,105,146	26,671,173	12,619,346
BHFTI Loomis Sayles Growth Sub-Account	50,170,457	647,312,212	71,592,615	56,175,146
BHFTI MetLife Multi-Index Targeted Risk Sub-Account	76,743,589	880,614,795	97,545,809	80,071,449
BHFTI MFS® Research International Sub-Account	19,573,630	218,765,384	25,536,590	16,789,870
BHFTI Morgan Stanley Discovery Sub-Account	66,408,354	526,767,043	206,138,960	6,544,914
BHFTI PanAgora Global Diversified Risk Sub-Account	227,336,267	1,928,348,949	1,934,588,851	118,299,380
BHFTI PIMCO Inflation Protected Bond Sub-Account	52,511,452	557,196,829	54,119,918	86,868,220
BHFTI PIMCO Total Return Sub-Account	114,486,647	1,335,492,864	52,577,693	182,107,729
BHFTI Schroders Global Multi-Asset Sub-Account	56,765,404	656,074,987	52,693,854	81,483,601
BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	587,067	6,454,805	1,094,250	709,720
BHFTI SSGA Growth and Income ETF Sub-Account	107,263,190	1,142,095,638	207,733,028	104,103,297
BHFTI SSGA Growth ETF Sub-Account	37,974,666	400,178,761	77,375,586	40,752,035
BHFTI T. Rowe Price Large Cap Value Sub-Account	25,920,687	718,094,293	127,497,316	89,475,519
BHFTI T. Rowe Price Mid Cap Growth Sub-Account	63,935,588	561,607,464	107,208,408	40,910,075
BHFTI TCW Core Fixed Income Sub-Account	26,061	265,297	49,735	50,794
BHFTI Victory Sycamore Mid Cap Value Sub-Account	11,507,277	197,235,017	37,751,749	32,324,627

(a)  For the period April 29, 2022 to December 31, 2022.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENTS OF INVESTMENTS — (Continued)

	As of December 31, 2022		For the year ended December 31, 2022
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTI Western Asset Management Government Income Sub-Account	40,955,330	438,589,634	22,226,543	62,881,590
BHFTII Baillie Gifford International Stock Sub-Account	20,616,695	217,254,241	42,008,760	12,443,622
BHFTII BlackRock Bond Income Sub-Account	1,698,136	179,439,497	19,363,148	17,467,083
BHFTII BlackRock Capital Appreciation Sub-Account	4,176,240	151,612,990	52,516,502	6,624,919
BHFTII BlackRock Ultra-Short Term Bond Sub-Account	3,204,239	321,763,977	91,101,762	83,569,533
BHFTII Brighthouse Asset Allocation 20 Sub-Account	12,192,945	130,322,238	15,702,841	26,226,956
BHFTII Brighthouse Asset Allocation 40 Sub-Account	234,132,932	2,708,722,364	199,778,761	326,021,804
BHFTII Brighthouse Asset Allocation 60 Sub-Account	452,162,223	5,441,888,088	479,003,074	546,343,388
BHFTII Brighthouse Asset Allocation 80 Sub-Account	389,757,989	5,067,574,776	510,388,298	506,616,111
BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account	693,444	146,338,244	26,297,721	22,061,596
BHFTII Brighthouse/Dimensional International Small Company Sub-Account	5,560,918	67,912,865	10,065,712	5,646,402
BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account	22,436,846	656,601,541	150,461,249	138,720,278
BHFTII Frontier Mid Cap Growth Sub-Account	3,921,132	96,814,603	30,257,602	7,251,096
BHFTII Jennison Growth Sub-Account	52,129,362	690,390,532	175,742,905	33,515,734
BHFTII Loomis Sayles Small Cap Core Sub-Account	54,607	12,099,579	2,652,171	1,939,138
BHFTII Loomis Sayles Small Cap Growth Sub-Account	39,351	436,455	98,239	28,791
BHFTII MetLife Aggregate Bond Index Sub-Account	30,679,270	328,759,744	25,851,034	40,703,981
BHFTII MetLife Mid Cap Stock Index Sub-Account	10,502,852	167,771,939	34,415,198	19,800,303
BHFTII MetLife MSCI EAFE® Index Sub-Account	11,434,470	141,385,884	16,316,021	14,813,603
BHFTII MetLife Russell 2000® Index Sub-Account	10,588,671	180,937,608	45,955,179	16,691,978
BHFTII MetLife Stock Index Sub-Account	13,911,426	614,293,967	109,813,338	83,673,013
BHFTII MFS® Total Return Sub-Account	196,237	30,106,774	4,355,991	5,043,521
BHFTII MFS® Value Sub-Account	20,987,495	306,870,163	60,734,493	48,647,203
BHFTII Neuberger Berman Genesis Sub-Account	7,088,979	120,548,783	26,697,802	12,902,642
BHFTII T. Rowe Price Large Cap Growth Sub-Account	24,301,774	494,935,425	131,124,593	18,342,596
BHFTII T. Rowe Price Small Cap Growth Sub-Account	718,581	13,682,181	3,104,072	2,064,397
BHFTII VanEck Global Natural Resources Sub-Account	4,359,646	45,728,590	5,507,015	24,527,874
BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	70,811,008	913,568,080	60,677,007	95,704,145
BHFTII Western Asset Management U.S. Government Sub-Account	19,035,646	224,645,044	20,365,850	48,674,671
BlackRock Global Allocation V.I. Sub-Account	2,960,105	43,773,814	5,617,115	2,017,485
Delaware Ivy VIP Asset Strategy Sub-Account	27,518	259,351	29,030	19,226
DWS CROCI® International VIP Sub-Account	1,229,885	10,716,695	343,268	674,518
Federated Hermes High Income Bond Fund II Sub-Account	379	2,509	117	30
Federated Hermes Kaufman Fund II Sub-Account	4,656	75,330	9,443	1,067
Fidelity® VIP Asset Manager Sub-Account	3,406,688	52,225,421	4,880,041	5,906,274
Fidelity® VIP Contrafund® Sub-Account	13,535,534	440,107,950	38,715,418	51,610,947
Fidelity® VIP Equity-Income Sub-Account	162,421	3,677,056	206,891	377,465
Fidelity® VIP FundsManager 50% Sub-Account	239,590,538	2,831,930,418	566,993,353	548,526,897
Fidelity® VIP FundsManager 60% Sub-Account	184,479,178	1,850,030,478	364,604,856	295,048,945
Fidelity® VIP Government Money Market Sub-Account	15,322,110	15,322,110	4,265,365	3,855,811
Fidelity® VIP Growth Sub-Account	2,602,168	160,168,815	17,900,613	24,327,297
Fidelity® VIP Index 500 Sub-Account	159,798	25,351,739	1,488,727	6,687,937
Fidelity® VIP Mid Cap Sub-Account	9,679,878	304,913,025	23,494,680	45,917,275
Fidelity® VIP Overseas Sub-Account	156,054	3,157,005	152,436	600,341
FTVIPT Franklin Income VIP Sub-Account	12,282,544	183,805,393	15,697,338	31,842,760
FTVIPT Franklin Mutual Shares VIP Sub-Account	5,427,339	92,002,499	11,869,240	15,090,680
FTVIPT Franklin Small Cap Value VIP Sub-Account	7,120,615	105,655,410	20,171,167	17,385,607
FTVIPT Templeton Foreign VIP Sub-Account	4,203,092	59,386,439	1,971,672	7,681,665
FTVIPT Templeton Global Bond VIP Sub-Account	11,073,520	188,124,757	713,791	26,195,861

(a)  For the period April 29, 2022 to December 31, 2022.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENTS OF INVESTMENTS — (Concluded)

	As of December 31, 2022		For the year ended December 31, 2022
	Shares	Cost ($)	Cost of Purchases ($)		Proceeds from Sales ($)
Invesco V.I. American Franchise Sub-Account	74	4,221	969		50
Invesco V.I. Core Equity Sub-Account	2,966	86,966	26,835		33,057
Invesco V.I. Equity and Income Sub-Account	32,224,751	497,756,651	82,010,268		73,511,045
Invesco V.I. EQV International Equity Sub-Account	6,015,629	177,274,116	25,641,412		15,922,305
Invesco V.I. Main Street Small Cap® Sub-Account	3,461,547	70,585,801	11,668,619		11,882,339
Invesco V.I. Main Street® Sub-Account	826	17,465	7,978		5,698
Invesco V.I. U.S. Government Money Sub-Account	1,449	1,449	24		1,156
Janus Henderson Global Sustainable Equity Sub-Account	5,159	43,440	44,384	(a)	977	(a)
LMPVET ClearBridge Variable Appreciation Sub-Account	7,605,794	271,685,263	30,236,337		66,724,504
LMPVET ClearBridge Variable Dividend Strategy Sub-Account	9,793,565	152,382,988	23,816,624		30,397,393
LMPVET ClearBridge Variable Large Cap Growth Sub-Account	71,879	1,768,924	274,769		211,326
LMPVET ClearBridge Variable Large Cap Value Sub-Account	372,388	7,376,865	1,862,115		3,101,721
LMPVET ClearBridge Variable Small Cap Growth Sub-Account	4,547,963	112,599,367	12,610,315		9,714,304
LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account	1,959,600	26,317,676	2,163,863		3,652,443
LMPVET Franklin Multi-Asset Variable Growth Sub-Account	4,149,241	54,194,674	6,506,178		9,193,141
LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account	44,256	557,372	62,993		54,190
LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	14,330,749	107,706,296	11,021,247		9,215,208
MFS® VIT New Discovery Sub-Account	205	3,554	770		5,351
MFS® VIT Research Sub-Account	993	24,610	3,849		406
Morgan Stanley VIF Global Infrastructure Sub-Account	42,876	327,126	33,912		98,821
Neuberger Berman Genesis Sub-Account	139	6,627	753		71
PIMCO VIT CommodityRealReturn® Strategy Sub-Account	43,238	338,511	196,626		76,561
PIMCO VIT Dynamic Bond Sub-Account	25,005	249,780	34,138		80,080
PIMCO VIT Emerging Markets Bond Sub-Account	42,096	525,866	55,950		61,200
Pioneer Mid Cap Value VCT Sub-Account	4,136,488	58,871,760	22,622,192		10,936,127
Pioneer Real Estate Shares VCT Sub-Account	24,642	257,258	41,256		46,897
T. Rowe Price Government Money Sub-Account	110,262	110,262	1,590		22,875
T. Rowe Price Growth Stock Sub-Account	92,158	5,132,586	408,809		1,180,653
T. Rowe Price International Stock Sub-Account	18,016	283,490	17,439		97,267
TAP 1919 Variable Socially Responsive Balanced Sub-Account	11,873	365,301	22,977		32,318

(a)  For the period April 29, 2022 to December 31, 2022.

This page is intentionally left blank.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS
For the years ended December 31, 2022 and 2021:

	Alger Small Cap Growth Sub-Account		American Funds® Global Growth Sub-Account		American Funds® Global Small Capitalization Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,986,691	2,225,387	4,606,628	4,843,419	1,648,182	1,904,281
Units issued and transferred from other funding options	21,118	59,068	625,025	615,661	291,052	158,638
Units redeemed and transferred to other funding options	(177,136)	(297,764)	(557,674)	(852,452)	(219,429)	(414,737)
Units end of year	1,830,673	1,986,691	4,673,979	4,606,628	1,719,805	1,648,182
	BHFTI AB Global Dynamic Allocation Sub-Account		BHFTI AB International Bond Sub-Account		BHFTI Allspring Mid Cap Value Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	156,544,887	173,157,502	929,518	472,183	3,397,974	4,103,631
Units issued and transferred from other funding options	2,468,840	2,389,300	221,732	548,313	297,642	325,796
Units redeemed and transferred to other funding options	(17,581,981)	(19,001,915)	(154,802)	(90,978)	(635,195)	(1,031,453)
Units end of year	141,431,746	156,544,887	996,448	929,518	3,060,421	3,397,974
	BHFTI American Funds® Moderate Allocation Sub-Account		BHFTI BlackRock Global Tactical Strategies Sub-Account		BHFTI BlackRock High Yield Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	82,816,196	89,126,090	260,416,374	288,651,485	15,598,723	12,066,788
Units issued and transferred from other funding options	3,705,431	4,190,426	3,540,994	3,177,961	3,597,054	5,705,865
Units redeemed and transferred to other funding options	(9,977,035)	(10,500,320)	(29,051,661)	(31,413,072)	(4,096,020)	(2,173,930)
Units end of year	76,544,592	82,816,196	234,905,707	260,416,374	15,099,757	15,598,723

(a) For the period April 29, 2022 to December 31, 2022.

(b) During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

	American Funds® Growth Sub-Account (b)		American Funds® Growth-Income Sub-Account		American Funds® The Bond Fund of America Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,965,504	2,506,680	3,556,812	3,380,245	8,934,601	7,466,687
Units issued and transferred from other funding options	168,701	1,110,390	538,305	680,537	1,388,036	2,931,530
Units redeemed and transferred to other funding options	(302,691)	(1,651,566)	(449,305)	(503,970)	(1,618,441)	(1,463,616)
Units end of year	1,831,514	1,965,504	3,645,812	3,556,812	8,704,196	8,934,601
	BHFTI American Funds® Balanced Allocation Sub-Account		BHFTI American Funds® Growth Allocation Sub-Account		BHFTI American Funds® Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	168,535,382	177,697,560	92,906,375	98,751,000	55,283,458	62,779,160
Units issued and transferred from other funding options	8,278,950	10,798,685	4,336,803	6,890,902	9,051,031	9,389,851
Units redeemed and transferred to other funding options	(18,861,700)	(19,960,863)	(12,467,118)	(12,735,527)	(8,223,384)	(16,885,553)
Units end of year	157,952,632	168,535,382	84,776,060	92,906,375	56,111,105	55,283,458
	BHFTI Brighthouse Asset Allocation 100 Sub-Account		BHFTI Brighthouse Balanced Plus Sub-Account		BHFTI Brighthouse Small Cap Value Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	21,637,660	23,698,563	390,898,441	427,390,725	5,740,253	6,898,802
Units issued and transferred from other funding options	1,039,529	1,760,117	10,289,643	11,753,888	466,541	741,021
Units redeemed and transferred to other funding options	(2,282,698)	(3,821,020)	(46,428,239)	(48,246,172)	(996,322)	(1,899,570)
Units end of year	20,394,491	21,637,660	354,759,845	390,898,441	5,210,472	5,740,253

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2022 and 2021:

	BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account		BHFTI Brighthouse/ Artisan International Sub-Account		BHFTI Brighthouse/ Eaton Vance Floating Rate Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	25,963,839	27,619,378	20,135	24,462	8,541,549	7,157,323
Units issued and transferred from other funding options	4,957,971	4,084,022	657	425	2,746,168	2,839,936
Units redeemed and transferred to other funding options	(3,503,245)	(5,739,561)	(1,516)	(4,752)	(2,514,598)	(1,455,710)
Units end of year	27,418,565	25,963,839	19,276	20,135	8,773,119	8,541,549
	BHFTI CBRE Global Real Estate Sub-Account		BHFTI Harris Oakmark International Sub-Account		BHFTI Invesco Balanced-Risk Allocation Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	9,077,666	10,651,154	16,029,243	18,354,804	584,824,653	625,642,146
Units issued and transferred from other funding options	921,084	806,633	1,982,373	1,894,798	87,406,628	36,191,681
Units redeemed and transferred to other funding options	(1,494,374)	(2,380,121)	(2,682,015)	(4,220,359)	(90,597,650)	(77,009,174)
Units end of year	8,504,376	9,077,666	15,329,601	16,029,243	581,633,631	584,824,653
	BHFTI JPMorgan Core Bond Sub-Account		BHFTI JPMorgan Global Active Allocation Sub-Account		BHFTI JPMorgan Small Cap Value Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	33,962,464	31,212,086	679,237,166	725,594,253	836,225	995,696
Units issued and transferred from other funding options	4,567,620	8,345,831	26,449,764	37,120,314	25,952	94,743
Units redeemed and transferred to other funding options	(6,747,311)	(5,595,453)	(83,170,344)	(83,477,401)	(156,460)	(254,214)
Units end of year	31,782,773	33,962,464	622,516,586	679,237,166	705,717	836,225

(a) For the period April 29, 2022 to December 31, 2022.

(b) During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

	BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account		BHFTI Brighthouse/Templeton International Bond Sub-Account		BHFTI Brighthouse/Wellington Large Cap Research Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	15,761,271	13,868,356	2,926,330	2,783,455	562,473	636,487
Units issued and transferred from other funding options	2,215,339	6,214,741	144,938	519,007	37,843	7,517
Units redeemed and transferred to other funding options	(4,135,917)	(4,321,826)	(573,336)	(376,132)	(95,183)	(81,531)
Units end of year	13,840,693	15,761,271	2,497,932	2,926,330	505,133	562,473
	BHFTI Invesco Comstock Sub-Account		BHFTI Invesco Global Equity Sub-Account		BHFTI Invesco Small Cap Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	22,714,076	27,561,964	1,000,532	1,200,753	7,179,855	7,609,606
Units issued and transferred from other funding options	2,903,228	2,318,640	204,261	48,227	1,937,408	1,493,950
Units redeemed and transferred to other funding options	(6,216,223)	(7,166,528)	(143,600)	(248,448)	(1,278,632)	(1,923,701)
Units end of year	19,401,081	22,714,076	1,061,193	1,000,532	7,838,631	7,179,855
	BHFTI Loomis Sayles Global Allocation Sub-Account		BHFTI Loomis Sayles Growth Sub-Account		BHFTI MetLife Multi-Index Targeted Risk Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	6,233,627	6,475,666	25,062,911	16,904,818	484,968,947	527,514,679
Units issued and transferred from other funding options	648,661	848,681	2,874,523	12,547,551	21,174,522	16,045,181
Units redeemed and transferred to other funding options	(903,311)	(1,090,720)	(4,078,417)	(4,389,458)	(56,515,947)	(58,590,913)
Units end of year	5,978,977	6,233,627	23,859,017	25,062,911	449,627,522	484,968,947

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2022 and 2021:

	BHFTI MFS® Research International Sub-Account		BHFTI Morgan Stanley Discovery Sub-Account		BHFTI PanAgora Global Diversified Risk Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	11,319,006	11,761,880	4,613,702	5,321,944	98,983,254	105,842,821
Units issued and transferred from other funding options	1,173,903	1,395,836	3,489,255	981,569	1,289,406,500	10,996,698
Units redeemed and transferred to other funding options	(1,548,164)	(1,838,710)	(1,032,734)	(1,689,811)	(125,288,963)	(17,856,265)
Units end of year	10,944,745	11,319,006	7,070,223	4,613,702	1,263,100,791	98,983,254
	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account		BHFTI SSGA Growth and Income ETF Sub-Account		BHFTI SSGA Growth ETF Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	542,322	187,675	55,003,158	60,080,602	19,030,364	20,996,087
Units issued and transferred from other funding options	137,628	417,031	1,499,373	1,771,763	599,351	867,592
Units redeemed and transferred to other funding options	(102,676)	(62,384)	(5,802,664)	(6,849,207)	(2,182,520)	(2,833,315)
Units end of year	577,274	542,322	50,699,867	55,003,158	17,447,195	19,030,364
	BHFTI Victory Sycamore Mid Cap Value Sub-Account		BHFTI Western Asset Management Government Income Sub-Account		BHFTII Baillie Gifford International Stock Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	4,100,963	4,809,085	41,506,542	46,000,498	14,365,106	14,780,553
Units issued and transferred from other funding options	599,487	546,258	4,247,117	6,925,857	3,215,039	2,661,965
Units redeemed and transferred to other funding options	(986,087)	(1,254,380)	(8,433,250)	(11,419,813)	(2,204,896)	(3,077,412)
Units end of year	3,714,363	4,100,963	37,320,409	41,506,542	15,375,249	14,365,106

(a) For the period April 29, 2022 to December 31, 2022.

(b) During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

	BHFTI PIMCO Inflation Protected Bond Sub-Account		BHFTI PIMCO Total Return Sub-Account		BHFTI Schroders Global Multi-Asset Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	36,898,564	34,779,389	74,724,463	71,316,385	478,268,611	548,727,426
Units issued and transferred from other funding options	5,136,531	8,520,822	5,909,826	15,441,551	12,827,518	13,541,438
Units redeemed and transferred to other funding options	(8,928,299)	(6,401,647)	(14,406,993)	(12,033,473)	(62,900,922)	(84,000,253)
Units end of year	33,106,796	36,898,564	66,227,296	74,724,463	428,195,207	478,268,611
	BHFTI T. Rowe Price Large Cap Value Sub-Account		BHFTI T. Rowe Price Mid Cap Growth Sub-Account		BHFTI TCW Core Fixed Income Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	7,509,646	8,082,665	15,720,195	16,725,446	24,262	30,287
Units issued and transferred from other funding options	745,659	964,166	1,699,836	2,075,291	4,654	3,325
Units redeemed and transferred to other funding options	(1,350,811)	(1,537,185)	(2,464,614)	(3,080,542)	(5,075)	(9,350)
Units end of year	6,904,494	7,509,646	14,955,417	15,720,195	23,841	24,262
	BHFTII BlackRock Bond Income Sub-Account		BHFTII BlackRock Capital Appreciation Sub-Account		BHFTII BlackRock Ultra-Short Term Bond Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	2,608,661	1,886,172	51,526,171	41,183,273	31,555,641	33,467,066
Units issued and transferred from other funding options	471,047	1,093,796	20,350,775	19,731,172	16,398,255	16,467,876
Units redeemed and transferred to other funding options	(484,444)	(371,307)	(8,231,851)	(9,388,274)	(14,363,734)	(18,379,301)
Units end of year	2,595,264	2,608,661	63,645,095	51,526,171	33,590,162	31,555,641

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2022 and 2021:

	BHFTII Brighthouse Asset Allocation 20 Sub-Account		BHFTII Brighthouse Asset Allocation 40 Sub-Account		BHFTII Brighthouse Asset Allocation 60 Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	8,678,852	10,127,737	145,527,897	163,246,967	245,733,297	269,814,130
Units issued and transferred from other funding options	890,899	1,835,883	2,747,017	3,962,700	4,702,705	7,220,398
Units redeemed and transferred to other funding options	(1,961,500)	(3,284,768)	(18,619,618)	(21,681,770)	(27,281,338)	(31,301,231)
Units end of year	7,608,251	8,678,852	129,655,296	145,527,897	223,154,664	245,733,297
	BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account		BHFTII Frontier Mid Cap Growth Sub-Account		BHFTII Jennison Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	15,460,997	17,572,809	2,027,494	2,211,436	11,869,984	13,061,268
Units issued and transferred from other funding options	695,146	1,353,142	387,789	325,343	2,521,104	2,012,917
Units redeemed and transferred to other funding options	(2,979,363)	(3,464,954)	(405,065)	(509,285)	(2,223,135)	(3,204,201)
Units end of year	13,176,780	15,460,997	2,010,218	2,027,494	12,167,953	11,869,984
	BHFTII MetLife Mid Cap Stock Index Sub-Account		BHFTII MetLife MSCI EAFE® Index Sub-Account		BHFTII MetLife Russell 2000® Index Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	4,085,141	4,489,238	9,850,588	10,415,948	4,303,776	4,500,750
Units issued and transferred from other funding options	389,518	689,149	1,208,809	1,344,161	696,510	994,375
Units redeemed and transferred to other funding options	(701,345)	(1,093,246)	(1,562,766)	(1,909,521)	(750,306)	(1,191,349)
Units end of year	3,773,314	4,085,141	9,496,631	9,850,588	4,249,980	4,303,776

(a) For the period April 29, 2022 to December 31, 2022.

(b) During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

	BHFTII Brighthouse Asset Allocation 80 Sub-Account		BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account		BHFTII Brighthouse/Dimensional International Small Company Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	209,845,016	234,189,066	5,199,238	6,085,252	2,194,308	2,502,329
Units issued and transferred from other funding options	3,541,771	4,327,201	257,186	417,260	281,914	205,301
Units redeemed and transferred to other funding options	(22,587,746)	(28,671,251)	(823,353)	(1,303,274)	(355,317)	(513,322)
Units end of year	190,799,041	209,845,016	4,633,071	5,199,238	2,120,905	2,194,308
	BHFTII Loomis Sayles Small Cap Core Sub-Account		BHFTII Loomis Sayles Small Cap Growth Sub-Account		BHFTII MetLife Aggregate Bond Index Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	148,128	182,802	10,512	11,059	20,932,702	20,875,366
Units issued and transferred from other funding options	7,540	3,208	508	312	2,786,537	4,201,192
Units redeemed and transferred to other funding options	(25,762)	(37,882)	(792)	(859)	(4,023,584)	(4,143,856)
Units end of year	129,906	148,128	10,228	10,512	19,695,655	20,932,702
	BHFTII MetLife Stock Index Sub-Account		BHFTII MFS® Total Return Sub-Account		BHFTII MFS® Value Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	18,245,389	19,092,398	387,652	429,499	8,665,455	9,079,995
Units issued and transferred from other funding options	2,298,254	3,344,322	21,243	19,954	994,226	1,473,257
Units redeemed and transferred to other funding options	(3,187,497)	(4,191,331)	(65,104)	(61,801)	(1,887,004)	(1,887,797)
Units end of year	17,356,146	18,245,389	343,791	387,652	7,772,677	8,665,455

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2022 and 2021:

	BHFTII Neuberger Berman Genesis Sub-Account		BHFTII T. Rowe Price Large Cap Growth Sub-Account		BHFTII T. Rowe Price Small Cap Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	3,469,556	3,812,440	16,400,063	16,710,675	230,249	256,572
Units issued and transferred from other funding options	333,484	416,278	4,851,546	3,672,107	17,797	18,154
Units redeemed and transferred to other funding options	(527,594)	(759,162)	(3,135,011)	(3,982,719)	(40,686)	(44,477)
Units end of year	3,275,446	3,469,556	18,116,598	16,400,063	207,360	230,249
	BlackRock Global Allocation V.I. Sub-Account		Delaware Ivy VIP Asset Strategy Sub-Account		DWS CROCI® International VIP Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,247,454	928,612	11,394	9,586	936,930	1,016,857
Units issued and transferred from other funding options	229,666	423,783	364	2,784	30,699	54,540
Units redeemed and transferred to other funding options	(111,477)	(104,941)	(847)	(976)	(86,250)	(134,467)
Units end of year	1,365,643	1,247,454	10,911	11,394	881,379	936,930
	Fidelity® VIP Contrafund® Sub-Account		Fidelity® VIP Equity-Income Sub-Account		Fidelity® VIP FundsManager 50% Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	12,794,358	14,707,492	131,063	146,065	181,831,307	200,648,619
Units issued and transferred from other funding options	799,361	1,120,524	142	880	455,841	561,335
Units redeemed and transferred to other funding options	(1,743,003)	(3,033,658)	(10,285)	(15,882)	(29,758,346)	(19,378,647)
Units end of year	11,850,716	12,794,358	120,920	131,063	152,528,802	181,831,307

(a) For the period April 29, 2022 to December 31, 2022.

(b) During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

	BHFTII VanEck Global Natural Resources Sub-Account		BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account		BHFTII Western Asset Management U.S. Government Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	5,111,331	6,415,136	26,056,787	25,437,861	13,541,672	12,897,547
Units issued and transferred from other funding options	733,154	649,112	2,128,369	5,264,786	1,927,813	4,277,344
Units redeemed and transferred to other funding options	(1,994,359)	(1,952,917)	(4,254,761)	(4,645,860)	(3,660,068)	(3,633,219)
Units end of year	3,850,126	5,111,331	23,930,395	26,056,787	11,809,417	13,541,672
	Federated Hermes High Income Bond Fund II Sub-Account		Federated Hermes Kaufman Fund II Sub-Account		Fidelity® VIP Asset Manager Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	168	168	5,204	5,211	2,697,442	2,966,036
Units issued and transferred from other funding options	—	—	—	—	35,060	40,614
Units redeemed and transferred to other funding options	—	—	—	(7)	(281,134)	(309,208)
Units end of year	168	168	5,204	5,204	2,451,368	2,697,442
	Fidelity® VIP FundsManager 60% Sub-Account		Fidelity® VIP Government Money Market Sub-Account		Fidelity® VIP Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	113,961,976	124,432,187	2,216,587	2,315,865	3,917,239	4,330,286
Units issued and transferred from other funding options	378,898	456,589	715,147	349,340	46,310	69,759
Units redeemed and transferred to other funding options	(15,694,072)	(10,926,800)	(655,704)	(448,618)	(409,707)	(482,806)
Units end of year	98,646,802	113,961,976	2,276,030	2,216,587	3,553,842	3,917,239

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2022 and 2021:

	Fidelity® VIP Index 500 Sub-Account		Fidelity® VIP Mid Cap Sub-Account		Fidelity® VIP Overseas Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,339,136	1,456,239	3,654,675	4,546,934	243,505	254,641
Units issued and transferred from other funding options	5,504	5,013	165,934	243,689	8,829	14,033
Units redeemed and transferred to other funding options	(117,049)	(122,116)	(588,514)	(1,135,948)	(37,312)	(25,169)
Units end of year	1,227,591	1,339,136	3,232,095	3,654,675	215,022	243,505
	FTVIPT Templeton Foreign VIP Sub-Account		FTVIPT Templeton Global Bond VIP Sub-Account		Invesco V.I. American Franchise Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,949,285	2,090,723	10,239,271	9,656,247	227	227
Units issued and transferred from other funding options	83,163	135,039	584,007	2,640,141	—	—
Units redeemed and transferred to other funding options	(297,222)	(276,477)	(2,039,811)	(2,057,117)	—	—
Units end of year	1,735,226	1,949,285	8,783,467	10,239,271	227	227

	Invesco V.I. Main Street Small Cap® Sub-Account		Invesco V.I. Main Street® Sub-Account		Invesco V.I. U.S. Government Money Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,916,039	2,356,871	1,381	1,395	503	529
Units issued and transferred from other funding options	128,456	172,299	—	—	—	—
Units redeemed and transferred to other funding options	(321,056)	(613,131)	(395)	(14)	(220)	(26)
Units end of year	1,723,439	1,916,039	986	1,381	283	503

(a) For the period April 29, 2022 to December 31, 2022.

(b) During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

	FTVIPT Franklin Income VIP Sub-Account		FTVIPT Franklin Mutual Shares VIP Sub-Account		FTVIPT Franklin Small Cap Value VIP Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	2,587,978	2,906,498	2,534,794	3,029,248	4,532,108	5,840,425
Units issued and transferred from other funding options	176,547	237,727	82,238	174,760	227,415	458,171
Units redeemed and transferred to other funding options	(502,015)	(556,247)	(426,509)	(669,214)	(914,943)	(1,766,488)
Units end of year	2,262,510	2,587,978	2,190,523	2,534,794	3,844,580	4,532,108
	Invesco V.I. Core Equity Sub-Account		Invesco V.I. Equity and Income Sub-Account		Invesco V.I. EQV International Equity Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	9,328	11,664	18,155,062	20,319,777	5,145,654	5,646,167
Units issued and transferred from other funding options	1,150	—	880,369	1,698,995	479,135	562,780
Units redeemed and transferred to other funding options	(2,804)	(2,336)	(2,818,154)	(3,863,710)	(765,214)	(1,063,293)
Units end of year	7,674	9,328	16,217,277	18,155,062	4,859,575	5,145,654

	Janus Henderson Global Sustainable Equity Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account		LMPVET ClearBridge Variable Dividend Strategy Sub-Account
	2022 (a)	2022	2021	2022	2021
Units beginning of year	—	8,358,989	8,163,078	6,031,677	6,697,768
Units issued and transferred from other funding options	49,222	859,514	1,523,015	510,579	638,548
Units redeemed and transferred to other funding options	(784)	(1,218,978)	(1,327,104)	(1,128,479)	(1,304,639)
Units end of year	48,438	7,999,525	8,358,989	5,413,777	6,031,677

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2022 and 2021:

	LMPVET ClearBridge Variable Large Cap Growth Sub-Account		LMPVET ClearBridge Variable Large Cap Value Sub-Account		LMPVET ClearBridge Variable Small Cap Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	46,893	50,713	238,351	229,282	2,939,290	3,107,004
Units issued and transferred from other funding options	3,718	3,985	47,314	48,733	592,916	521,527
Units redeemed and transferred to other funding options	(4,610)	(7,805)	(87,524)	(39,664)	(432,892)	(689,241)
Units end of year	46,001	46,893	198,141	238,351	3,099,314	2,939,290
	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account		MFS® VIT New Discovery Sub-Account		MFS® VIT Research Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	3,915,500	3,428,634	304	304	1,745	1,745
Units issued and transferred from other funding options	529,740	1,075,148	—	9	—	—
Units redeemed and transferred to other funding options	(587,471)	(588,282)	(201)	(9)	—	—
Units end of year	3,857,769	3,915,500	103	304	1,745	1,745
	PIMCO VIT Dynamic Bond Sub-Account		PIMCO VIT Emerging Markets Bond Sub-Account		Pioneer Mid Cap Value VCT Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	28,506	33,686	45,094	57,485	841,749	1,000,393
Units issued and transferred from other funding options	115	4,814	3,436	5,290	49,281	64,384
Units redeemed and transferred to other funding options	(7,604)	(9,994)	(5,912)	(17,681)	(185,019)	(223,028)
Units end of year	21,017	28,506	42,618	45,094	706,011	841,749

(a) For the period April 29, 2022 to December 31, 2022.

(b) During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

	LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	968,523	1,063,286	1,909,686	2,312,789	21,023	22,247
Units issued and transferred from other funding options	23,168	46,989	33,886	33,482	568	676
Units redeemed and transferred to other funding options	(126,295)	(141,752)	(291,705)	(436,585)	(1,728)	(1,900)
Units end of year	865,396	968,523	1,651,867	1,909,686	19,863	21,023
	Morgan Stanley VIF Global Infrastructure Sub-Account		Neuberger Berman Genesis Sub-Account		PIMCO VIT CommodityRealReturn® Strategy Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	24,614	29,750	181	181	26,051	41,436
Units issued and transferred from other funding options	477	1,184	—	—	12,275	2,865
Units redeemed and transferred to other funding options	(5,818)	(6,320)	—	—	(6,867)	(18,250)
Units end of year	19,273	24,614	181	181	31,459	26,051
	Pioneer Real Estate Shares VCT Sub-Account		T. Rowe Price Government Money Sub-Account		T. Rowe Price Growth Stock Sub-Account
	2022	2021	2022	2021	2022	2021
Units beginning of year	5,955	7,803	7,702	9,716	25,310	27,525
Units issued and transferred from other funding options	928	145	830	—	922	1,053
Units redeemed and transferred to other funding options	(1,317)	(1,993)	(2,110)	(2,014)	(4,068)	(3,268)
Units end of year	5,566	5,955	6,422	7,702	22,164	25,310

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2022 and 2021:

	T. Rowe Price International Stock Sub-Account		TAP 1919 Variable Socially Responsive Balanced Sub-Account
	2022	2021	2022	2021
Units beginning of year	18,730	21,446	5,790	5,795
Units issued and transferred from other funding options	777	721	62	338
Units redeemed and transferred to other funding options	(4,823)	(3,437)	(419)	(343)
Units end of year	14,684	18,730	5,433	5,790

(a) For the period April 29, 2022 to December 31, 2022.

(b) During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio, or series, for the respective stated periods in the five years ended December 31, 2022:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Alger Small Cap Growth	2022	1,830,673	21.55 - 22.28	39,959,987	—	1.25 - 1.40	(38.88) - (38.78)
Sub-Account	2021	1,986,691	35.25 - 36.39	70,911,556	—	1.25 - 1.40	(7.37) - (7.23)
	2020	2,225,387	38.06 - 39.22	85,705,650	1.06	1.25 - 1.40	64.82 - 65.07
	2019	2,482,257	23.09 - 23.76	57,974,899	—	1.25 - 1.40	27.54 - 27.73
	2018	2,688,052	18.10 - 18.60	49,200,272	—	1.25 - 1.40	0.02 - 0.17
American Funds® Global	2022	4,673,979	21.76 - 77.76	245,154,756	0.64	0.90 - 2.30	(26.45) - (25.41)
Growth Sub-Account	2021	4,606,628	29.50 - 104.25	336,745,543	0.32	0.90 - 2.30	13.77 - 15.38
	2020	4,843,419	25.87 - 90.36	329,451,317	0.33	0.90 - 2.30	27.49 - 29.29
	2019	5,433,407	20.23 - 69.88	300,888,587	1.07	0.90 - 2.30	32.20 - 34.06
	2018	6,019,155	15.27 - 52.13	259,695,866	0.65	0.90 - 2.30	(11.12) - (9.86)
American Funds® Global	2022	1,719,805	16.23 - 55.19	73,346,122	—	0.89 - 1.90	(30.94) - (30.18)
Small Capitalization	2021	1,648,182	23.50 - 79.04	102,683,491	—	0.89 - 1.90	4.53 - 5.79
Sub-Account	2020	1,904,281	22.48 - 74.71	116,208,099	0.17	0.89 - 1.90	27.08 - 28.57
	2019	2,170,953	17.69 - 58.11	105,538,846	0.15	0.89 - 1.90	28.90 - 30.35
	2018	2,457,371	13.72 - 44.58	94,290,816	0.08	0.89 - 1.90	(12.41) - (11.34)
American Funds® Growth	2022	1,831,514	58.16 - 656.14	512,635,574	0.32	0.89 - 2.30	(31.53) - (30.56)
Sub-Account[4]	2021	1,965,504	84.01 - 944.87	789,048,517	0.21	0.89 - 2.30	19.22 - 20.91
	2020	2,506,680	69.70 - 781.47	807,910,576	0.31	0.89 - 2.30	48.62 - 50.73
	2019	3,324,798	46.38 - 518.46	697,847,684	0.72	0.89 - 2.30	27.80 - 29.61
	2018	4,079,452	35.90 - 400.00	639,631,254	0.41	0.89 - 2.30	(2.53) - (1.14)
American Funds®	2022	3,645,812	24.54 - 370.75	341,548,904	1.22	0.89 - 2.30	(18.39) - (17.23)
Growth-Income Sub-Account	2021	3,556,812	30.00 - 447.93	453,656,589	1.08	0.89 - 2.30	21.28 - 23.00
	2020	3,380,245	24.67 - 364.18	412,186,878	1.34	0.89 - 2.30	10.96 - 12.54
	2019	2,972,685	22.18 - 323.61	392,698,921	1.62	0.89 - 2.30	23.27 - 25.02
	2018	2,624,423	17.95 - 258.85	348,945,965	1.36	0.89 - 2.30	(4.03) - (2.66)
American Funds® The Bond	2022	8,704,196	9.32 - 20.06	119,684,651	2.81	0.95 - 1.90	(14.30) - (13.40)
Fund of America Sub-Account	2021	8,934,601	10.88 - 23.16	147,356,780	1.38	0.95 - 1.90	(2.36) - (1.25)
	2020	7,466,687	11.14 - 23.46	134,552,780	2.08	0.95 - 1.90	7.42 - 8.69
	2019	7,082,883	10.37 - 21.58	125,217,632	2.53	0.95 - 1.90	7.14 - 8.32
	2018	7,204,717	9.68 - 19.92	124,089,879	2.35	0.95 - 1.90	(2.66) - (1.66)
BHFTI AB Global Dynamic	2022	141,431,746	11.77 - 13.94	1,863,698,735	4.30	0.90 - 2.35	(22.27) - (21.14)
Allocation Sub-Account	2021	156,544,887	15.14 - 17.68	2,628,047,395	0.22	0.90 - 2.35	6.74 - 8.30
	2020	173,157,502	14.18 - 16.32	2,697,018,446	1.76	0.90 - 2.35	3.62 - 5.13
	2019	191,775,185	13.69 - 15.53	2,854,590,240	3.45	0.90 - 2.35	15.33 - 17.02
	2018	212,871,321	11.87 - 13.27	2,720,841,165	1.66	0.90 - 2.35	(9.14) - (7.81)
BHFTI AB International Bond	2022	996,448	8.46 - 8.66	8,580,490	11.11	1.15 - 1.80	(17.15) - (16.61)
Sub-Account	2021	929,518	10.21 - 10.39	9,615,524	0.02	1.15 - 1.80	(3.87) - (3.24)
(Commenced 4/29/2019)	2020	472,183	10.62 - 10.74	5,056,411	2.09	1.15 - 1.80	2.52 - 3.19
	2019	149,010	10.38 - 10.41	1,548,814	—	1.15 - 1.55	3.79 - 4.07

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Allspring Mid Cap	2022	3,060,421	30.79 - 40.37	108,917,768	0.38	0.90 - 2.35	(7.17) - (5.82)
Value Sub-Account	2021	3,397,974	33.17 - 42.87	129,277,195	0.64	0.90 - 2.35	25.96 - 27.79
	2020	4,103,631	26.34 - 33.54	122,882,321	0.92	0.90 - 2.35	0.32 - 1.79
	2019	4,369,039	26.25 - 32.95	129,231,837	0.66	0.90 - 2.35	32.38 - 34.32
	2018	5,031,010	19.83 - 24.53	111,542,477	0.94	0.90 - 2.35	(15.32) - (14.07)
BHFTI American Funds®	2022	157,952,632	15.67 - 19.40	2,804,331,553	1.42	0.90 - 2.35	(18.69) - (17.51)
Balanced Allocation	2021	168,535,382	19.28 - 23.51	3,647,143,085	1.17	0.90 - 2.35	9.54 - 11.14
Sub-Account	2020	177,697,560	17.60 - 21.16	3,478,672,495	1.71	0.90 - 2.35	12.88 - 14.53
	2019	188,980,273	15.59 - 18.47	3,247,960,104	1.80	0.90 - 2.35	16.75 - 18.46
	2018	203,079,308	13.35 - 15.59	2,963,267,735	1.46	0.90 - 2.35	(6.55) - (5.17)
BHFTI American Funds®	2022	84,776,060	17.19 - 21.28	1,641,212,020	1.07	0.90 - 2.35	(20.41) - (19.25)
Growth Allocation	2021	92,906,375	21.60 - 26.35	2,240,474,729	0.81	0.90 - 2.35	13.21 - 14.87
Sub-Account	2020	98,751,000	19.08 - 22.94	2,084,636,005	1.55	0.90 - 2.35	14.20 - 15.88
	2019	104,820,922	16.71 - 19.80	1,920,984,751	1.69	0.90 - 2.35	7.66 - 22.53
	2018	113,490,991	13.84 - 16.16	1,707,533,593	1.21	0.90 - 2.35	(7.97) - (6.62)
BHFTI American Funds®	2022	56,111,105	3.06 - 32.45	1,046,943,926	0.56	0.95 - 2.35	(31.78) - (30.82)
Growth Sub-Account	2021	55,283,458	4.44 - 46.90	1,417,958,911	—	0.95 - 2.35	18.80 - 20.47
	2020	62,779,160	3.70 - 38.93	1,233,374,489	0.83	0.95 - 2.35	48.11 - 50.20
	2019	70,394,914	2.47 - 25.92	896,578,462	0.43	0.95 - 2.35	27.31 - 29.11
	2018	72,677,305	1.92 - 20.08	701,041,738	0.39	0.95 - 2.35	(2.82) - (0.54)
BHFTI American Funds®	2022	76,544,592	14.19 - 17.56	1,233,030,772	1.74	0.90 - 2.35	(16.61) - (15.39)
Moderate Allocation	2021	82,816,196	17.02 - 20.75	1,584,853,380	1.53	0.90 - 2.35	7.09 - 8.66
Sub-Account	2020	89,126,090	15.89 - 19.10	1,577,916,391	1.88	0.90 - 2.35	10.36 - 11.98
	2019	94,117,069	14.40 - 17.06	1,496,155,462	1.97	0.90 - 2.35	13.46 - 15.12
	2018	101,025,606	12.69 - 14.82	1,402,819,681	1.72	0.90 - 2.35	(5.67) - (4.29)
BHFTI BlackRock Global	2022	234,905,707	11.51 - 13.63	3,024,640,541	2.32	0.90 - 2.35	(20.77) - (19.61)
Tactical Strategies	2021	260,416,374	14.52 - 16.96	4,191,273,906	1.36	0.90 - 2.35	7.24 - 8.81
Sub-Account	2020	288,651,485	13.54 - 15.58	4,290,514,129	1.57	0.90 - 2.35	1.88 - 3.37
	2019	319,007,558	13.29 - 15.07	4,609,258,546	0.19	0.90 - 2.35	17.82 - 19.54
	2018	353,756,093	11.28 - 12.61	4,296,443,283	1.43	0.90 - 2.35	(9.35) - (8.02)
BHFTI BlackRock High Yield	2022	15,099,757	18.19 - 35.95	468,626,161	5.05	0.90 - 2.35	(12.41) - (11.13)
Sub-Account	2021	15,598,723	20.56 - 40.46	544,808,402	3.95	0.90 - 2.35	2.73 - 4.23
	2020	12,066,788	19.82 - 38.81	400,160,681	5.30	0.90 - 2.35	5.00 - 6.54
	2019	10,050,021	18.69 - 36.43	309,535,208	5.84	0.90 - 2.35	12.19 - 13.82
	2018	8,357,441	16.49 - 32.01	223,555,426	4.89	0.90 - 2.35	(5.14) - (3.75)
BHFTI Brighthouse Asset	2022	20,394,491	20.86 - 27.15	489,020,305	1.34	0.90 - 2.35	(22.00) - (20.87)
Allocation 100 Sub-Account	2021	21,637,660	26.74 - 34.30	659,337,580	1.12	0.90 - 2.35	15.38 - 17.07
	2020	23,698,563	23.18 - 29.30	620,704,942	1.17	0.90 - 2.35	16.14 - 17.84
	2019	25,514,590	19.96 - 24.87	570,646,937	1.51	0.90 - 2.35	24.52 - 26.34
	2018	27,764,232	16.03 - 19.68	494,626,348	1.02	0.90 - 2.35	(12.17) - (10.88)
BHFTI Brighthouse Balanced	2022	354,759,845	13.60 - 16.11	5,395,970,485	2.45	0.90 - 2.35	(23.62) - (22.51)
Plus Sub-Account	2021	390,898,441	17.81 - 20.79	7,709,986,674	2.31	0.90 - 2.35	5.05 - 6.58
	2020	427,390,725	16.95 - 19.51	7,948,644,035	2.35	0.90 - 2.35	9.90 - 11.51
	2019	463,543,612	15.42 - 17.49	7,769,299,827	2.02	0.90 - 2.35	20.70 - 22.46
	2018	503,167,035	12.78 - 14.28	6,920,717,677	1.67	0.90 - 2.35	(9.53) - (8.20)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Brighthouse Small Cap	2022	5,210,472	31.03 - 43.68	188,308,678	0.63	0.89 - 2.35	(15.11) - (13.67)
Value Sub-Account	2021	5,740,253	36.56 - 50.60	242,001,994	0.82	0.89 - 2.35	28.71 - 30.96
	2020	6,898,802	28.40 - 38.64	224,022,103	1.36	0.89 - 2.35	(2.89) - (1.21)
	2019	6,746,819	29.25 - 39.11	223,578,730	0.89	0.89 - 2.35	25.79 - 27.92
	2018	7,365,900	23.25 - 30.57	192,491,868	1.05	0.89 - 2.35	(17.21) - (15.73)
BHFTI Brighthouse/abrdn	2022	27,418,565	8.92 - 11.37	280,511,851	0.73	0.90 - 2.35	(27.53) - (26.47)
Emerging Markets Equity	2021	25,963,839	12.31 - 15.46	363,515,429	0.17	0.90 - 2.35	(7.27) - (5.92)
Sub-Account	2020	27,619,378	13.28 - 16.43	413,604,198	2.00	0.90 - 2.35	24.33 - 26.16
	2019	31,136,134	10.68 - 13.02	371,895,857	1.66	0.90 - 2.35	17.94 - 19.67
	2018	35,052,942	9.05 - 10.98	352,166,192	2.60	0.90 - 2.35	(16.19) - (14.95)
BHFTI Brighthouse/Artisan	2022	19,276	10.95 - 11.63	219,448	0.62	0.90 - 1.60	(20.55) - (19.99)
International Sub-Account	2021	20,135	13.78 - 14.54	287,234	0.33	0.90 - 1.60	6.69 - 7.44
	2020	24,462	12.91 - 13.53	325,773	0.99	0.90 - 1.60	5.95 - 6.70
	2019	26,483	12.19 - 12.68	331,019	1.22	0.90 - 1.60	27.83 - 28.73
	2018	30,041	9.53 - 9.85	292,278	1.31	0.90 - 1.60	(12.33) - (11.71)
BHFTI Brighthouse/Eaton	2022	8,773,119	11.14 - 13.22	108,503,724	3.54	0.90 - 2.25	(3.79) - (2.48)
Vance Floating Rate	2021	8,541,549	11.64 - 13.55	108,650,432	3.08	0.90 - 2.20	1.25 - 2.57
Sub-Account	2020	7,157,323	11.32 - 13.21	88,934,157	4.70	0.90 - 2.35	(0.31) - 1.15
	2019	7,102,972	11.35 - 13.06	87,577,609	4.54	0.90 - 2.35	1.11 - 6.07
	2018	6,426,630	10.86 - 12.32	74,905,336	3.45	0.90 - 2.35	(2.03) - (0.59)
BHFTI Brighthouse/Franklin	2022	13,840,693	8.61 - 10.09	129,774,205	2.73	0.90 - 2.25	(6.85) - (5.59)
Low Duration Total Return	2021	15,761,271	9.25 - 10.68	157,485,322	1.86	0.90 - 2.25	(1.95) - (0.62)
Sub-Account	2020	13,868,356	9.43 - 10.75	140,089,668	3.40	0.90 - 2.25	(0.15) - 1.21
	2019	14,180,858	9.45 - 10.62	142,348,646	3.37	0.90 - 2.25	1.06 - 3.70
	2018	14,147,915	9.23 - 10.24	137,799,742	1.79	0.90 - 2.25	(1.81) - (0.47)
BHFTI Brighthouse/Templeton	2022	2,497,932	9.07 - 10.77	24,923,817	—	0.95 - 2.20	(6.70) - (5.53)
International Bond	2021	2,926,330	9.91 - 11.40	31,083,171	—	0.95 - 2.05	(6.94) - (5.91)
Sub-Account	2020	2,783,455	10.65 - 12.11	31,598,432	6.34	0.95 - 2.05	(7.82) - (6.80)
	2019	2,605,011	11.56 - 13.00	31,904,131	8.19	0.95 - 2.05	(0.89) - 0.21
	2018	2,637,613	11.66 - 12.97	32,416,554	—	0.95 - 2.05	(1.06) - 0.04
BHFTI	2022	505,133	23.65 - 32.21	13,852,238	0.54	0.90 - 2.30	(20.95) - (19.93)
Brighthouse/Wellington Large	2021	562,473	29.92 - 40.23	19,376,482	0.75	0.90 - 2.30	21.37 - 22.92
Cap Research Sub-Account	2020	636,487	24.65 - 32.73	17,975,178	0.97	0.90 - 2.30	19.32 - 20.94
	2019	683,658	20.66 - 27.06	16,100,585	0.99	0.90 - 2.30	28.84 - 30.52
	2018	754,715	16.04 - 20.73	13,723,171	0.88	0.90 - 2.30	(8.44) - (7.24)
BHFTI CBRE Global Real	2022	8,504,376	12.02 - 80.55	172,172,944	4.09	0.90 - 2.35	(26.73) - (25.66)
Estate Sub-Account	2021	9,077,666	23.12 - 108.41	248,981,131	2.88	0.90 - 2.35	31.30 - 33.22
	2020	10,651,154	17.61 - 81.42	221,573,688	4.47	0.90 - 2.35	(7.23) - (5.87)
	2019	10,381,751	18.98 - 86.54	231,318,465	3.07	0.90 - 2.35	21.91 - 23.69
	2018	12,065,705	15.57 - 70.00	219,199,553	5.96	0.90 - 2.35	(10.78) - (9.47)
BHFTI Harris Oakmark	2022	15,329,601	22.41 - 31.20	415,612,863	2.21	0.90 - 2.35	(17.95) - (16.75)
International Sub-Account	2021	16,029,243	27.23 - 37.48	524,880,431	0.65	0.90 - 2.35	5.92 - 7.47
	2020	18,354,804	25.65 - 34.87	562,041,229	3.40	0.90 - 2.35	2.67 - 4.17
	2019	19,379,051	24.91 - 33.47	572,263,373	2.21	0.90 - 2.35	21.63 - 23.40
	2018	21,052,149	20.42 - 27.13	506,604,107	1.71	0.90 - 2.35	(25.75) - (24.66)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Invesco Balanced-Risk	2022	581,633,631	1.21 - 13.88	790,563,728	6.20	0.90 - 2.20	(14.31) - (13.19)
Allocation Sub-Account	2021	584,824,653	1.39 - 16.00	920,733,404	3.01	0.90 - 2.35	7.14 - 8.71
	2020	625,642,146	1.30 - 14.72	910,058,045	5.43	0.90 - 2.35	7.57 - 9.15
	2019	694,292,713	1.21 - 13.50	926,602,213	—	0.90 - 2.35	12.60 - 14.25
	2018	765,263,861	1.07 - 11.82	895,562,846	1.17	0.90 - 2.35	(8.62) - (7.28)
BHFTI Invesco Comstock	2022	19,401,081	24.21 - 42.87	601,618,807	1.85	0.90 - 2.35	(1.69) - (0.26)
Sub-Account	2021	22,714,076	24.63 - 43.01	715,803,570	1.89	0.90 - 2.35	30.09 - 31.99
	2020	27,561,964	18.93 - 32.60	666,831,047	2.24	0.90 - 2.35	(2.82) - (1.40)
	2019	27,023,016	19.48 - 33.08	669,146,877	2.12	0.90 - 2.35	22.05 - 23.84
	2018	29,425,080	15.96 - 26.72	594,306,823	0.63	0.90 - 2.35	(14.21) - (12.95)
BHFTI Invesco Global Equity	2022	1,061,193	3.34 - 42.33	37,571,771	—	0.90 - 2.30	(33.39) - (8.52)
Sub-Account	2021	1,000,532	44.25 - 62.66	54,700,490	—	0.90 - 2.30	12.84 - 14.43
	2020	1,200,753	39.22 - 54.76	57,740,302	0.67	0.90 - 2.30	24.68 - 26.44
	2019	1,452,210	31.45 - 43.31	55,615,823	0.80	0.90 - 2.30	28.58 - 30.39
	2018	1,691,467	24.46 - 33.22	49,942,988	0.99	0.90 - 2.30	(15.13) - (13.93)
BHFTI Invesco Small Cap	2022	7,838,631	33.31 - 46.93	309,616,768	—	0.89 - 2.35	(36.65) - (35.62)
Growth Sub-Account	2021	7,179,855	52.58 - 72.89	442,969,074	—	0.89 - 2.35	4.45 - 6.17
	2020	7,609,606	50.35 - 68.65	444,383,544	0.01	0.89 - 2.35	53.12 - 55.85
	2019	8,712,881	32.88 - 44.05	328,897,224	—	0.89 - 2.35	21.52 - 23.53
	2018	9,018,510	27.06 - 35.66	277,369,783	—	0.89 - 2.35	(11.17) - (9.59)
BHFTI JPMorgan Core Bond	2022	31,782,773	9.26 - 10.69	329,604,722	2.44	0.90 - 2.20	(14.77) - (13.65)
Sub-Account	2021	33,962,464	10.76 - 12.43	410,107,296	2.31	0.90 - 2.35	(3.75) - (2.34)
	2020	31,212,086	11.14 - 12.78	387,827,774	3.21	0.90 - 2.35	5.38 - 6.92
	2019	28,559,915	10.49 - 12.00	333,208,483	4.46	0.90 - 2.35	5.70 - 7.25
	2018	28,609,283	9.85 - 11.23	313,000,009	2.76	0.90 - 2.35	(2.31) - (0.88)
BHFTI JPMorgan Global	2022	622,516,586	1.31 - 14.92	913,989,762	2.48	0.90 - 2.35	(19.46) - (18.28)
Active Allocation Sub-Account	2021	679,237,166	1.62 - 18.29	1,225,445,904	0.48	0.90 - 2.35	7.09 - 8.66
	2020	725,594,253	1.51 - 17.09	1,209,902,167	2.29	0.90 - 2.35	9.61 - 11.22
	2019	790,613,372	1.38 - 15.38	1,190,492,743	2.74	0.90 - 2.35	14.20 - 15.87
	2018	870,005,941	1.21 - 13.28	1,135,038,317	1.63	0.90 - 2.35	(9.36) - (8.02)
BHFTI JPMorgan Small Cap	2022	705,717	24.75 - 30.37	19,258,402	1.14	0.90 - 2.30	(15.18) - (14.27)
Value Sub-Account	2021	836,225	29.18 - 35.42	26,707,343	1.15	0.90 - 2.30	29.99 - 31.55
	2020	995,696	22.45 - 26.93	24,333,449	1.36	0.90 - 2.30	3.92 - 5.16
	2019	907,357	21.60 - 25.61	21,252,730	1.33	0.90 - 2.30	16.81 - 18.08
	2018	940,191	18.49 - 21.68	18,754,326	1.31	0.90 - 2.30	(15.73) - (14.68)
BHFTI Loomis Sayles Global	2022	5,978,977	20.79 - 26.27	143,216,873	—	0.95 - 2.35	(25.08) - (24.02)
Allocation Sub-Account	2021	6,233,627	27.75 - 34.57	197,373,609	0.82	0.95 - 2.35	11.61 - 13.18
	2020	6,475,666	24.87 - 30.55	181,751,511	0.68	0.95 - 2.35	12.12 - 13.70
	2019	6,574,748	22.18 - 26.87	162,833,245	1.49	0.95 - 2.35	24.56 - 26.32
	2018	7,006,931	17.81 - 21.27	138,105,130	1.84	0.95 - 2.35	(7.60) - (6.29)
BHFTI Loomis Sayles Growth	2022	23,859,017	16.76 - 291.56	522,499,308	—	0.90 - 2.35	(29.67) - (28.54)
Sub-Account	2021	25,062,911	23.82 - 410.49	772,890,045	0.09	0.90 - 2.35	15.52 - 17.54
	2020	16,904,818	20.61 - 351.34	419,467,488	0.62	0.90 - 2.35	29.15 - 31.87
	2019	21,093,686	15.93 - 269.23	400,838,028	0.81	0.90 - 2.35	20.70 - 22.46
	2018	23,583,660	13.06 - 220.81	367,812,591	0.58	0.90 - 2.35	(9.23) - (7.90)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI MetLife Multi-Index	2022	449,627,522	1.26 - 14.13	707,575,884	1.80	0.90 - 2.20	(22.81) - (21.80)
Targeted Risk Sub-Account	2021	484,968,947	1.63 - 18.08	980,948,128	1.76	0.90 - 2.20	7.33 - 8.73
	2020	527,514,679	1.52 - 16.64	986,060,233	2.19	0.90 - 2.20	4.23 - 5.60
	2019	558,551,821	1.46 - 15.59	994,447,972	2.14	0.90 - 2.20	19.06 - 20.62
	2018	594,369,348	1.22 - 12.95	878,288,064	1.75	0.90 - 2.20	(9.22) - (8.02)
BHFTI MFS® Research	2022	10,944,745	16.69 - 24.85	214,797,307	1.82	0.89 - 2.35	(19.48) - (18.04)
International Sub-Account	2021	11,319,006	20.71 - 30.31	273,459,974	0.95	0.89 - 2.35	9.12 - 10.99
	2020	11,761,880	18.97 - 27.31	258,356,970	2.24	0.89 - 2.35	10.38 - 12.27
	2019	12,563,346	17.18 - 24.33	247,942,953	1.35	0.89 - 2.35	25.33 - 27.55
	2018	13,932,370	13.70 - 19.07	217,709,174	1.98	0.89 - 2.35	(16.01) - (14.57)
BHFTI Morgan Stanley	2022	7,070,223	4.03 - 37.76	186,519,623	—	0.89 - 2.30	(63.38) - (62.80)
Discovery Sub-Account	2021	4,613,702	10.90 - 101.52	328,336,298	—	0.89 - 2.30	(12.81) - (11.33)
	2020	5,321,944	12.36 - 114.50	431,483,601	—	0.89 - 2.30	147.36 - 151.52
	2019	7,926,586	4.94 - 45.52	257,885,194	—	0.89 - 2.30	36.94 - 39.23
	2018	9,448,933	3.57 - 32.70	222,695,855	—	0.89 - 2.30	7.63 - 9.43
BHFTI PanAgora Global	2022	1,263,100,791	1.01 - 11.29	1,384,477,864	16.67	0.90 - 2.35	(27.39) - (26.33)
Diversified Risk Sub-Account	2021	98,983,254	1.42 - 15.36	151,367,026	—	0.90 - 2.05	4.24 - 5.44
	2020	105,842,821	1.36 - 14.60	154,018,455	3.25	0.90 - 2.05	9.57 - 10.84
	2019	107,444,025	1.23 - 13.20	141,728,174	3.24	0.90 - 2.20	19.34 - 20.90
	2018	106,655,491	1.03 - 10.94	117,135,727	—	0.90 - 2.20	(9.61) - (8.42)
BHFTI PIMCO Inflation	2022	33,106,796	12.60 - 16.76	487,831,433	6.31	0.90 - 2.35	(13.92) - (12.67)
Protected Bond Sub-Account	2021	36,898,564	14.64 - 19.20	625,729,334	0.73	0.90 - 2.35	2.97 - 4.48
	2020	34,779,389	14.22 - 18.37	566,992,468	2.66	0.90 - 2.35	8.95 - 10.54
	2019	37,065,872	13.05 - 16.62	550,130,631	3.39	0.90 - 2.35	3.20 - 7.30
	2018	40,080,372	12.34 - 15.49	557,952,618	1.59	0.90 - 2.35	(4.69) - (3.29)
BHFTI PIMCO Total Return	2022	66,227,296	12.00 - 20.00	1,081,142,671	2.94	0.89 - 2.35	(16.54) - (15.10)
Sub-Account	2021	74,724,463	14.21 - 23.56	1,448,825,191	1.81	0.89 - 2.35	(3.68) - (2.01)
	2020	71,316,385	14.58 - 24.04	1,420,749,056	3.60	0.89 - 2.35	5.99 - 7.85
	2019	71,240,472	13.58 - 22.29	1,325,242,938	2.89	0.89 - 2.35	5.94 - 7.72
	2018	76,540,109	12.67 - 20.69	1,331,823,874	1.36	0.89 - 2.35	(2.56) - (0.86)
BHFTI Schroders Global	2022	428,195,207	1.19 - 13.63	572,762,928	1.40	0.90 - 2.35	(22.02) - (20.89)
Multi-Asset Sub-Account	2021	478,268,611	1.53 - 17.27	812,041,753	0.32	0.90 - 2.35	8.83 - 10.42
	2020	548,727,426	1.40 - 15.87	846,491,549	1.77	0.90 - 2.35	(0.27) - 1.19
	2019	601,907,932	1.41 - 15.69	921,743,626	1.47	0.90 - 2.35	18.67 - 20.40
	2018	679,440,347	1.19 - 13.04	867,708,307	1.69	0.90 - 2.35	(11.54) - (10.24)
BHFTI SSGA Emerging Markets	2022	577,274	8.89 - 9.11	5,224,898	2.37	1.15 - 1.80	(21.74) - (21.23)
Enhanced Index Sub-Account	2021	542,322	11.36 - 11.56	6,242,369	1.61	1.15 - 1.80	(1.48) - (0.84)
(Commenced 4/29/2019)	2020	187,675	11.54 - 11.66	2,181,864	2.32	1.15 - 1.75	12.65 - 13.33
	2019	84,800	10.25 - 10.28	871,325	—	1.30 - 1.65	2.53 - 2.78
BHFTI SSGA Growth and	2022	50,699,867	16.17 - 20.77	951,424,511	3.02	0.90 - 2.35	(17.34) - (16.13)
Income ETF Sub-Account	2021	55,003,158	19.56 - 24.76	1,237,577,156	1.77	0.90 - 2.35	10.75 - 12.36
	2020	60,080,602	17.66 - 22.04	1,209,902,902	2.66	0.90 - 2.35	7.27 - 8.84
	2019	64,832,638	16.47 - 20.25	1,205,892,186	2.32	0.90 - 2.35	16.83 - 18.54
	2018	70,665,371	14.09 - 17.08	1,115,176,743	2.32	0.90 - 2.35	(8.70) - (7.36)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI SSGA Growth ETF	2022	17,447,195	17.31 - 22.04	347,847,947	2.76	0.95 - 2.35	(17.82) - (16.67)
Sub-Account	2021	19,030,364	21.06 - 26.66	457,525,910	1.45	0.90 - 2.35	14.87 - 16.55
	2020	20,996,087	18.33 - 22.88	435,829,981	2.41	0.90 - 2.35	8.17 - 9.75
	2019	22,661,159	16.95 - 20.84	431,106,427	1.95	0.90 - 2.35	6.77 - 21.35
	2018	24,904,386	14.17 - 17.18	392,931,024	2.03	0.90 - 2.35	(10.88) - (9.57)
BHFTI T. Rowe Price Large	2022	6,904,494	62.84 - 254.25	738,505,527	1.65	0.89 - 2.35	(7.35) - (5.73)
Cap Value Sub-Account	2021	7,509,646	67.74 - 269.71	852,422,100	1.91	0.89 - 2.35	23.05 - 25.18
	2020	8,082,665	54.96 - 215.46	730,729,576	2.45	0.89 - 2.35	0.47 - 2.23
	2019	8,304,152	54.61 - 210.76	730,034,657	2.13	0.89 - 2.35	23.58 - 25.69
	2018	9,073,593	44.13 - 167.68	635,360,934	1.84	0.89 - 2.35	(11.28) - (9.76)
BHFTI T. Rowe Price Mid Cap	2022	14,955,417	25.06 - 32.23	445,631,115	—	1.15 - 2.35	(24.33) - (23.42)
Growth Sub-Account	2021	15,720,195	33.10 - 42.09	612,582,811	—	1.15 - 2.35	12.31 - 13.66
	2020	16,725,446	29.46 - 37.03	573,354,065	0.03	1.15 - 2.35	21.03 - 22.50
	2019	17,948,180	24.32 - 30.23	502,499,480	0.03	1.15 - 2.35	28.02 - 29.57
	2018	19,662,128	18.99 - 23.33	425,595,931	—	1.15 - 2.35	(4.48) - (1.94)
BHFTI TCW Core Fixed Income	2022	23,841	9.24 - 9.76	226,211	1.38	0.90 - 1.60	(15.73) - (15.14)
Sub-Account	2021	24,262	10.97 - 11.50	271,566	1.33	0.90 - 1.60	(2.91) - (2.23)
	2020	30,287	11.30 - 11.76	348,529	2.52	0.90 - 1.60	7.40 - 8.16
	2019	26,085	10.52 - 10.87	278,387	3.40	0.90 - 1.60	6.67 - 7.42
	2018	30,719	9.86 - 10.12	305,946	2.30	0.90 - 1.60	(1.53) - (0.83)
BHFTI Victory Sycamore Mid	2022	3,714,363	3.05 - 71.46	225,427,592	1.64	0.90 - 2.35	(4.96) - (3.57)
Cap Value Sub-Account	2021	4,100,963	3.16 - 74.11	259,355,613	1.11	0.90 - 2.35	28.74 - 30.62
	2020	4,809,085	2.42 - 56.74	234,991,906	1.43	0.90 - 2.35	5.13 - 6.67
	2019	4,898,181	2.27 - 53.19	226,484,316	1.08	0.90 - 2.35	25.99 - 27.83
	2018	5,527,899	1.78 - 41.61	201,225,901	0.57	0.90 - 2.35	(12.25) - (10.96)
BHFTI Western Asset	2022	37,320,409	8.98 - 10.46	369,007,537	2.26	0.90 - 2.20	(16.53) - (15.44)
Management Government	2021	41,506,542	10.59 - 12.37	487,800,712	2.12	0.90 - 2.35	(4.25) - (2.85)
Income Sub-Account	2020	46,000,498	11.06 - 12.73	558,892,995	2.38	0.90 - 2.35	5.17 - 6.71
	2019	44,155,510	10.52 - 11.93	505,216,508	2.76	0.90 - 2.35	5.00 - 6.53
	2018	47,610,656	10.02 - 11.20	513,955,358	2.79	0.90 - 2.35	(2.40) - (0.97)
BHFTII Baillie Gifford	2022	15,375,249	5.32 - 18.09	180,191,475	0.85	1.10 - 2.25	(30.40) - (29.59)
International Stock	2021	14,365,106	7.56 - 25.69	240,011,799	0.73	1.10 - 2.25	(3.20) - (2.08)
Sub-Account	2020	14,780,553	7.72 - 26.24	252,669,174	1.85	1.10 - 2.25	23.44 - 24.88
	2019	16,290,773	6.19 - 21.01	223,852,473	1.08	1.10 - 2.25	10.25 - 30.98
	2018	18,628,820	4.72 - 16.05	196,377,713	0.92	1.10 - 2.25	(19.05) - (18.10)
BHFTII BlackRock Bond	2022	2,595,264	42.26 - 78.09	149,974,197	2.71	0.89 - 2.30	(16.22) - (14.90)
Income Sub-Account	2021	2,608,661	50.44 - 91.76	178,315,759	2.52	0.89 - 2.30	(2.86) - (1.32)
	2020	1,886,172	51.93 - 92.99	131,130,209	3.24	0.89 - 2.30	5.97 - 7.63
	2019	1,471,276	49.00 - 86.39	94,609,213	3.53	0.89 - 2.30	7.17 - 8.85
	2018	1,262,721	45.72 - 79.37	74,443,334	3.17	0.89 - 2.30	(2.79) - 0.93
BHFTII BlackRock Capital	2022	63,645,095	1.24 - 100.73	94,163,145	—	0.89 - 2.15	(38.94) - (38.16)
Appreciation Sub-Account	2021	51,526,171	2.02 - 162.90	130,815,677	—	0.89 - 2.30	18.45 - 20.13
	2020	41,183,273	1.70 - 135.60	93,250,965	—	0.89 - 2.30	37.46 - 39.42
	2019	28,653,659	1.24 - 97.26	52,690,823	0.09	0.89 - 2.30	29.83 - 31.67
	2018	12,135,301	0.95 - 73.87	26,500,659	0.09	0.89 - 2.30	(4.75) - 1.51

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII BlackRock	2022	33,590,162	2.23 - 25.10	323,376,259	—	0.90 - 2.35	(1.16) - 0.34
Ultra-Short Term Bond	2021	31,555,641	2.23 - 25.03	312,107,532	0.08	0.90 - 2.35	(2.76) - (1.27)
Sub-Account	2020	33,467,066	2.27 - 25.37	333,755,587	1.67	0.90 - 2.35	(2.14) - (0.65)
	2019	27,409,436	2.29 - 25.55	281,759,907	1.52	0.90 - 2.35	(0.49) - 1.02
	2018	28,914,668	2.28 - 25.31	290,964,126	0.76	0.90 - 2.35	(0.82) - 0.70
BHFTII Brighthouse Asset	2022	7,608,251	12.95 - 16.73	113,272,457	3.12	0.90 - 2.35	(14.71) - (13.47)
Allocation 20 Sub-Account	2021	8,678,852	15.18 - 19.34	150,511,209	2.96	0.90 - 2.35	1.28 - 2.76
	2020	10,127,737	14.99 - 18.82	171,713,251	2.76	0.90 - 2.35	6.97 - 8.53
	2019	8,213,048	14.01 - 17.34	129,092,090	2.10	0.90 - 2.35	9.14 - 10.74
	2018	7,342,533	13.11 - 15.66	104,881,125	2.15	0.90 - 2.20	(4.74) - (3.49)
BHFTII Brighthouse Asset	2022	129,655,296	14.67 - 19.09	2,207,873,560	2.58	0.90 - 2.35	(15.83) - (14.61)
Allocation 40 Sub-Account	2021	145,527,897	17.43 - 22.36	2,921,516,876	2.66	0.90 - 2.35	4.93 - 6.46
	2020	163,246,967	16.61 - 21.00	3,099,064,028	2.68	0.90 - 2.35	8.45 - 10.04
	2019	180,564,815	15.32 - 19.09	3,134,940,152	2.17	0.90 - 2.35	12.91 - 14.56
	2018	202,906,702	13.57 - 16.83	3,095,758,853	1.99	0.90 - 2.35	(6.63) - (5.26)
BHFTII Brighthouse Asset	2022	223,154,664	17.33 - 26.06	4,408,581,705	2.13	0.90 - 2.35	(17.29) - (16.09)
Allocation 60 Sub-Account	2021	245,733,297	20.94 - 31.15	5,822,125,979	2.11	0.90 - 2.35	8.33 - 9.91
	2020	269,814,130	19.31 - 28.43	5,852,675,428	2.19	0.90 - 2.35	11.20 - 12.83
	2019	296,937,812	17.35 - 25.27	5,744,541,741	1.94	0.90 - 2.35	16.65 - 18.35
	2018	329,067,375	14.86 - 21.42	5,413,952,175	1.64	0.90 - 2.35	(8.32) - (6.97)
BHFTII Brighthouse Asset	2022	190,799,041	18.91 - 29.49	4,108,049,243	1.78	0.90 - 2.35	(19.87) - (18.70)
Allocation 80 Sub-Account	2021	209,845,016	23.58 - 36.38	5,594,579,568	1.66	0.90 - 2.35	12.05 - 13.68
	2020	234,189,066	21.02 - 32.10	5,531,534,653	1.81	0.90 - 2.35	13.88 - 15.55
	2019	260,378,401	18.44 - 27.86	5,359,706,005	1.75	0.90 - 2.35	20.85 - 22.62
	2018	289,237,581	15.24 - 22.79	4,888,889,937	1.31	0.90 - 2.35	(10.26) - (8.94)
BHFTII Brighthouse/Artisan	2022	4,633,071	25.00 - 82.30	140,207,603	0.72	0.89 - 2.35	(14.86) - (13.39)
Mid Cap Value Sub-Account	2021	5,199,238	29.36 - 95.03	183,258,200	0.77	0.89 - 2.35	23.65 - 25.78
	2020	6,085,252	23.74 - 75.55	170,862,438	0.75	0.89 - 2.35	3.51 - 5.30
	2019	6,386,727	22.94 - 71.75	172,066,907	0.53	0.89 - 2.35	20.57 - 22.65
	2018	6,972,807	19.02 - 58.50	154,625,972	0.39	0.89 - 2.35	(15.44) - (11.05)
BHFTII	2022	2,120,905	21.94 - 26.75	51,716,567	2.36	0.90 - 2.30	(19.57) - (18.44)
Brighthouse/Dimensional	2021	2,194,308	27.28 - 32.80	66,032,452	1.52	0.90 - 2.30	11.27 - 12.84
International Small Company	2020	2,502,329	24.51 - 29.07	67,120,202	2.47	0.90 - 2.30	6.31 - 7.81
Sub-Account	2019	2,634,686	23.06 - 26.96	65,932,849	1.03	0.90 - 2.30	7.88 - 21.93
	2018	2,801,946	19.18 - 22.11	57,864,977	2.51	0.90 - 2.30	(22.38) - (21.28)
BHFTII	2022	13,176,780	11.08 - 120.74	666,624,979	1.33	0.89 - 2.35	(7.50) - (5.92)
Brighthouse/Wellington Core	2021	15,460,997	11.81 - 128.34	837,767,040	1.31	0.89 - 2.35	21.23 - 23.33
Equity Opportunities	2020	17,572,809	9.61 - 104.06	776,617,058	1.50	0.89 - 2.35	8.39 - 10.28
Sub-Account	2019	19,143,595	26.20 - 94.36	769,677,407	1.52	0.89 - 2.35	27.73 - 29.78
	2018	22,089,432	6.76 - 72.71	689,411,811	1.67	0.89 - 2.35	(2.58) - 2.35
BHFTII Frontier Mid Cap	2022	2,010,218	26.60 - 118.15	62,581,333	—	1.15 - 2.35	(30.00) - (29.15)
Growth Sub-Account	2021	2,027,494	38.00 - 166.77	89,343,658	—	1.15 - 2.35	11.73 - 13.07
	2020	2,211,436	34.01 - 147.48	85,697,376	—	1.15 - 2.35	28.33 - 29.88
	2019	2,377,524	26.50 - 113.55	71,039,365	—	1.15 - 2.35	29.75 - 31.32
	2018	2,592,967	20.42 - 86.47	59,173,615	—	1.15 - 2.35	(8.10) - (3.60)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Jennison Growth	2022	12,167,953	8.61 - 44.45	464,857,478	—	0.90 - 2.35	(40.44) - (39.57)
Sub-Account	2021	11,869,984	14.29 - 73.56	751,957,716	—	0.90 - 2.35	14.20 - 15.86
	2020	13,061,268	12.37 - 63.48	716,346,217	0.01	0.90 - 2.35	52.74 - 55.00
	2019	15,069,529	8.00 - 40.97	536,292,750	0.21	0.90 - 2.35	29.42 - 31.31
	2018	16,632,803	6.11 - 31.20	453,769,065	0.12	0.90 - 2.35	(2.22) - (0.79)
BHFTII Loomis Sayles Small	2022	129,906	67.00 - 94.52	10,221,841	—	1.10 - 2.30	(17.20) - (16.20)
Cap Core Sub-Account	2021	148,128	80.91 - 112.80	13,996,448	—	1.10 - 2.30	18.88 - 20.31
	2020	182,802	68.07 - 93.76	14,461,467	—	1.10 - 2.30	9.24 - 10.56
	2019	189,127	62.31 - 84.80	13,626,406	—	1.10 - 2.30	22.38 - 23.86
	2018	208,357	50.91 - 68.47	12,183,847	—	1.10 - 2.30	(13.33) - (12.27)
BHFTII Loomis Sayles Small	2022	10,228	29.57 - 33.67	313,625	—	0.90 - 1.50	(24.24) - (23.79)
Cap Growth Sub-Account	2021	10,512	39.03 - 44.19	424,609	—	0.90 - 1.50	8.11 - 8.76
	2020	11,059	36.10 - 40.63	412,523	—	0.90 - 1.50	32.04 - 32.84
	2019	8,434	27.34 - 30.58	239,196	—	0.90 - 1.50	24.63 - 25.38
	2018	12,889	21.94 - 24.39	299,873	—	0.90 - 1.50	(1.22) - (0.62)
BHFTII MetLife Aggregate	2022	19,695,655	1.69 - 18.68	278,086,659	2.51	0.89 - 2.35	(15.34) - (13.86)
Bond Index Sub-Account	2021	20,932,702	1.97 - 21.69	344,466,573	2.33	0.89 - 2.35	(4.53) - (2.80)
	2020	20,875,366	2.04 - 22.31	355,911,421	2.68	0.89 - 2.35	4.40 - 6.26
	2019	19,628,737	1.93 - 21.00	312,536,476	2.94	0.89 - 2.35	5.83 - 7.67
	2018	20,516,851	1.80 - 19.50	294,247,365	2.82	0.89 - 2.25	(2.72) - (1.06)
BHFTII MetLife Mid Cap	2022	3,773,314	4.80 - 53.11	160,076,137	0.88	0.89 - 2.35	(15.51) - (14.02)
Stock Index Sub-Account	2021	4,085,141	5.60 - 61.78	202,560,567	0.90	0.89 - 2.35	21.13 - 23.30
	2020	4,489,238	4.56 - 50.11	180,519,009	1.27	0.89 - 2.35	10.43 - 12.39
	2019	4,540,665	4.07 - 44.58	162,973,154	1.17	0.89 - 2.35	22.62 - 24.83
	2018	4,807,176	3.28 - 35.71	136,815,747	1.05	0.89 - 2.35	(13.63) - (11.95)
BHFTII MetLife MSCI EAFE®	2022	9,496,631	1.81 - 20.26	143,375,190	3.49	0.89 - 2.25	(16.56) - (15.23)
Index Sub-Account	2021	9,850,588	2.14 - 23.91	176,716,852	1.54	0.89 - 2.25	7.90 - 9.74
	2020	10,415,948	1.96 - 21.78	170,214,542	2.55	0.89 - 2.25	5.12 - 6.89
	2019	7,920,621	1.84 - 20.38	119,450,654	2.49	0.89 - 2.25	18.87 - 20.85
	2018	8,638,406	1.53 - 16.86	104,406,755	2.81	0.89 - 2.25	(16.05) - (14.68)
BHFTII MetLife Russell 2000®	2022	4,249,980	4.17 - 47.29	155,872,032	0.80	0.89 - 2.35	(22.31) - (20.94)
Index Sub-Account	2021	4,303,776	5.30 - 59.82	201,031,455	0.81	0.89 - 2.35	11.54 - 13.51
	2020	4,500,750	4.68 - 52.70	185,343,457	1.18	0.89 - 2.35	16.48 - 18.56
	2019	4,658,624	3.97 - 44.45	162,234,535	0.94	0.89 - 2.35	22.29 - 24.51
	2018	4,827,070	3.20 - 35.70	134,269,548	0.88	0.89 - 2.35	(13.28) - (11.76)
BHFTII MetLife Stock Index	2022	17,356,146	13.54 - 154.35	688,709,380	1.09	0.89 - 2.35	(20.40) - (19.02)
Sub-Account	2021	18,245,389	16.78 - 190.61	906,706,242	1.38	0.89 - 2.90	24.57 - 27.22
	2020	19,092,398	13.24 - 149.82	753,554,421	1.71	0.89 - 2.90	14.61 - 17.05
	2019	19,891,745	11.35 - 128.00	676,951,950	1.97	0.89 - 2.90	27.29 - 29.99
	2018	21,350,722	8.76 - 98.47	561,844,816	1.62	0.89 - 2.90	(7.43) - (2.52)
BHFTII MFS® Total Return	2022	343,791	63.32 - 112.50	28,664,634	1.64	0.89 - 2.30	(11.87) - (10.43)
Sub-Account	2021	387,652	71.85 - 125.60	36,353,702	1.73	0.89 - 2.30	11.40 - 13.20
	2020	429,499	64.50 - 110.95	35,917,712	2.27	0.89 - 2.30	7.04 - 8.79
	2019	481,703	60.25 - 101.99	37,334,056	2.21	0.89 - 2.30	17.40 - 19.30
	2018	547,628	51.32 - 85.49	35,831,790	2.15	0.89 - 2.30	(7.92) - (6.41)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MFS® Value	2022	7,772,677	20.64 - 46.15	308,076,968	1.51	0.89 - 2.35	(8.39) - (6.81)
Sub-Account	2021	8,665,455	22.51 - 49.65	371,552,279	1.39	0.89 - 2.35	22.39 - 24.43
	2020	9,079,995	18.38 - 39.99	315,089,588	1.80	0.89 - 2.35	1.24 - 3.04
	2019	8,738,762	18.13 - 38.93	295,741,854	1.74	0.89 - 2.35	26.83 - 28.98
	2018	9,345,345	14.28 - 30.25	247,115,760	1.31	0.89 - 2.35	(12.34) - (10.85)
BHFTII Neuberger Berman	2022	3,275,446	29.51 - 51.20	119,731,332	—	0.89 - 2.35	(21.19) - (19.87)
Genesis Sub-Account	2021	3,469,556	37.45 - 63.89	159,623,557	0.01	0.89 - 2.35	15.37 - 17.37
	2020	3,812,440	32.46 - 54.44	150,890,704	0.01	0.89 - 2.35	21.85 - 24.00
	2019	4,057,757	26.64 - 43.90	130,962,055	0.02	0.89 - 2.35	26.40 - 28.53
	2018	4,313,161	21.08 - 34.16	109,306,453	0.12	0.89 - 2.35	(9.16) - (7.54)
BHFTII T. Rowe Price Large	2022	18,116,598	13.36 - 95.46	326,223,693	—	0.89 - 2.35	(42.04) - (40.99)
Cap Growth Sub-Account	2021	16,400,063	23.05 - 163.32	508,789,110	—	0.89 - 2.35	17.17 - 19.16
	2020	16,710,675	19.66 - 138.21	442,547,408	0.02	0.89 - 2.35	33.46 - 35.74
	2019	17,675,457	14.64 - 102.68	348,694,167	0.19	0.89 - 2.35	27.56 - 29.83
	2018	16,833,803	11.33 - 79.82	259,939,693	0.21	0.89 - 2.35	(3.46) - (1.82)
BHFTII T. Rowe Price Small	2022	207,360	42.44 - 66.90	11,028,898	0.11	0.89 - 2.15	(23.99) - (22.84)
Cap Growth Sub-Account	2021	230,249	55.84 - 86.70	15,853,596	0.02	0.89 - 2.15	8.99 - 10.68
	2020	256,572	51.23 - 78.34	16,015,237	0.09	0.89 - 2.15	21.40 - 23.23
	2019	292,768	42.20 - 63.57	14,900,772	0.02	0.89 - 2.15	30.01 - 31.98
	2018	312,692	32.46 - 48.17	12,116,876	0.05	0.89 - 2.15	(8.78) - (7.38)
BHFTII VanEck Global	2022	3,850,126	13.07 - 15.16	54,975,149	2.40	1.10 - 2.15	5.69 - 6.80
Natural Resources	2021	5,111,331	12.36 - 14.20	68,597,066	0.99	1.10 - 2.15	15.99 - 17.21
Sub-Account	2020	6,415,136	10.66 - 12.11	73,755,840	1.22	1.10 - 2.15	18.59 - 19.85
	2019	7,390,509	8.99 - 10.11	71,212,820	0.35	1.10 - 2.15	9.96 - 11.12
	2018	6,884,892	8.17 - 9.10	59,956,248	—	1.10 - 2.15	(30.38) - (29.64)
BHFTII Western Asset	2022	23,930,395	3.49 - 38.00	756,012,753	5.91	0.89 - 2.35	(18.86) - (17.39)
Management Strategic Bond	2021	26,056,787	4.24 - 46.00	1,004,049,239	3.66	0.89 - 2.35	0.23 - 1.91
Opportunities Sub-Account	2020	25,437,861	4.17 - 45.14	969,052,660	5.81	0.89 - 2.35	4.13 - 5.97
	2019	26,453,474	3.95 - 42.60	958,728,263	4.82	0.89 - 2.35	11.58 - 13.47
	2018	29,089,667	24.90 - 37.54	937,917,920	5.30	0.89 - 2.35	(6.27) - (4.65)
BHFTII Western Asset	2022	11,809,417	9.52 - 19.15	194,998,591	2.06	0.90 - 2.35	(11.27) - (9.98)
Management U.S. Government	2021	13,541,672	14.34 - 21.27	249,686,653	2.42	0.90 - 2.35	(4.05) - (2.65)
Sub-Account	2020	12,897,547	14.95 - 21.85	244,874,773	2.80	0.90 - 2.35	2.47 - 3.97
	2019	12,288,527	14.59 - 21.02	225,818,066	2.52	0.90 - 2.35	3.32 - 4.83
	2018	12,864,119	14.12 - 20.05	226,871,420	2.06	0.90 - 2.35	(1.65) - (0.21)
BlackRock Global Allocation	2022	1,365,643	22.95 - 27.79	35,136,456	—	0.90 - 1.90	(17.65) - (16.82)
V.I. Sub-Account	2021	1,247,454	27.87 - 33.41	38,718,871	0.87	0.90 - 1.90	4.41 - 5.46
	2020	928,612	26.69 - 31.68	27,407,903	1.55	0.90 - 1.90	18.43 - 19.62
	2019	636,532	22.54 - 26.48	15,778,245	1.65	0.90 - 1.90	15.54 - 16.70
	2018	327,579	19.51 - 22.69	6,984,006	1.44	0.90 - 1.90	(9.05) - (7.53)
Delaware Ivy VIP Asset	2022	10,911	18.21 - 20.91	216,020	1.55	1.10 - 1.60	(16.09) - (15.67)
Strategy Sub-Account	2021	11,394	21.70 - 24.80	267,241	1.73	1.10 - 1.60	8.69 - 9.23
	2020	9,586	21.29 - 22.70	210,508	1.76	1.10 - 1.35	12.35 - 12.63
	2019	15,461	17.82 - 20.15	302,322	2.05	1.10 - 1.60	19.85 - 20.45
	2018	16,591	14.87 - 16.73	269,339	1.73	1.10 - 1.60	(6.95) - (6.48)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
DWS CROCI® International	2022	881,379	7.54 - 9.06	7,981,955	3.25	0.89 - 1.40	(14.39) - (13.96)
VIP Sub-Account	2021	936,930	8.76 - 10.58	9,906,904	2.47	0.89 - 1.40	7.72 - 8.27
	2020	1,016,857	8.09 - 9.82	9,977,640	3.50	0.89 - 1.40	1.18 - 1.70
	2019	1,122,507	7.95 - 9.70	10,880,644	3.04	0.89 - 1.40	20.08 - 20.69
	2018	1,189,127	6.59 - 8.07	9,594,320	1.06	0.89 - 1.40	(15.59) - (15.16)
Federated Hermes High	2022	168	12.04	2,026	5.53	1.40	(13.00)
Income Bond Fund II	2021	168	13.85	2,329	4.84	1.40	3.39
Sub-Account	2020	168	13.39	2,252	5.85	1.40	4.12
	2019	168	12.86	2,163	6.03	1.40	12.95
	2018	168	11.39	1,915	7.96	1.40	(4.64)
Federated Hermes Kaufman	2022	5,204	13.51	70,303	—	1.40	(31.06)
Fund II Sub-Account	2021	5,204	19.60	101,981	—	1.40	1.08
	2020	5,211	19.39	101,018	—	1.40	27.00
	2019	5,211	15.26	79,542	—	1.40	31.96
	2018	5,211	11.57	60,276	—	1.40	2.39
Fidelity® VIP Asset	2022	2,451,368	19.71 - 21.71	48,783,766	1.99	0.89 - 1.40	(16.12) - (15.69)
Manager Sub-Account	2021	2,697,442	23.50 - 25.75	63,964,042	1.57	0.89 - 1.40	8.39 - 8.95
	2020	2,966,036	21.68 - 23.63	64,858,456	1.49	0.89 - 1.40	13.27 - 13.85
	2019	3,194,131	19.14 - 20.76	61,629,331	1.71	0.89 - 1.40	16.61 - 17.20
	2018	3,584,269	16.41 - 17.71	59,276,315	1.62	0.89 - 1.40	(6.67) - (6.19)
Fidelity® VIP Contrafund®	2022	11,850,716	10.89 - 131.57	506,654,734	0.40	0.89 - 2.25	(28.02) - (26.96)
Sub-Account	2021	12,794,358	15.04 - 180.43	740,781,263	0.05	0.89 - 2.25	24.87 - 26.70
	2020	14,707,492	11.97 - 142.63	663,261,038	0.17	0.89 - 2.25	27.52 - 29.41
	2019	16,768,389	9.33 - 110.40	595,706,150	0.36	0.89 - 2.25	28.53 - 30.41
	2018	18,483,447	7.22 - 84.79	516,822,732	0.60	0.89 - 2.25	(8.58) - (7.21)
Fidelity® VIP	2022	120,920	31.65	3,826,637	1.85	1.40	(6.28)
Equity-Income Sub-Account	2021	131,063	33.77	4,425,387	1.86	1.40	23.16
	2020	146,065	27.42	4,004,556	1.81	1.40	5.21
	2019	162,042	26.06	4,222,728	1.96	1.40	25.67
	2018	188,322	20.74	3,905,060	2.21	1.40	(9.57)
Fidelity® VIP FundsManager	2022	152,528,802	16.02 - 16.43	2,472,574,350	1.86	1.90 - 2.05	(15.68) - (15.55)
50% Sub-Account	2021	181,831,307	19.00 - 19.46	3,493,434,808	1.11	1.90 - 2.05	7.79 - 7.95
	2020	200,648,619	17.63 - 18.03	3,574,480,341	1.12	1.90 - 2.05	11.66 - 11.83
	2019	228,385,067	15.79 - 16.12	3,641,358,822	1.60	1.90 - 2.05	15.50 - 15.67
	2018	275,172,032	13.67 - 13.93	3,795,963,053	1.34	1.90 - 2.05	(7.14) - (7.00)
Fidelity® VIP FundsManager	2022	98,646,802	16.09 - 16.47	1,603,124,060	1.70	1.90 - 2.05	(16.78) - (16.66)
60% Sub-Account	2021	113,961,976	19.34 - 19.76	2,224,305,389	1.10	1.90 - 2.05	10.06 - 10.23
	2020	124,432,187	17.57 - 17.93	2,205,226,749	1.05	1.90 - 2.05	12.78 - 12.95
	2019	137,434,051	15.58 - 15.87	2,158,471,132	1.47	1.90 - 2.05	18.04 - 18.22
	2018	161,436,447	13.20 - 13.42	2,146,738,120	1.16	1.90 - 2.05	(8.35) - (8.21)
Fidelity® VIP Government	2022	2,276,030	6.61 - 7.64	15,322,110	1.45	0.89 - 1.40	0.03 - 0.54
Money Market Sub-Account	2021	2,216,587	6.61 - 7.60	14,912,556	0.01	0.89 - 1.40	(1.38) - (0.88)
	2020	2,315,865	6.70 - 7.66	15,788,668	0.31	0.89 - 1.40	(1.08) - (0.57)
	2019	2,360,205	6.78 - 7.71	16,263,289	2.00	0.89 - 1.40	0.60 - 1.11
	2018	2,554,414	6.74 - 7.62	17,486,552	1.64	0.89 - 1.40	0.23 - 0.75

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP Growth	2022	3,553,842	51.70 - 56.75	186,081,024	0.62	0.89 - 1.40	(25.51) - (25.12)
Sub-Account	2021	3,917,239	69.40 - 75.80	275,192,786	—	0.89 - 1.40	21.50 - 22.12
	2020	4,330,286	57.12 - 62.07	250,231,284	0.07	0.89 - 1.40	41.89 - 42.62
	2019	4,727,832	40.25 - 43.52	192,447,150	0.26	0.89 - 1.40	32.45 - 33.12
	2018	5,216,221	30.39 - 32.69	160,226,256	0.24	0.89 - 1.40	(1.56) - (1.06)
Fidelity® VIP Index 500	2022	1,227,591	48.16 - 53.53	59,888,938	1.44	0.89 - 1.40	(19.35) - (18.94)
Sub-Account	2021	1,339,136	59.71 - 66.03	80,960,734	1.25	0.89 - 1.40	26.79 - 27.44
	2020	1,456,239	47.09 - 51.82	69,401,996	1.74	0.89 - 1.40	16.59 - 17.19
	2019	1,603,022	40.39 - 44.22	65,492,854	1.94	0.89 - 1.40	29.52 - 30.19
	2018	1,773,192	31.52 - 33.96	55,902,972	1.82	0.89 - 1.35	(5.78) - (5.34)
Fidelity® VIP Mid Cap	2022	3,232,095	82.71 - 103.91	302,012,222	0.26	0.95 - 1.90	(16.57) - (15.77)
Sub-Account	2021	3,654,675	99.13 - 123.37	407,375,350	0.34	0.95 - 1.90	22.95 - 24.12
	2020	4,546,934	80.63 - 99.39	410,629,430	0.40	0.95 - 1.90	15.64 - 16.75
	2019	4,886,437	69.72 - 85.13	380,021,877	0.67	0.95 - 1.90	20.85 - 22.01
	2018	5,255,869	57.69 - 69.78	336,722,689	0.40	0.95 - 1.90	(16.39) - (15.58)
Fidelity® VIP Overseas	2022	215,022	15.00 - 17.00	3,386,367	1.03	1.15 - 1.40	(25.53) - (25.35)
Sub-Account	2021	243,505	20.09 - 22.79	5,140,484	0.53	1.15 - 1.40	18.04 - 18.33
	2020	254,641	16.98 - 19.28	4,536,930	0.45	1.15 - 1.40	14.00 - 14.29
	2019	265,333	14.85 - 16.89	4,148,762	1.70	1.15 - 1.40	25.99 - 26.31
	2018	290,819	11.76 - 13.38	3,608,965	1.54	1.15 - 1.40	(16.00) - (15.79)
FTVIPT Franklin Income VIP	2022	2,262,510	59.56 - 92.58	180,921,918	4.85	0.95 - 2.25	(7.57) - (6.37)
Sub-Account	2021	2,587,978	64.44 - 98.88	221,874,517	4.68	0.95 - 2.25	14.16 - 15.65
	2020	2,906,498	56.45 - 85.49	216,756,722	5.79	0.95 - 2.25	(1.55) - (0.26)
	2019	2,999,443	57.34 - 85.72	225,606,636	5.37	0.95 - 2.25	13.48 - 14.96
	2018	3,323,429	50.53 - 74.56	218,572,330	4.83	0.95 - 2.25	(6.45) - (5.21)
FTVIPT Franklin Mutual	2022	2,190,523	32.90 - 42.18	82,278,465	1.79	0.95 - 1.90	(9.17) - (8.30)
Shares VIP Sub-Account	2021	2,534,794	36.22 - 46.00	104,245,566	2.78	0.95 - 1.90	16.93 - 18.04
	2020	3,029,248	30.98 - 38.97	106,118,890	2.91	0.95 - 1.90	(6.84) - (5.94)
	2019	2,999,205	33.25 - 41.44	112,291,753	1.79	0.95 - 1.90	20.27 - 21.41
	2018	3,418,001	27.65 - 34.13	105,943,384	2.34	0.95 - 1.90	(10.79) - (9.93)
FTVIPT Franklin Small Cap	2022	3,844,580	2.30 - 52.43	89,221,314	0.99	0.95 - 1.80	(11.67) - (10.91)
Value VIP Sub-Account	2021	4,532,108	2.58 - 59.06	117,103,523	1.00	0.95 - 1.80	23.13 - 24.18
	2020	5,840,425	2.08 - 47.73	119,743,223	1.52	0.95 - 1.80	3.31 - 4.19
	2019	5,964,676	18.03 - 45.97	116,737,127	1.06	0.95 - 1.80	24.09 - 25.15
	2018	6,690,072	1.59 - 36.86	104,045,294	0.89	0.95 - 1.80	(14.44) - (13.70)
FTVIPT Templeton Foreign	2022	1,735,226	13.43 - 30.84	51,151,644	3.06	1.55 - 2.30	(9.70) - (9.02)
VIP Sub-Account	2021	1,949,285	14.78 - 33.95	63,279,379	1.82	1.55 - 2.30	1.79 - 2.56
	2020	2,090,723	14.42 - 33.16	66,331,113	3.40	1.55 - 2.30	(3.41) - (2.68)
	2019	1,989,221	14.43 - 34.12	64,988,370	1.72	1.55 - 2.30	9.97 - 10.80
	2018	1,992,730	13.05 - 30.84	58,848,718	2.63	1.55 - 2.30	(17.38) - (16.75)
FTVIPT Templeton Global	2022	8,783,467	14.18 - 17.39	138,197,567	—	0.95 - 1.80	(6.64) - (5.85)
Bond VIP Sub-Account	2021	10,239,271	15.19 - 18.47	171,855,392	—	0.95 - 1.80	(6.69) - (5.89)
	2020	9,656,247	16.28 - 19.62	173,071,451	8.23	0.95 - 1.80	(6.98) - (6.18)
	2019	9,652,416	17.50 - 20.91	185,378,619	7.08	0.95 - 1.80	0.19 - 1.05
	2018	10,293,632	17.46 - 20.70	196,643,947	—	0.95 - 1.80	0.11 - 0.97

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Invesco V.I. American	2022	227	13.98	3,171	—	1.40	(32.07)
Franchise Sub-Account	2021	227	20.58	4,668	—	1.40	10.37
	2020	227	18.65	4,236	0.07	1.40	40.37
	2019	227	13.28	3,018	—	1.40	34.86
	2018	227	9.85	2,238	—	1.40	(4.97)
Invesco V.I. Core Equity	2022	7,674	9.49	72,815	0.91	1.40	(21.65)
Sub-Account	2021	9,328	12.11	112,964	0.58	1.40	25.96
	2020	11,664	9.61	112,133	1.30	1.40	12.26
	2019	15,110	8.56	129,391	0.94	1.40	27.17
	2018	16,354	6.73	110,127	0.90	1.40	(10.66)
Invesco V.I. Equity and	2022	16,217,277	9.60 - 34.83	516,563,053	1.41	0.95 - 1.90	(9.45) - (8.58)
Income Sub-Account	2021	18,155,062	10.53 - 38.10	635,723,241	1.61	0.95 - 1.90	16.12 - 17.23
	2020	20,319,777	9.00 - 32.50	610,260,400	2.23	0.95 - 1.90	7.58 - 8.61
	2019	21,646,824	8.30 - 29.92	601,877,078	2.28	0.95 - 1.90	17.75 - 18.87
	2018	23,855,831	6.99 - 25.17	560,935,776	1.97	0.95 - 1.90	(11.44) - (10.59)
Invesco V.I. EQV	2022	4,859,575	10.45 - 40.02	170,964,629	1.42	0.95 - 1.80	(19.96) - (19.27)
International Equity	2021	5,145,654	12.98 - 49.57	225,296,020	1.04	0.95 - 1.80	3.72 - 4.61
Sub-Account	2020	5,646,167	12.43 - 47.39	237,626,413	2.14	0.95 - 1.80	11.71 - 12.66
	2019	6,222,306	11.06 - 42.06	233,711,133	1.26	0.95 - 1.80	25.95 - 27.03
	2018	7,312,222	8.72 - 33.11	217,298,662	1.81	0.95 - 1.80	(16.73) - (16.01)
Invesco V.I. Main Street	2022	1,723,439	28.36 - 49.74	78,093,320	0.25	0.95 - 1.80	(17.54) - (16.84)
Small Cap® Sub-Account	2021	1,916,039	34.17 - 59.80	104,925,586	0.17	0.95 - 1.80	20.08 - 21.11
	2020	2,356,871	28.27 - 49.38	107,042,693	0.37	0.95 - 1.80	17.50 - 18.50
	2019	2,554,137	23.91 - 41.67	98,399,913	—	0.95 - 1.80	23.88 - 24.94
	2018	2,862,403	19.17 - 33.35	88,702,351	0.06	0.95 - 1.80	(12.14) - (11.39)
Invesco V.I. Main Street®	2022	986	13.51	13,319	1.52	1.40	(21.24)
Sub-Account	2021	1,381	17.15	23,683	0.71	1.40	25.80
	2020	1,395	13.63	19,021	1.52	1.40	12.35
	2019	1,395	12.13	16,930	1.06	1.40	30.25
	2018	1,395	9.32	12,998	1.18	1.40	(9.17)
Invesco V.I. U.S. Government	2022	283	5.12	1,451	1.11	1.40	(0.14)
Money Sub-Account	2021	503	5.13	2,581	—	1.40	(1.38)
	2020	529	5.20	2,749	0.22	1.40	(1.18)
	2019	560	5.26	2,945	1.70	1.40	0.29
	2018	585	5.25	3,069	1.34	1.40	(0.06)
Janus Henderson Global Sustainable Equity Sub-Account (Commenced 4/29/2022)	2022	48,438	0.91	43,900	0.80	1.30	(8.12)
LMPVET ClearBridge Variable	2022	7,999,525	17.62 - 111.43	381,916,744	0.96	0.95 - 2.30	(14.43) - (13.27)
Appreciation Sub-Account	2021	8,358,989	20.53 - 128.49	502,761,481	0.56	0.95 - 2.30	20.85 - 22.49
	2020	8,163,078	11.21 - 104.90	457,022,773	1.03	0.95 - 2.30	0.00 - 13.69
	2019	7,974,959	15.07 - 92.27	440,731,484	1.32	0.95 - 2.30	26.91 - 28.64
	2018	8,114,870	11.85 - 71.73	393,172,143	1.22	0.95 - 2.30	(3.99) - (2.68)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2022	5,413,777	23.67 - 42.61	208,371,756	1.20	0.95 - 2.30	(10.19) - (9.10)
Dividend Strategy	2021	6,031,677	26.35 - 46.88	256,460,367	1.34	0.95 - 2.30	23.92 - 25.42
Sub-Account	2020	6,697,768	21.26 - 37.38	228,380,228	1.32	0.95 - 2.30	5.22 - 6.48
	2019	6,996,832	20.21 - 35.10	225,020,223	1.32	0.95 - 2.30	28.60 - 30.17
	2018	7,795,080	15.72 - 26.97	193,406,499	1.38	0.95 - 2.30	(7.03) - (5.90)
LMPVET ClearBridge Variable	2022	46,001	38.67 - 45.41	1,945,754	—	1.50 - 2.15	(33.68) - (33.25)
Large Cap Growth	2021	46,893	58.32 - 68.03	2,981,127	—	1.50 - 2.15	19.35 - 20.13
Sub-Account	2020	50,713	48.87 - 56.63	2,692,551	0.02	1.50 - 2.15	27.95 - 28.79
	2019	57,901	38.19 - 43.97	2,392,450	0.34	1.50 - 2.15	29.35 - 30.19
	2018	69,686	29.52 - 33.77	2,215,534	0.26	1.50 - 2.15	(2.12) - (1.48)
LMPVET ClearBridge Variable	2022	198,141	33.03 - 40.31	7,503,625	1.25	1.50 - 2.30	(8.55) - (7.82)
Large Cap Value Sub-Account	2021	238,351	36.12 - 43.73	9,803,629	1.08	1.50 - 2.30	23.34 - 24.33
	2020	229,282	29.29 - 35.17	7,626,209	1.46	1.50 - 2.30	2.85 - 3.68
	2019	235,436	28.47 - 33.92	7,569,792	1.73	1.50 - 2.30	25.95 - 26.96
	2018	232,863	22.61 - 26.72	5,902,416	1.50	1.50 - 2.30	(10.96) - (10.24)
LMPVET ClearBridge Variable	2022	3,099,314	21.85 - 57.23	112,228,076	—	0.95 - 2.30	(30.46) - (29.52)
Small Cap Growth	2021	2,939,290	31.33 - 81.20	157,688,679	—	0.95 - 2.30	10.05 - 11.55
Sub-Account	2020	3,107,004	28.41 - 72.80	158,957,879	—	0.95 - 2.30	40.00 - 41.91
	2019	3,412,090	20.24 - 51.30	128,119,129	—	0.95 - 2.30	23.99 - 25.67
	2018	3,317,005	16.28 - 40.82	104,196,797	—	0.95 - 2.30	1.07 - 2.45
LMPVET Franklin Multi-Asset	2022	865,396	25.39 - 32.48	25,200,457	2.10	0.95 - 1.90	(15.79) - (14.98)
Variable Conservative Growth	2021	968,523	30.15 - 38.21	33,313,811	3.22	0.95 - 1.90	9.37 - 10.41
Sub-Account	2020	1,063,286	27.57 - 34.60	33,240,004	2.06	0.95 - 1.90	8.87 - 9.91
	2019	1,180,673	25.32 - 31.48	33,753,890	2.05	0.95 - 1.90	15.16 - 16.26
	2018	1,337,369	21.99 - 27.08	33,045,053	2.43	0.95 - 1.90	(6.21) - (5.31)
LMPVET Franklin Multi-Asset	2022	1,651,867	26.12 - 33.41	49,168,504	3.02	0.95 - 1.90	(16.40) - (15.60)
Variable Growth	2021	1,909,686	31.24 - 39.58	67,782,293	3.81	0.95 - 1.90	18.43 - 19.56
Sub-Account	2020	2,312,789	26.38 - 33.11	68,990,481	1.53	0.95 - 1.90	9.14 - 10.18
	2019	2,720,954	24.17 - 30.05	74,124,103	1.48	0.95 - 1.90	20.27 - 21.42
	2018	3,186,503	20.10 - 24.75	71,918,076	2.54	0.95 - 1.90	(9.78) - (8.92)
LMPVET Franklin Multi-Asset	2022	19,863	24.83 - 27.54	528,859	1.77	1.50 - 1.90	(15.97) - (15.63)
Variable Moderate Growth	2021	21,023	29.54 - 32.64	664,266	4.05	1.50 - 1.90	14.47 - 14.93
Sub-Account	2020	22,247	25.81 - 28.40	612,939	1.70	1.50 - 1.90	8.98 - 9.41
	2019	24,153	23.68 - 25.96	608,135	1.68	1.50 - 1.90	18.16 - 18.64
	2018	25,741	20.04 - 21.88	547,294	2.09	1.50 - 1.90	(8.05) - (7.68)
LMPVIT Western Asset	2022	3,857,769	16.41 - 28.47	84,014,155	6.42	0.95 - 2.30	(15.68) - (14.54)
Variable Global High Yield	2021	3,915,500	19.40 - 33.31	102,022,550	4.49	0.95 - 2.30	(0.98) - 0.37
Bond Sub-Account	2020	3,428,634	19.55 - 33.19	92,816,868	4.08	0.95 - 2.30	4.87 - 6.30
	2019	3,260,422	18.58 - 31.22	86,687,811	5.23	0.95 - 2.30	11.78 - 13.30
	2018	3,297,946	16.59 - 27.55	80,253,026	5.15	0.95 - 2.30	(6.12) - (4.83)
MFS® VIT New Discovery	2022	103	22.55	2,324	—	1.40	(30.73)
Sub-Account	2021	304	32.55	9,879	—	1.40	0.38
	2020	304	32.43	9,847	—	1.40	43.86
	2019	331	22.54	7,457	—	1.40	39.73
	2018	493	16.13	7,947	—	1.40	(2.85)

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
MFS® VIT Research	2022	1,745	15.79	27,557	0.49	1.40	(18.36)
Sub-Account	2021	1,745	19.35	33,754	0.54	1.40	23.07
	2020	1,745	15.72	27,427	0.73	1.40	14.97
	2019	1,745	13.67	23,856	0.77	1.40	31.10
	2018	1,848	10.43	19,274	0.70	1.40	(5.71)
Morgan Stanley VIF Global	2022	19,273	14.32 - 16.03	297,131	2.61	1.10 - 1.60	(9.77) - (9.32)
Infrastructure Sub-Account	2021	24,614	15.87 - 17.68	419,686	2.38	1.10 - 1.60	12.19 - 12.76
	2020	29,750	14.15 - 15.68	449,718	1.42	1.10 - 1.60	(3.00) - (2.52)
	2019	36,351	14.59 - 16.09	564,376	2.58	1.10 - 1.60	25.84 - 26.47
	2018	37,631	11.59 - 12.72	462,118	2.79	1.10 - 1.60	(9.36) - (8.90)
Neuberger Berman Genesis	2022	181	41.78	7,544	—	0.89	(20.04)
Sub-Account	2021	181	52.25	9,435	—	0.89	17.01
	2020	181	44.66	8,064	—	0.89	23.63
	2019	181	36.12	6,523	0.01	0.89	28.18
	2018	181	28.18	5,089	0.01	0.89	(7.57)
PIMCO VIT	2022	31,459	9.15 - 9.53	294,881	20.78	1.10 - 1.60	6.70 - 7.24
CommodityRealReturn®	2021	26,051	8.58 - 8.89	228,729	3.87	1.10 - 1.60	30.64 - 31.29
Strategy Sub-Account	2020	41,436	6.57 - 6.77	277,779	6.48	1.10 - 1.60	(0.53) - (0.03)
	2019	60,126	6.60 - 6.77	403,171	3.99	1.10 - 1.60	9.22 - 9.77
	2018	61,287	6.04 - 6.17	375,089	1.82	1.10 - 1.60	(15.70) - (15.27)
PIMCO VIT Dynamic Bond	2022	21,017	9.75 - 10.15	210,289	1.68	1.10 - 1.60	(8.12) - (7.66)
Sub-Account	2021	28,506	10.61 - 10.99	309,476	1.77	1.10 - 1.60	(0.62) - (0.12)
	2020	33,686	10.67 - 11.01	366,337	1.81	1.10 - 1.60	2.83 - 3.35
	2019	57,085	10.38 - 10.65	599,981	2.48	1.10 - 1.60	2.96 - 3.48
	2018	53,631	10.08 - 10.29	546,932	2.37	1.10 - 1.60	(0.88) - (0.38)
PIMCO VIT Emerging Markets	2022	42,618	9.56 - 10.05	423,061	4.51	0.95 - 1.60	(17.30) - (16.76)
Bond Sub-Account	2021	45,094	11.56 - 12.08	537,943	3.90	0.95 - 1.60	(4.40) - (3.77)
	2020	57,485	12.09 - 12.55	714,234	3.91	0.95 - 1.60	4.69 - 5.38
	2019	68,327	11.55 - 11.91	806,754	4.12	0.95 - 1.60	12.61 - 13.34
	2018	79,304	10.26 - 10.51	827,015	3.82	0.95 - 1.60	(6.53) - (5.92)
Pioneer Mid Cap Value VCT	2022	706,011	56.96 - 75.26	46,825,047	1.38	0.95 - 1.95	(7.70) - (6.77)
Sub-Account	2021	841,749	61.71 - 80.72	60,220,668	0.74	0.95 - 1.95	26.88 - 28.15
	2020	1,000,393	48.64 - 62.99	56,138,597	0.97	0.95 - 1.95	(0.10) - 0.91
	2019	1,018,436	48.69 - 62.43	56,933,322	1.07	0.95 - 1.95	25.61 - 26.87
	2018	1,148,743	38.76 - 49.20	50,850,983	0.46	0.95 - 1.95	(21.06) - (20.26)
Pioneer Real Estate	2022	5,566	28.14 - 33.31	165,838	1.56	1.20 - 1.95	(32.36) - (31.85)
Shares VCT Sub-Account	2021	5,955	41.60 - 48.87	264,450	1.00	1.20 - 1.95	38.04 - 39.08
	2020	7,803	30.14 - 35.14	249,820	1.57	1.20 - 1.95	(9.41) - (8.73)
	2019	6,239	33.27 - 38.50	219,146	1.87	1.20 - 1.95	25.44 - 26.39
	2018	7,520	26.52 - 30.46	211,095	2.45	1.20 - 1.95	(9.33) - (8.65)
T. Rowe Price Government	2022	6,422	17.17	110,262	1.36	0.89	0.53
Money Sub-Account	2021	7,702	17.08	131,547	0.01	0.89	(0.88)
	2020	9,716	17.23	167,411	0.29	0.89	(0.62)
	2019	11,183	17.34	193,886	1.86	0.89	0.98
	2018	10,481	17.17	179,949	1.39	0.89	0.58

BRIGHTHOUSE SEPARATE ACCOUNT A
OF BRIGHTHOUSE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
T. Rowe Price Growth Stock	2022	22,164	256.18	5,677,872	—	0.89	(40.67)
Sub-Account	2021	25,310	431.82	10,929,221	—	0.89	18.97
	2020	27,525	362.97	9,990,795	—	0.89	35.71
	2019	31,786	267.45	8,501,333	0.20	0.89	29.66
	2018	34,907	206.26	7,200,178	0.16	0.89	(1.91)
T. Rowe Price International	2022	14,684	20.35	298,888	0.36	0.89	(16.49)
Stock Sub-Account	2021	18,730	24.37	456,527	0.76	0.89	0.59
	2020	21,446	24.23	519,664	0.43	0.89	13.60
	2019	25,828	21.33	550,911	2.44	0.89	26.76
	2018	26,491	16.83	445,745	1.39	0.89	(14.73)
TAP 1919 Variable Socially	2022	5,433	56.05 - 63.35	328,752	0.66	1.50 - 1.90	(22.42) - (22.11)
Responsive Balanced	2021	5,790	72.24 - 81.34	451,737	0.36	1.50 - 1.90	16.30 - 16.76
Sub-Account	2020	5,795	62.12 - 69.66	387,965	1.03	1.50 - 1.90	20.61 - 21.10
	2019	3,561	51.50 - 57.53	197,619	0.96	1.50 - 1.90	24.32 - 24.82
	2018	3,756	41.43 - 46.09	167,444	1.12	1.50 - 1.90	(2.82) - (2.42)

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

2  These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

4  During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

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Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Index to Consolidated Financial Statements, Notes and Schedules

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2022 and 2021, the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2022, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Liability for Future Policy Benefits — Refer to Notes 1 and 3 to the consolidated financial statements

Critical Audit Matter Description

As of December 31, 2022, the liability for future policy benefits totaled $41.1 billion, and included benefits related to variable annuity contracts with guaranteed benefit riders and universal life insurance contracts with secondary guarantees. Management regularly reviews its assumptions supporting the estimates of these actuarial liabilities and differences between actual experience and the assumptions used in pricing the policies and guarantees may require a change to the assumptions recorded at inception as well as an adjustment to the related liabilities. Updating such assumptions can result in variability of profits or the recognition of losses.

2

Given the future policy benefit obligation for these contracts is sensitive to changes in the assumptions related to general account and separate account investment returns, and policyholder behavior including mortality, lapses, premium persistency, benefit election and utilization, and withdrawals, auditing management's selection of these assumptions involves an especially high degree of estimation.

How the Critical Audit Matter Was Addressed in the Audit

Our audit procedures related to the updating of assumptions by management included the following, among others:

•  We tested the effectiveness of management's controls over the assumption review process, including those over the selection of the significant assumptions used related to general account and separate account investment returns, and policyholder behavior including mortality, lapses, premium persistency, benefit election and utilization, and withdrawals.

•  With the assistance of our actuarial specialists, we evaluated the appropriateness of the significant assumptions used, developed an independent estimate of the future policy benefit liability for a sample of policies, and compared our estimates to management's estimates.

•  We tested the completeness and accuracy of the underlying data that served as the basis for the actuarial analysis, including experience studies, to test that the inputs to the actuarial estimate were reasonable.

•  We evaluated the methods and significant assumptions used by management to identify potential bias.

•  We evaluated whether the significant assumptions used were consistent with evidence obtained in other areas of the audit.

Deferred Policy Acquisition Costs (DAC) — Refer to Notes 1 and 4 to the consolidated financial statements

Critical Audit Matter Description

The Company incurs and defers certain costs in connection with acquiring new and renewal insurance business. These deferred costs, amounting to $5.2 billion as of December 31, 2022, are amortized over the expected life of the policy contract in proportion to actual and expected future gross profits, premiums or margins. For deferred annuities and universal life contracts, expected future gross profits utilized in the amortization calculation are derived using assumptions such as separate account and general account investment returns, mortality, in-force or persistency, benefit elections and utilization, and withdrawals. The assumptions used in the calculation of expected future gross profits are reviewed at least annually.

Given the significance of the estimates and uncertainty associated with the long-term assumptions utilized in the determination of expected future gross profits, auditing management's determination of the appropriateness of the assumptions used in the calculation of DAC amortization involves an especially high degree of estimation.

How the Critical Audit Matter Was Addressed in the Audit

Our audit procedures related to management's determination of DAC amortization included the following, among others:

•  We tested the effectiveness of management's controls related to the determination of expected future gross profits, including those over management's review that the significant assumptions utilized related to separate account and general account investment returns, mortality, in-force or persistency, benefit elections and utilization, and withdrawals represented a reasonable estimate.

•  With assistance from our actuarial specialists, we evaluated the data included in the estimate provided by the Company's actuaries and the methodology utilized, and evaluated the process used by the Company to determine whether the significant assumptions used were reasonable estimates based on the Company's own experience and industry studies.

•  We inquired of the Company's actuarial specialists whether there were any changes in the methodology utilized during the year in the determination of expected future gross profits.

•  We inspected supporting documentation underlying the Company's experience studies and, utilizing our actuarial specialists, independently recalculated the amortization for a sample of policies, and compared our estimates to management's estimates.

3

•  We evaluated whether the significant assumptions used by the Company were consistent with evidence obtained in other areas of the audit and to identify potential bias.

•  We evaluated the sufficiency of the Company's disclosures related to DAC amortization.

Embedded Derivative Liabilities Related to Variable Annuity Guarantees — Refer to Notes 1, 7, and 8 to the consolidated financial statements.

Critical Audit Matter Description

The Company sells index-linked annuities and variable annuity products with guaranteed minimum benefits, some of which are embedded derivatives that are required to be bifurcated from the host contract, separately accounted for, and measured at fair value. As of December 31, 2022, the fair value of the embedded derivative liability associated with certain of the Company's annuity contracts was $5.6 billion. Management utilizes various assumptions in order to measure the embedded liability including expectations concerning policyholder behavior, mortality and risk margins, as well as changes in the Company's own nonperformance risk. These assumptions are reviewed at least annually by management, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

Given the embedded derivative liability is sensitive to changes in these assumptions, auditing management's selection of these assumptions involves an especially high degree of estimation.

How the Critical Audit Matter Was Addressed in the Audit

Our audit procedures related to the assumptions selected by management for the embedded derivative liability included the following, among others:

•  We tested the effectiveness of management's controls over the embedded derivative liability, including those over the selection of the significant assumptions related to policyholder behavior, mortality, risk margins and the Company's nonperformance risk.

•  With the assistance of our actuarial specialists, we evaluated the appropriateness of the significant assumptions, tested the completeness and accuracy of the underlying data and the mathematical accuracy of the Company's valuation model.

•  We evaluated the reasonableness of the Company's assumptions by comparing those selected by management to those independently derived by our actuarial specialists, drawing upon standard actuarial and industry practice.

•  We evaluated the methods and assumptions used by management to identify potential bias in the determination of the embedded liability.

•  We evaluated whether the assumptions used were consistent with evidence obtained in other areas of the audit.

/s/ DELOITTE & TOUCHE LLP

Charlotte, North Carolina
March 1, 2023

We have served as the Company's auditor since 2005.

4

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Consolidated Balance Sheets
December 31, 2022 and 2021

(In millions, except share and per share data)

	2022	2021
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $83,395 and $78,287, respectively; allowance for credit losses of $6 and $11, respectively)	$74,757	$86,527
Equity securities, at estimated fair value	66	95
Mortgage loans (net of allowance for credit losses of $119 and $123, respectively)	22,877	19,787
Policy loans	898	869
Limited partnerships and limited liability companies	4,774	4,271
Short-term investments, principally at estimated fair value	299	662
Other invested assets, principally at estimated fair value (net of allowance for credit losses of $13 and $13, respectively)	2,984	3,324
Total investments	106,655	115,535
Cash and cash equivalents	3,752	3,904
Accrued investment income	868	706
Premiums, reinsurance and other receivables (net of allowance for credit losses of $10 and $10, respectively)	18,854	15,649
Deferred policy acquisition costs and value of business acquired	5,184	4,851
Current income tax recoverable	18	—
Deferred income tax asset	1,580	—
Other assets	360	385
Separate account assets	78,880	106,225
Total assets	$216,151	$247,255
Liabilities and Equity
Liabilities
Future policy benefits	$41,105	$43,589
Policyholder account balances	74,112	66,195
Other policy-related balances	3,146	3,153
Payables for collateral under securities loaned and other transactions	4,547	6,253
Long-term and short-term debt	963	841
Current income tax payable	—	57
Deferred income tax liability	—	981
Other liabilities	6,534	3,850
Separate account liabilities	78,880	106,225
Total liabilities	209,287	231,144
Contingencies, Commitments and Guarantees (Note 13)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and outstanding	75	75
Additional paid-in capital	17,773	17,773
Retained earnings (deficit)	(5,717)	(5,653)
Accumulated other comprehensive income (loss)	(5,282)	3,901
Total Brighthouse Life Insurance Company's stockholder's equity	6,849	16,096
Noncontrolling interests	15	15
Total equity	6,864	16,111
Total liabilities and equity	$216,151	$247,255

See accompanying notes to the consolidated financial statements.

5

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Consolidated Statements of Operations
For the Years Ended December 31, 2022, 2021 and 2020

(In millions)

	2022	2021	2020
Revenues
Premiums	$641	$687	$736
Universal life and investment-type product policy fees	2,562	2,986	2,839
Net investment income	4,064	4,815	3,528
Other revenues	403	334	302
Net investment gains (losses)	(240)	(63)	279
Net derivative gains (losses)	402	(2,359)	(132)
Total revenues	7,832	6,400	7,552
Expenses
Policyholder benefits and claims	4,143	3,213	5,689
Interest credited to policyholder account balances	1,414	1,286	1,061
Amortization of deferred policy acquisition costs and value of business acquired	871	105	696
Other expenses	1,675	1,800	1,844
Total expenses	8,103	6,404	9,290
Income (loss) before provision for income tax	(271)	(4)	(1,738)
Provision for income tax expense (benefit)	(208)	(71)	(433)
Net income (loss)	(63)	67	(1,305)
Less: Net income (loss) attributable to noncontrolling interests	1	1	1
Net income (loss) attributable to Brighthouse Life Insurance Company	$(64)	$66	$(1,306)

See accompanying notes to the consolidated financial statements.

6

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Consolidated Statements of Comprehensive Income (Loss)
For the Years Ended December 31, 2022, 2021 and 2020

(In millions)

	2022	2021	2020
Net income (loss)	$(63)	$67	$(1,305)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	(11,910)	(2,083)	2,854
Unrealized gains (losses) on derivatives	308	158	(70)
Foreign currency translation adjustments	(22)	1	19
Other comprehensive income (loss), before income tax	(11,624)	(1,924)	2,803
Income tax (expense) benefit related to items of other comprehensive income (loss)	2,441	404	(597)
Other comprehensive income (loss), net of income tax	(9,183)	(1,520)	2,206
Comprehensive income (loss)	(9,246)	(1,453)	901
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax	1	1	1
Comprehensive income (loss) attributable to Brighthouse Life Insurance Company	$(9,247)	$(1,454)	$900

See accompanying notes to the consolidated financial statements.

7

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Consolidated Statements of Equity
For the Years Ended December 31, 2022, 2021 and 2020

(In millions)

	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Brighthouse Life Insurance Company's Stockholder's Equity	Noncontrolling Interests	Total Equity
Balance at December 31, 2019	$75	$19,073	$(3,899)	$3,215	$18,464	$15	$18,479
Cumulative effect of change in accounting principle, net of income tax			(14)	3	(11)		(11)
Balance at January 1, 2020	75	19,073	(3,913)	3,218	18,453	15	18,468
Dividends paid to parent		(750)	(500)		(1,250)		(1,250)
Change in noncontrolling interests					—	(1)	(1)
Net income (loss)			(1,306)		(1,306)	1	(1,305)
Other comprehensive income (loss), net of income tax				2,203	2,203		2,203
Balance at December 31, 2020	75	18,323	(5,719)	5,421	18,100	15	18,115
Dividends paid to parent		(550)			(550)		(550)
Change in noncontrolling interests					—	(1)	(1)
Net income (loss)			66		66	1	67
Other comprehensive income (loss), net of income tax				(1,520)	(1,520)		(1,520)
Balance at December 31, 2021	75	17,773	(5,653)	3,901	16,096	15	16,111
Change in noncontrolling interests					—	(1)	(1)
Net income (loss)			(64)		(64)	1	(63)
Other comprehensive income (loss), net of income tax				(9,183)	(9,183)		(9,183)
Balance at December 31, 2022	$75	$17,773	$(5,717)	$(5,282)	$6,849	$15	$6,864

See accompanying notes to the consolidated financial statements.

8

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Consolidated Statements of Cash Flows
For the Years Ended December 31, 2022, 2021 and 2020

(In millions)

	2022	2021	2020
Cash flows from operating activities
Net income (loss)	$(63)	$67	$(1,305)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of premiums and accretion of discounts associated with investments, net	(225)	(253)	(257)
(Gains) losses on investments, net	240	63	(279)
(Gains) losses on derivatives, net	(262)	2,004	526
(Income) loss from equity method investments, net of dividends and distributions	109	(987)	(55)
Interest credited to policyholder account balances	1,414	1,286	1,061
Universal life and investment-type product policy fees	(2,562)	(2,986)	(2,839)
Change in accrued investment income	(115)	(45)	(10)
Change in premiums, reinsurance and other receivables	(3,151)	55	(1,382)
Change in deferred policy acquisition costs and value of business acquired, net	446	(387)	290
Change in income tax	(199)	(129)	(290)
Change in other assets	1,724	1,983	1,897
Change in future policy benefits and other policy-related balances	1,624	673	3,523
Change in other liabilities	310	4	249
Net cash provided by (used in) operating activities	(710)	1,348	1,129
Cash flows from investing activities
Sales, maturities and repayments of:
Fixed maturity securities	10,647	12,406	8,322
Equity securities	50	128	66
Mortgage loans	2,075	2,891	1,929
Limited partnerships and limited liability companies	252	271	177
Purchases of:
Fixed maturity securities	(15,720)	(21,036)	(14,209)
Equity securities	(14)	(18)	(17)
Mortgage loans	(5,321)	(6,929)	(2,073)
Limited partnerships and limited liability companies	(814)	(837)	(582)
Cash received in connection with freestanding derivatives	4,439	3,956	6,347
Cash paid in connection with freestanding derivatives	(4,270)	(4,590)	(4,514)
Receipts on loans to affiliate	—	—	100
Issuances of loans to affiliate	(125)	(1)	(100)
Net change in policy loans	(29)	15	(9)
Net change in short-term investments	365	1,223	(391)
Net change in other invested assets	(372)	(24)	30
Net cash provided by (used in) investing activities	$(8,837)	$(12,545)	$(4,924)

See accompanying notes to the consolidated financial statements.

9

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Consolidated Statements of Cash Flows (continued)
For the Years Ended December 31, 2022, 2021 and 2020

(In millions)

	2022	2021	2020
Cash flows from financing activities
Policyholder account balances:
Deposits	$31,149	$15,498	$9,565
Withdrawals	(19,991)	(4,177)	(3,240)
Net change in payables for collateral under securities loaned and other transactions	(1,706)	1,016	863
Long-term and short-term debt issued	125	—	100
Long-term and short-term debt repaid	(3)	(1)	(102)
Dividends paid to parent	—	(550)	(1,250)
Financing element on certain derivative instruments and other derivative related transactions, net	(178)	(368)	(949)
Other, net	(1)	(1)	(1)
Net cash provided by (used in) financing activities	9,395	11,417	4,986
Change in cash, cash equivalents and restricted cash	(152)	220	1,191
Cash, cash equivalents and restricted cash, beginning of year	3,904	3,684	2,493
Cash, cash equivalents and restricted cash, end of year	$3,752	$3,904	$3,684
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest	$69	$67	$68
Income tax	$(12)	$53	$(125)
Non-cash transactions:
Transfer of mortgage loans to affiliates	$95	$—	$—
Transfer of limited partnerships and limited liability companies from affiliates	$99	$—	$—

See accompanying notes to the consolidated financial statements.

10

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting Policies

Business

"BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings") and an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" and together with its subsidiaries, "Brighthouse Financial").

BLIC offers a range of annuity and life insurance products to individuals. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

Consolidation

The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLC") that the Company controls. Intercompany accounts and transactions have been eliminated.

The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

Summary of Significant Accounting Policies

Insurance

Future Policy Benefit Liabilities and Policyholder Account Balances

The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The most significant assumptions used in the establishment of liabilities for future policy benefits are mortality, benefit election and utilization, withdrawals, policy lapse, and investment returns as appropriate to the respective product type.

For traditional long-duration insurance contracts (term, non-participating whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

The Company is also required to reflect the effect of investment gains and losses in its premium deficiency testing. When a premium deficiency exists related to unrealized gains and losses, any reductions in deferred acquisition costs or increases in insurance liabilities are recorded to other comprehensive income (loss) ("OCI").

11

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Policyholder account balances primarily relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals. The Company may also hold additional liabilities for certain guaranteed benefits related to these contracts.

Liabilities for secondary guarantees on universal life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios. The Company also maintains a liability for profits followed by losses on universal life with secondary guarantees ("ULSG") determined by projecting future earnings and establishing a liability to offset losses that are expected to occur in later years. Changes in ULSG liabilities are recorded to net income, except for the effects of unrealized gains and losses, which are recorded to OCI.

Recognition of Insurance Revenues and Deposits

Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

Premiums, policy fees, policyholder benefits and expenses are reported net of reinsurance.

Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred policy acquisition costs ("DAC"). These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date.

The Company amortizes DAC and VOBA related to term non-participating whole life insurance over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, in-force or persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

The Company amortizes DAC and VOBA on deferred annuities and universal life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, in-force or persistency, benefit elections and utilization, and withdrawals. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

12

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

DAC and VOBA balances on deferred annuities and universal life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to OCI.

DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

The Company also has intangible assets representing deferred sales inducements ("DSI") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI to determine whether the assets are impaired.

Reinsurance

The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included in premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

13

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability in other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIB"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

Variable Annuity Guarantees

The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDB"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWB") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMAB"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

14

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital markets and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital markets scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 8.

Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

Index-linked Annuities

The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the Company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

Investments

Net Investment Income and Net Investment Gains (Losses)

Income from investments is reported in net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported in net investment gains (losses), unless otherwise stated herein.

Fixed Maturity Securities Available-For-Sale

The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

The Company regularly evaluates fixed maturity securities for declines in fair value to determine if a credit loss exists. This evaluation is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value including, but not limited to an analysis of the gross unrealized losses by severity and financial condition of the issuer.

For fixed maturity securities in an unrealized loss position, when the Company has the intent to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery, the amortized cost basis of the security is written down to fair value through net investment gains (losses).

15

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

For fixed maturity securities that do not meet the aforementioned criteria, management evaluates whether the decline in estimated fair value has resulted from credit losses or other factors. If the Company determines the decline in estimated fair value is due to credit losses, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an allowance through net investment gains (losses). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of the allowance related to other-than-credit factors is recorded in OCI.

Once a security specific allowance for credit losses is established, the present value of cash flows expected to be collected from the security continues to be reassessed. Any changes in the security specific allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in net investment gains (losses).

Fixed maturity securities are also evaluated to determine whether any amounts have become uncollectible. When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

Mortgage Loans

Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and net of an allowance for credit losses. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. The allowance for credit losses for mortgage loans represents the Company's best estimate of expected credit losses over the remaining life of the loans and is determined using relevant available information from internal and external sources, relating to past events, current conditions, and a reasonable and supportable forecast.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

Limited Partnerships and LLCs

The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. The Company's short-term investments generally involve large dollar amounts that turn over quickly and have short maturities. For the year ended December 31, 2022, gross cash receipts from sales and purchases of short-term investments were $976 million and $611 million, respectively.

Other Invested Assets

Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "— Derivatives" below.

Securities Lending Program

Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, in net investment income.

16

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

Funding Agreements

The Company established liabilities for funding agreements associated with the Company's institutional spread margin business, which are equal to the unpaid principal balance, adjusted for any unamortized premium or discount. Liabilities related to funding agreements are reported in policyholder account balances.

Derivatives

Freestanding Derivatives

Freestanding derivatives are carried at estimated fair value on the Company's balance sheet either as assets in other invested assets or as liabilities in other liabilities. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

Hedge Accounting

The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

17

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Embedded Derivatives

The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs. Embedded derivatives within asset host contracts are reported in premiums, reinsurance and other receivables. Embedded derivatives within liability host contracts are reported in policyholder account balances. Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

See "— Variable Annuity Guarantees," "— Index-Linked Annuities" and "— Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

Separate Accounts

Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset in the same line on the statements of operations.

Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held in the general account.

The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues.

Income Tax

The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies the Accounting Standards Codification 740 — Income Taxes ("ASC 740") to the standalone financial statements of each member of the consolidated group as if the member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions. Current and deferred income taxes included herein and attributable to periods up until the Company's separation from MetLife, Inc. ("Separation") have been allocated to the Company in a manner that is systematic, rational and consistent with the asset and liability method prescribed by ASC 740.

Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

18

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

On August 16, 2022, the Inflation Reduction Act was signed into law by President Biden. The Inflation Reduction Act establishes a 15% corporate alternative minimum tax ("CAMT") for corporations whose average annual adjusted financial statement income for any consecutive three-tax year period ending after December 31, 2021, and preceding the tax year exceeds $1 billion. The provision is effective for tax years beginning after December 31, 2022. The Company elects not to consider any future effects resulting from potential applicability of the CAMT when assessing the valuation allowance for regular deferred taxes.

The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included in other liabilities and are charged to earnings in the period that such determination is made.

The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

Litigation and Other Loss Contingencies

The Company is a party to or involved in a number of legal disputes, including litigation matters and disputes or other matters involving third parties (e.g., vendors, reinsurers or tax or other authorities), and are subject in the ordinary course to a number of regulatory examinations and investigations. The Company reviews relevant information with respect to litigation and other loss contingencies related to these matters and establishes liabilities when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred.

In matters where it is not probable, but it is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of a reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

Other Accounting Policies

Cash and Cash Equivalents

The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

Employee Benefit Plans

Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

19

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Adoption of New Accounting Pronouncements

Changes to GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. There were no significant ASUs adopted as of December 31, 2022.

Future Adoption of New Accounting Pronouncements

In August 2018, the FASB issued new guidance on long-duration contracts (ASU 2018-12, Financial Services-Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts ("LDTI")). LDTI is effective for fiscal years beginning after January 1, 2023. LDTI will result in significant changes to the measurement, presentation and disclosure requirements for long-duration insurance contracts. A summary of the most significant changes is provided below:

(1)  Guaranteed benefits associated with variable annuity and certain fixed annuity contracts will be classified and reported separately on the consolidated balance sheets as market risk benefits ("MRB"). MRBs will be measured at fair value through net income and reported separately on the consolidated statements of operations, except for instrument-specific credit risk changes, which will be recognized in OCI.

(2)  Cash flow assumptions used to measure the liability for future policy benefits on traditional long-duration contracts (including term and non-participating whole life insurance and immediate annuities) will be updated on an annual basis using a retrospective method. The resulting remeasurement gain or loss will be reported separately on the consolidated statements of operations along with the remeasurement gain or loss on universal life-type contract liabilities.

(3)  The discount rate assumption used to measure the liability for traditional long-duration contracts will be based on an upper-medium grade fixed income yield, updated quarterly, with changes recognized in OCI.

(4)  DAC for all insurance products are required to be amortized on a constant-level basis over the expected term of the contracts, using amortization methods that are not a function of revenue or profit emergence. Changes in assumptions used to amortize DAC will be recognized as a revision to future amortization amounts.

(5)  There will be a significant increase in required disclosures, including disaggregated roll-forwards of insurance contract assets and liabilities supplemented by qualitative and quantitative information regarding the cash flows, assumptions, methods and judgements used to measure those balances.

LDTI will be applied to the earliest period reported in the financial statements, making the transition date January 1, 2021. The MRB changes are required to be applied on a retrospective basis, while the changes for insurance liability assumption updates and DAC amortization will be applied to existing carrying amounts on the transition date.

LDTI will have a significant impact on the Company's financial statements upon adoption and is expected to change the pattern and market sensitivity of the Company's earnings after the transition date. The most significant impact will be the requirement that all variable annuity guarantees be considered MRBs and measured at fair value, because a significant amount of variable annuity guarantees are classified as insurance liabilities under current GAAP. The impacts to the financial statements are highly dependent on market conditions, especially interest rates.

The Company estimates the impact of LDTI adoption as of January 1, 2021 (the transition date) will be to reduce opening stockholder's equity by $8 billion — $10 billion, and total stockholder's equity excluding accumulated other comprehensive income by $5 billion — $6 billion. The impact of LDTI to total stockholder's equity as of December 31, 2021 is estimated to be a reduction of $6 billion — $8 billion, and a reduction to total stockholder's equity excluding accumulated other comprehensive income of $3 billion — $4 billion. The impact of LDTI on net income for the year ended December 31, 2021 is estimated to be an increase of $1 billion — $2 billion. The changes from the adoption of LDTI are primarily driven by the MRB changes and to a lesser extent the requirement to update the discount rate quarterly in the measurement of the liability for traditional long-duration contracts. Based on prevailing interest rates at December 31, 2022, the Company expects the impact of LDTI to total stockholder's equity as of December 31, 2022 to be significantly lower as compared to such impact as of December 31, 2021.

The Company has made significant progress toward adopting the new guidance, including updating systems, validating computations, establishing proper controls, finalizing accounting policies and preparing financial disclosures. Implementation remains in process as of December 31, 2022 as the Company continues to refine its internal controls and processes in advance of formal implementation for the reporting of first quarter of 2023 results.

20

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

2. Segment Information

The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be on a tax-advantaged basis.

Run-off

The Run-off segment consists of products that are no longer actively sold and are separately managed, including ULSG, structured settlements, pension risk transfer contracts, certain company-owned life insurance policies and certain funding agreements.

Corporate & Other

Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100% quota share reinsurance agreements, activities related to funding agreements associated with the Company's institutional spread margin business, as well as direct-to-consumer life insurance that is no longer actively sold.

Financial Measures and Segment Accounting Policies

Adjusted earnings is a financial measure used by management to evaluate performance and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by the investor community and contract holders by highlighting the results of operations and the underlying profitability drivers of the business.

Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses by excluding the impact of market volatility, which could distort trends.

The following are significant items excluded from total revenues in calculating adjusted earnings:

•  Net investment gains (losses);

•  Net derivative gains (losses) except earned income and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

•  Certain variable annuity GMIB fees ("GMIB Fees").

The following are significant items excluded from total expenses in calculating adjusted earnings:

•  Amounts associated with benefits related to GMIBs ("GMIB Costs");

•  Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets; and

•  Amortization of DAC and VOBA related to (i) net investment gains (losses), (ii) net derivative gains (losses) and (iii) GMIB Fees and GMIB Costs.

The tax impact of the adjustments discussed above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

21

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

Operating results by segment, as well as Corporate & Other, were as follows:

	Year Ended December 31, 2022
	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$1,093	$(101)	$(367)	$(94)	$531
Provision for income tax expense (benefit)	202	(23)	(78)	(141)	(40)
Post-tax adjusted earnings	891	(78)	(289)	47	571
Less: Net income (loss) attributable to noncontrolling interests	—	—	—	1	1
Adjusted earnings	$891	$(78)	$(289)	$46	570
Adjustments for:
Net investment gains (losses)					(240)
Net derivative gains (losses)					402
Other adjustments to net income (loss)					(964)
Provision for income tax (expense) benefit					168
Net income (loss) attributable to Brighthouse Life Insurance Company					$(64)
Interest revenue	$2,254	$380	$1,166	$335
Interest expense	$—	$—	$—	$70
	Year Ended December 31, 2021
	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$1,762	$442	$243	$(284)	$2,163
Provision for income tax expense (benefit)	340	93	53	(104)	382
Post-tax adjusted earnings	1,422	349	190	(180)	1,781
Less: Net income (loss) attributable to noncontrolling interests	—	—	—	1	1
Adjusted earnings	$1,422	$349	$190	$(181)	1,780
Adjustments for:
Net investment gains (losses)					(63)
Net derivative gains (losses)					(2,359)
Other adjustments to net income (loss)					255
Provision for income tax (expense) benefit					453
Net income (loss) attributable to Brighthouse Life Insurance Company					$66
Interest revenue	$2,207	$618	$1,910	$101
Interest expense	$—	$—	$—	$67

22

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

	Year Ended December 31, 2020
	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$1,383	$23	$(1,655)	$(369)	$(618)
Provision for income tax expense (benefit)	257	3	(356)	(102)	(198)
Post-tax adjusted earnings	1,126	20	(1,299)	(267)	(420)
Less: Net income (loss) attributable to noncontrolling interests	—	—	—	1	1
Adjusted earnings	$1,126	$20	$(1,299)	$(268)	(421)
Adjustments for:
Net investment gains (losses)					279
Net derivative gains (losses)					(132)
Other adjustments to net income (loss)					(1,267)
Provision for income tax (expense) benefit					235
Net income (loss) attributable to Brighthouse Life Insurance Company					$(1,306)
Interest revenue	$1,811	$403	$1,269	$62
Interest expense	$—	$—	$—	$68

Total revenues by segment, as well as Corporate & Other, were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Annuities	$4,388	$4,602	$4,005
Life	903	1,264	1,081
Run-off	1,807	2,555	1,937
Corporate & Other	408	180	148
Adjustments	326	(2,201)	381
Total	$7,832	$6,400	$7,552

Total assets by segment, as well as Corporate & Other, were as follows at:

	December 31,
	2022	2021
	(In millions)
Annuities	$148,346	$174,489
Life	17,883	18,190
Run-off	27,822	37,069
Corporate & Other	22,100	17,507
Total	$216,151	$247,255

23

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Total premiums, universal life and investment-type product policy fees and other revenues by major product group were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Annuity products	$2,372	$2,640	$2,448
Life insurance products	1,227	1,359	1,418
Other products	7	8	11
Total	$3,606	$4,007	$3,877

Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2022, 2021 and 2020.

3. Insurance

Insurance Liabilities

Insurance liabilities are comprised of future policy benefits, policyholder account balances and other policy-related balances included on the consolidated balance sheets.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

For term and non-participating whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 1% to 9%.

Participating whole life insurance uses an interest assumption based upon a non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31, 2022 and 2021, and 40%, 39% and 40% of gross traditional life insurance premiums for the years ended December 31, 2022, 2021 and 2020, respectively.

The liability for future policyholder benefits for long-term care insurance (included in Corporate & Other) includes assumptions for morbidity, withdrawals and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%. Claim reserves for long-term care insurance include best estimate assumptions for claim terminations, expenses and interest.

Policyholder account balances liabilities for fixed deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

The Company issues variable annuity contracts with guaranteed minimum benefits. GMDBs, the life contingent portion of GMWBs and certain portions of GMIBs are accounted for as insurance liabilities in future policyholder benefits, while other guarantees are accounted for in whole or in part as embedded derivatives in policyholder account balances and are further discussed in Note 7. The most significant assumptions for variable annuity guarantees included in future policyholder benefits are projected general account and separate account investment returns, and policyholder behavior including mortality, benefit election and utilization, and withdrawals.

The Company also has secondary guarantees on universal and variable life insurance contracts accounted for as insurance liabilities. The most significant assumptions used in estimating the secondary guarantee liabilities are general account rates of return, premium persistency, mortality and lapses, which are reviewed and updated at least annually.

24

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

3. Insurance (continued)

See Note 1 for more information on guarantees accounted for as insurance liabilities.

Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

	Variable Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Total
			(In millions)
Direct
Balance at January 1, 2020	$1,596	$3,076	$5,589	$10,261
Incurred guaranteed benefits	128	1,089	1,244	2,461
Paid guaranteed benefits	(103)	—	(169)	(272)
Balance at December 31, 2020	1,621	4,165	6,664	12,450
Incurred guaranteed benefits	294	(8)	686	972
Paid guaranteed benefits	(77)	—	(275)	(352)
Balance at December 31, 2021	1,838	4,157	7,075	13,070
Incurred guaranteed benefits	525	647	263	1,435
Paid guaranteed benefits	(60)	—	(434)	(494)
Balance at December 31, 2022	$2,303	$4,804	$6,904	$14,011
Net Ceded/(Assumed)
Balance at January 1, 2020	$(15)	$(51)	$1,083	$1,017
Incurred guaranteed benefits	95	(21)	102	176
Paid guaranteed benefits	(101)	—	(39)	(140)
Balance at December 31, 2020	(21)	(72)	1,146	1,053
Incurred guaranteed benefits	70	7	100	177
Paid guaranteed benefits	(75)	—	(39)	(114)
Balance at December 31, 2021	(26)	(65)	1,207	1,116
Incurred guaranteed benefits	31	(6)	181	206
Paid guaranteed benefits	(37)	—	(76)	(113)
Balance at December 31, 2022	$(32)	$(71)	$1,312	$1,209
Net
Balance at January 1, 2020	$1,611	$3,127	$4,506	$9,244
Incurred guaranteed benefits	33	1,110	1,142	2,285
Paid guaranteed benefits	(2)	—	(130)	(132)
Balance at December 31, 2020	1,642	4,237	5,518	11,397
Incurred guaranteed benefits	224	(15)	586	795
Paid guaranteed benefits	(2)	—	(236)	(238)
Balance at December 31, 2021	1,864	4,222	5,868	11,954
Incurred guaranteed benefits	494	653	82	1,229
Paid guaranteed benefits	(23)	—	(358)	(381)
Balance at December 31, 2022	$2,335	$4,875	$5,592	$12,802

25

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

3. Insurance (continued)

Information regarding the Company's guarantee exposure was as follows at:

	December 31,
	2022				2021
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)	$79,359		$41,855		$105,784		$56,966
Separate account value	$74,845		$40,861		$101,108		$55,910
Net amount at risk	$16,334	(4)	$4,777	(5)	$6,315	(4)	$4,992	(5)
Average attained age of contract holders	72 years		71 years		71 years		71 years

	December 31,
	2022	2021
	Secondary Guarantees
	(Dollars in millions)
Universal Life Contracts
Total account value (3)	$5,242	$5,518
Net amount at risk (6)	$65,473	$67,248
Average attained age of policyholders	69 years	68 years
Variable Life Contracts
Total account value (3)	$1,169	$1,448
Net amount at risk (6)	$10,149	$10,508
Average attained age of policyholders	48 years	47 years

(1)  The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)  Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk reported reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of guaranteed minimum benefits which have been reinsured.

(3)  Includes the contract holder's investments in the general account and separate account, if applicable.

(4)  Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)  Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6)  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

26

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

3. Insurance (continued)

Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2022	2021
	(In millions)
Fund Groupings:
Balanced	$45,702	$62,553
Equity	21,979	30,185
Bond	6,749	8,510
Money Market	15	15
Total	$74,445	$101,263

Obligations Under Funding Agreements

Institutional Spread Margin Business

Brighthouse Life Insurance Company has issued unsecured fixed and floating rate funding agreements to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. The Company had obligations outstanding under these funding agreements of $5.5 billion and $4.7 billion at December 31, 2022 and 2021, respectively.

Brighthouse Life Insurance Company has a secured funding agreement program with the Federal Home Loan Bank ("FHLB") of Atlanta. The Company had obligations outstanding under this program of $3.9 billion and $900 million at December 31, 2022 and 2021, respectively. Funding agreements are issued to FHLBs in exchange for cash, for which the FHLBs have been granted liens on certain assets, some of which are in their custody to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs' recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs. See Note 6 for information on invested assets pledged as collateral in connection with funding agreements.

Brighthouse Life Insurance Company has a secured funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"). The Company had obligations outstanding under this program of $700 million and $125 million at December 31, 2022 and 2021, respectively. Funding agreements are issued to Farmer Mac in exchange for cash, for which Farmer Mac have been granted liens on certain assets to collateralize the Company's obligations under the funding agreements. Upon any event of default by the Company, Farmer Mac's recovery on the collateral is limited to the amount of the Company's liabilities to Farmer Mac. See Note 6 for information on invested assets pledged as collateral in connection with funding agreements.

Inactive Funding Agreement Programs

Brighthouse Life Insurance Company has obligations outstanding under inactive funding agreement programs of $525 million and $634 million at December 31, 2022 and 2021, respectively.
27

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

See Note 1 for a description of capitalized acquisition costs.

Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
DAC:
Balance at January 1,	$4,339	$3,870	$4,327
Capitalizations	425	492	406
Amortization related to net investment gains (losses) and net derivative gains (losses)	(381)	68	105
All other amortization	(427)	(179)	(776)
Total amortization	(808)	(111)	(671)
Unrealized investment gains (losses)	655	88	(192)
Balance at December 31,	4,611	4,339	3,870
VOBA:
Balance at January 1,	512	487	482
Amortization	(63)	6	(25)
Unrealized investment gains (losses)	124	19	30
Balance at December 31,	573	512	487
Total DAC and VOBA:
Balance at December 31,	$5,184	$4,851	$4,357

The estimated future VOBA amortization expense to be reported in other expenses for the next five years is $58 million in 2023, $52 million in 2024, $46 million in 2025, $41 million in 2026 and $37 million in 2027.

Information regarding DSI was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
DSI:
Balance at January 1,	$293	$295	$362
Capitalization	1	1	2
Amortization	(15)	(3)	(69)
Balance at December 31,	$279	$293	$295

5. Reinsurance

The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, as well as former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

28

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

5. Reinsurance (continued)

Annuities and Life

For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third-party reinsurers, and assumes certain index-linked annuities from an unaffiliated third-party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

The Company reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2022, the Company had $6.5 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

The Company reinsures its business through a diversified group of primarily highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers and monitors ratings and the financial strength of its reinsurers. In addition, the reinsurance recoverable balance due from each reinsurer and the recoverability of such balance is evaluated as part of this overall monitoring process.

The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2022 and 2021, were not significant. The Company had $6.1 billion and $5.8 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2022 and 2021, respectively.

The Company records an allowance for credit losses which is a valuation account that reduces reinsurance recoverable balances to present the net amount expected to be collected from reinsurers. When assessing the creditworthiness of the Company's reinsurance recoverable balances, beyond the analysis of individual claims disputes, the Company considers the financial strength of its reinsurers using public ratings and ratings reports, current existing credit enhancements to reinsurance agreements and the statutory and GAAP financial statements of the reinsurers. Impairments are then determined based on probable and estimable defaults. The Company had an allowance for credit losses of $10 million on its reinsurance recoverable balances at both December 31, 2022 and 2021.

29

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

5. Reinsurance (continued)

At December 31, 2022, the Company had $17.7 billion of net ceded reinsurance recoverables with third-party reinsurers. Of this total, $15.6 billion, or 88%, were with the Company's five largest ceded reinsurers, including $4.2 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2021, the Company had $14.9 billion of net ceded reinsurance recoverables with third-party reinsurers. Of this total, $12.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured.

The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Premiums
Direct premiums	$1,321	$1,398	$1,466
Reinsurance assumed	8	(10)	12
Reinsurance ceded	(688)	(701)	(742)
Net premiums	$641	$687	$736
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$3,209	$3,533	$3,376
Reinsurance assumed	52	50	55
Reinsurance ceded	(699)	(597)	(592)
Net universal life and investment-type product policy fees	$2,562	$2,986	$2,839
Other revenues
Direct other revenues	$220	$262	$239
Reinsurance assumed	3	6	18
Reinsurance ceded	180	66	45
Net other revenues	$403	$334	$302
Policyholder benefits and claims
Direct policyholder benefits and claims	$6,025	$4,677	$7,445
Reinsurance assumed	152	125	158
Reinsurance ceded	(2,034)	(1,589)	(1,914)
Net policyholder benefits and claims	$4,143	$3,213	$5,689
Other expenses
Direct other expenses	$1,756	$1,815	$1,851
Reinsurance assumed	(17)	(5)	2
Reinsurance ceded	(64)	(10)	(9)
Net other expenses	$1,675	$1,800	$1,844

30

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

5. Reinsurance (continued)

The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2022				2021
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables (net of allowance for credit losses)	$463	$29	$18,362	$18,854	$434	$17	$15,198	$15,649
Liabilities
Future policy benefits	$40,863	$242	$—	$41,105	$43,346	$243	$—	$43,589
Policyholder account balances	$69,633	$4,479	$—	$74,112	$62,080	$4,115	$—	$66,195
Other policy-related balances	$1,518	$1,628	$—	$3,146	$1,500	$1,653	$—	$3,153
Other liabilities	$5,061	$40	$1,433	$6,534	$2,618	$58	$1,174	$3,850

Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $5.8 billion and $3.1 billion at December 31, 2022 and 2021, respectively. The deposit liabilities on reinsurance were $4.0 billion and $3.4 billion at December 31, 2022 and 2021, respectively.

Related Party Reinsurance Transactions

Information regarding the significant effects of assumed reinsurance with NELICO included on the consolidated statements of operations was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Premiums	$2	$2	$2
Universal life and investment-type product policy fees	$6	$6	$7
Other revenues	$2	$2	$2
Policyholder benefits and claims	$51	$25	$55
Other expenses	$(23)	$(28)	$(21)

Information regarding the significant effects of assumed reinsurance with NELICO included on the consolidated balance sheets was as follows at:

	December 31,
	2022	2021
	(In millions)
Assets
Premiums, reinsurance and other receivables (net of allowance for credit losses)	$29	$26
Liabilities
Future policy benefits	$137	$119
Policyholder account balances	$285	$427
Other policy-related balances	$11	$9
Other liabilities	$30	$26

31

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

5. Reinsurance (continued)

The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $285 million and $427 million at December 31, 2022 and 2021, respectively. Net derivative gains (losses) associated with the embedded derivatives were $144 million, $172 million and ($151) million for the years ended December 31, 2022, 2021 and 2020, respectively.

Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2022 and 2021. The deposit liabilities on related party reinsurance were $142 million and $157 million at December 31, 2022 and 2021, respectively.

6. Investments

See Notes 1 and 8 for a description of the Company's accounting policies for investments and the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities Available-for-sale

Fixed Maturity Securities by Sector

Fixed maturity securities by sector were as follows at:

	December 31, 2022					December 31, 2021
	Amortized	Allowance for Credit	Gross Unrealized		Estimated Fair	Amortized	Allowance for Credit	Gross Unrealized		Estimated Fair
	Cost	Losses	Gains	Losses	Value	Cost	Losses	Gains	Losses	Value
	(In millions)
U.S. corporate	$36,399	$1	$200	$4,436	$32,162	$34,773	$2	$3,890	$187	$38,474
Foreign corporate	12,368	1	37	1,912	10,492	10,813	7	902	103	11,605
U.S. government and agency	8,195	—	299	596	7,898	7,188	—	2,040	60	9,168
RMBS	8,384	1	44	936	7,491	8,838	—	433	51	9,220
CMBS	7,239	3	—	699	6,537	6,890	2	329	24	7,193
ABS	5,647	—	3	295	5,355	4,255	—	34	14	4,275
State and political subdivision	4,015	—	120	394	3,741	3,937	—	829	6	4,760
Foreign government	1,148	—	39	106	1,081	1,593	—	244	5	1,832
Total fixed maturity securities	$83,395	$6	$742	$9,374	$74,757	$78,287	$11	$8,701	$450	$86,527

The Company did not hold non-income producing fixed maturity securities at December 31, 2022. The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million at December 31, 2021.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2022:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$1,010	$13,547	$16,818	$30,750	$21,270	$83,395
Estimated fair value	$996	$12,836	$14,853	$26,689	$19,383	$74,757

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

32

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

Continuous Gross Unrealized Losses for Fixed Maturity Securities by Sector

The estimated fair value and gross unrealized losses of fixed maturity securities in an unrealized loss position, by sector and by length of time that the securities have been in a continuous unrealized loss position, were as follows at:

	December 31, 2022				December 31, 2021
	Less than 12 Months		12 Months or Greater		Less than 12 Months		12 Months or Greater
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(Dollars in millions)
U.S. corporate	$24,163	$3,279	$3,915	$1,157	$5,051	$111	$887	$76
Foreign corporate	8,219	1,407	1,560	505	2,016	60	305	43
U.S. government and agency	3,037	259	1,146	337	1,712	40	222	20
RMBS	4,693	489	2,245	447	3,481	50	32	1
CMBS	5,524	534	961	165	1,390	21	95	3
ABS	3,347	159	1,728	136	2,454	13	93	1
State and political subdivision	2,026	313	239	81	347	6	6	—
Foreign government	779	98	21	8	278	4	18	1
Total fixed maturity securities	$51,788	$6,538	$11,815	$2,836	$16,729	$305	$1,658	$145
Total number of securities in an unrealized loss position	7,261		2,018		2,423		368

Allowance for Credit Losses for Fixed Maturity Securities

Evaluation and Measurement Methodologies

For fixed maturity securities in an unrealized loss position, management first assesses whether the Company intends to sell, or whether it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security's amortized cost basis is written down to estimated fair value through net investment gains (losses). For fixed maturity securities that do not meet the aforementioned criteria, management evaluates whether the decline in estimated fair value has resulted from credit losses or other factors. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the allowance for credit loss evaluation process include, but are not limited to: (i) the extent to which estimated fair value is less than amortized cost; (ii) any changes to the rating of the security by a rating agency; (iii) adverse conditions specifically related to the security, industry or geographic area; and (iv) payment structure of the fixed maturity security and the likelihood of the issuer being able to make payments in the future or the issuer's failure to make scheduled interest and principal payments. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss is deemed to exist and an allowance for credit losses is recorded, limited by the amount that the estimated fair value is less than the amortized cost basis, with a corresponding charge to net investment gains (losses). Any unrealized losses that have not been recorded through an allowance for credit losses are recognized in OCI.

Once a security specific allowance for credit losses is established, the present value of cash flows expected to be collected from the security continues to be reassessed. Any changes in the security specific allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in net investment gains (losses).

Fixed maturity securities are also evaluated to determine whether any amounts have become uncollectible. When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

33

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

Accrued interest receivables are presented separate from the amortized cost basis of fixed maturity securities. An allowance for credit losses is not estimated on an accrued interest receivable, rather receivable balances 90-days past due are deemed uncollectible and are written off with a corresponding reduction to net investment income. The accrued interest receivable on fixed maturity securities totaled $595 million and $527 million at December 31, 2022 and 2021, respectively, and is included in accrued investment income.

Fixed maturity securities are also evaluated to determine if they qualify as purchased financial assets with credit deterioration ("PCD"). To determine if the credit deterioration experienced since origination is more than insignificant, both (i) the extent of the credit deterioration and (ii) any rating agency downgrades are evaluated. For securities categorized as PCD assets, the present value of cash flows expected to be collected from the security are compared to the par value of the security. If the present value of cash flows expected to be collected is less than the par value, credit losses are embedded in the purchase price of the PCD asset. In this situation, both an allowance for credit losses and amortized cost gross-up is recorded, limited by the amount that the estimated fair value is less than the grossed-up amortized cost basis. Any difference between the purchase price and the present value of cash flows is amortized or accreted into net investment income over the life of the PCD asset. Any subsequent PCD asset allowance for credit losses is evaluated in a manner similar to the process described above for fixed maturity securities.

Current Period Evaluation

Based on the Company's current evaluation of its fixed maturity securities in an unrealized loss position and the current intent or requirement to sell, the Company recorded an allowance for credit losses of $6 million, relating to nineteen securities at December 31, 2022. Management concluded that for all other fixed maturity securities in an unrealized loss position, the unrealized loss was not due to issuer-specific credit-related factors and as a result was recognized in OCI. Where unrealized losses have not been recognized into income, it is primarily because the securities' bond issuer(s) are of high credit quality, management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in estimated fair value is largely due to changes in interest rates and non-issuer specific credit spreads. These issuers continued to make timely principal and interest payments and the estimated fair value is expected to recover as the securities approach maturity.

Allowance for Credit Losses for Fixed Maturity Securities

The allowance for credit losses for fixed maturity securities was $6 million and $11 million at December 31, 2022 and 2021, respectively. During the period, the change in allowance for fixed maturity securities by sector was immaterial. The Company recorded total write-offs of $10 million and $5 million for December 31, 2022 and 2021, respectively.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans are summarized as follows at:

	December 31,
	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
	(Dollars in millions)
Commercial	$13,547	59.2%	$12,159	61.4%
Agricultural	4,333	18.9	4,128	20.9
Residential	5,116	22.4	3,623	18.3
Total mortgage loans (1)	22,996	100.5	19,910	100.6
Allowance for credit losses	(119)	(0.5)	(123)	(0.6)
Total mortgage loans, net	$22,877	100.0%	$19,787	100.0%

(1)  Purchases of mortgage loans from third parties were $2.2 billion and $2.1 billion for the years ended December 31, 2022 and 2021, respectively, and were primarily comprised of residential mortgage loans.

34

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

Allowance for Credit Losses for Mortgage Loans

Evaluation and Measurement Methodologies

The allowance for credit losses is a valuation account that is deducted from the mortgage loan's amortized cost basis to present the net amount expected to be collected on the mortgage loan. The loan balance, or a portion of the loan balance, is written-off against the allowance when management believes this amount is uncollectible.

Accrued interest receivables are presented separate from the amortized cost basis of mortgage loans. An allowance for credit losses is generally not estimated on an accrued interest receivable, rather when a loan is placed in nonaccrual status the associated accrued interest receivable balance is written off with a corresponding reduction to net investment income. The accrued interest receivable on mortgage loans is included in accrued investment income and totaled $115 million and $95 million at December 31, 2022 and 2021, respectively.

The allowance for credit losses is estimated using relevant available information, from internal and external sources, relating to past events, current conditions, and a reasonable and supportable forecast. Historical credit loss experience provides the basis for estimating expected credit losses. Adjustments to historical loss information are made for differences in current loan-specific risk characteristics and environmental conditions. A reasonable and supportable forecast period of two-years is used with an input reversion period of one-year.

Mortgage loans are evaluated in each of the three portfolio segments to determine the allowance for credit losses. The loan-level loss rates are determined using individual loan terms and characteristics, risk pools/internal ratings, national economic forecasts, prepayment speeds, and estimated default and loss severity.

The resulting loss rates are applied to the mortgage loan's amortized cost to generate an allowance for credit losses. In certain situations, the allowance for credit losses is measured as the difference between the loan's amortized cost and liquidation value of the collateral. These situations include collateral dependent loans, expected troubled debt restructurings ("TDR"), foreclosure probable loans, and loans with dissimilar risk characteristics.

Mortgage loans are also evaluated to determine if they qualify as PCD assets. To determine if the credit deterioration experienced since origination is more than insignificant, the extent of credit deterioration is evaluated. All re-performing/ modified loan ("RPL") pools purchased after December 31, 2019 are determined to have been acquired with evidence of more than insignificant credit deterioration since origination and are classified as PCD assets. RPLs are pools of residential mortgage loans acquired at a discount or premium which have both credit and non-credit components. For PCD mortgage loans, the allowance for credit losses is determined using a similar methodology described above, except the loss-rate is determined at the pool level instead of the individual loan level. The initial allowance for credit losses, determined on a collective basis, is then allocated to the individual loans. The initial amortized cost of the loan is grossed-up to reflect the sum of the loan's purchase price and allowance for credit losses. The difference between the grossed-up amortized cost basis and the par value of the loan is a noncredit discount or premium, which is accreted or amortized into net investment income over the remaining life of the loan. Any subsequent PCD mortgage loan allowance for credit losses is evaluated in a manner similar to the process described above for each of the three portfolio segments.

35

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

Rollforward of the Allowance for Credit Losses for Mortgage Loans by Portfolio Segment

The changes in the allowance for credit losses by portfolio segment were as follows:

	Commercial	Agricultural	Residential	Total
	(In millions)
Balance at January 1, 2020	$27	$16	$21	$64
Current period provision	17	(1)	14	30
Balance at December 31, 2020	44	15	35	94
Current period provision	23	(3)	7	27
PCD credit allowance	—	—	2	2
Balance at December 31, 2021	67	12	44	123
Current period provision	5	3	11	19
Charge-offs, net of recoveries	(23)	—	—	(23)
Balance at December 31, 2022	$49	$15	$55	$119

PCD Mortgage Loans

Purchases of PCD mortgage loans are summarized as follows:

	December 31,
	2022	2021
	(In millions)
Purchase price	$62	$462
Allowance at acquisition date	—	2
Discount or premium attributable to other factors	7	(29)
Par value	$69	$435

36

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

Credit Quality of Mortgage Loans by Portfolio Segment

The amortized cost of mortgage loans by year of origination and credit quality indicator was as follows at:

	2022	2021	2020	2019	2018	Prior	Total
	(In millions)
December 31, 2022
Commercial mortgage loans
Loan-to-value ratios:
Less than 65%	$1,916	$2,819	$405	$1,493	$888	$3,624	$11,145
65% to 75%	503	354	—	271	367	402	1,897
76% to 80%	—	18	40	90	65	48	261
Greater than 80%	—	—	—	25	57	162	244
Total commercial mortgage loans	2,419	3,191	445	1,879	1,377	4,236	13,547
Agricultural mortgage loans
Loan-to-value ratios:
Less than 65%	532	1,163	418	496	643	710	3,962
65% to 75%	148	90	59	56	1	16	370
Greater than 80%	—	—	—	—	1	—	1
Total agricultural mortgage loans	680	1,253	477	552	645	726	4,333
Residential mortgage loans
Performing	1,266	1,745	167	215	168	1,491	5,052
Nonperforming	4	8	—	2	1	49	64
Total residential mortgage loans	1,270	1,753	167	217	169	1,540	5,116
Total	$4,369	$6,197	$1,089	$2,648	$2,191	$6,502	$22,996
	2021	2020	2019	2018	2017	Prior	Total
	(In millions)
December 31, 2021
Commercial mortgage loans
Loan-to-value ratios:
Less than 65%	$2,771	$437	$1,539	$986	$553	$3,300	$9,586
65% to 75%	633	92	383	406	127	458	2,099
76% to 80%	—	—	55	29	59	31	174
Greater than 80%	—	—	—	30	—	270	300
Total commercial mortgage loans	3,404	529	1,977	1,451	739	4,059	12,159
Agricultural mortgage loans
Loan-to-value ratios:
Less than 65%	1,150	539	510	674	284	608	3,765
65% to 75%	114	77	61	26	33	52	363
Total agricultural mortgage loans	1,264	616	571	700	317	660	4,128
Residential mortgage loans
Performing	1,124	202	270	230	132	1,606	3,564
Nonperforming	1	—	3	3	1	51	59
Total residential mortgage loans	1,125	202	273	233	133	1,657	3,623
Total	$5,793	$1,347	$2,821	$2,384	$1,189	$6,376	$19,910

37

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

The loan-to-value ratio is a measure commonly used to assess the quality of commercial and agricultural mortgage loans. The loan-to-value ratio compares the amount of the loan to the estimated fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. Performing status is a measure commonly used to assess the quality of residential mortgage loans. A loan is considered performing when the borrower makes consistent and timely payments.

The amortized cost of commercial mortgage loans by debt-service coverage ratio was as follows at:

	December 31,
	2022		2021
	Amortized Cost	% of Total	Amortized Cost	% of Total
	(Dollars in millions)
Debt-service coverage ratios:
Greater than 1.20x	$12,132	89.6%	$10,263	84.4%
1.00x — 1.20x	589	4.3	595	4.9
Less than 1.00x	826	6.1	1,301	10.7
Total	$13,547	100.0%	$12,159	100.0%

The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios less than 1.00 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A debt-service coverage ratio greater than 1.00 times indicates an excess of net operating income over the debt-service payments.

Past Due Mortgage Loans by Portfolio Segment

The Company has a high-quality, well-performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both December 31, 2022 and 2021. Delinquency is defined consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans — 60 days and agricultural mortgage loans — 90 days.

The aging of the amortized cost of past due mortgage loans by portfolio segment was as follows at:

	December 31,
	2022				2021
	Commercial	Agricultural	Residential	Total	Commercial	Agricultural	Residential	Total
	(In millions)
Current	$13,547	$4,314	$5,041	$22,902	$12,159	$4,128	$3,550	$19,837
30-59 days past due	—	—	11	11	—	—	14	14
60-89 days past due	—	—	16	16	—	—	14	14
90-179 days past due	—	3	31	34	—	—	29	29
180+ days past due	—	16	17	33	—	—	16	16
Total	$13,547	$4,333	$5,116	$22,996	$12,159	$4,128	$3,623	$19,910

38

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

Mortgage Loans in Nonaccrual Status by Portfolio Segment

Mortgage loans are placed in a nonaccrual status if there are concerns regarding collectability of future payments or the loan is past due, unless the past due loan is well collateralized.

The amortized cost of mortgage loans in a nonaccrual status by portfolio segment was as follows at:

	Commercial	Agricultural	Residential (1)	Total
	(In millions)
December 31, 2022	$11	$3	$64	$78
December 31, 2021	$—	$—	$59	$59

(1)  All mortgage loans in nonaccrual status had an allowance for credit losses at both December 31, 2022 and 2021.

Current period investment income on mortgage loans in nonaccrual status was $2 million and $1 million for the years ended December 31, 2022 and 2021, respectively.

Modified Mortgage Loans by Portfolio Segment

Under certain circumstances, modifications are granted to nonperforming mortgage loans. Each modification is evaluated to determine if a TDR has occurred. A modification is a TDR when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the amount of debt owed, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company did not have a significant amount of mortgage loans modified in a TDR during both years ended December 31, 2022 and 2021.

Other Invested Assets

Over 75% of other invested assets is comprised of freestanding derivatives with positive estimated fair values. See Note 7 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes the Company's investment in company-owned life insurance, FHLB stock, the intercompany lending facility, tax credit and renewable energy partnerships and leveraged leases.

Leveraged Leases

The carrying value of leveraged leases was $48 million and $49 million at December 31, 2022 and 2021, respectively. The allowance for credit losses was $13 million, at both December 31, 2022 and 2021. Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 10 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. Nonperforming rental receivables are generally defined as those that are 90 days or more past due. At both December 31, 2022 and 2021, all leveraged leases were performing.

Net Unrealized Investment Gains (Losses)

Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

39

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Fixed maturity securities	$(8,632)	$8,251	$11,818
Derivatives	628	320	162
Other	(7)	(27)	(16)
Subtotal	(8,011)	8,544	11,964
Amounts allocated from:
Future policy benefits	964	(3,210)	(4,598)
DAC and VOBA	392	(387)	(494)
Subtotal	1,356	(3,597)	(5,092)
Deferred income tax benefit (expense)	1,398	(1,039)	(1,443)
Net unrealized investment gains (losses)	$(5,257)	$3,908	$5,429

The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Balance at January 1,	$3,908	$5,429	$3,229
Unrealized investment gains (losses) during the year	(16,555)	(3,420)	4,853
Unrealized investment gains (losses) relating to:
Future policy benefits	4,174	1,388	(1,907)
DAC and VOBA	779	107	(162)
Deferred income tax benefit (expense)	2,437	404	(584)
Balance at December 31,	$(5,257)	$3,908	$5,429
Change in net unrealized investment gains (losses)	$(9,165)	$(1,521)	$2,200

Concentrations of Credit Risk

There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2022 and 2021.

Securities Lending

Elements of the securities lending program are presented below at:

	December 31,
	2022	2021
	(In millions)
Securities on loan: (1)
Amortized cost	$3,995	$3,573
Estimated fair value	$3,638	$4,539
Cash collateral received from counterparties (2)	$3,731	$4,611
Securities collateral received from counterparties (3)	$—	$2
Reinvestment portfolio — estimated fair value	$3,603	$4,730

(1)  Included in fixed maturity securities.

(2)  Included in payables for collateral under securities loaned and other transactions.

40

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

(3)  Securities collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reported on the consolidated financial statements.

The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2022				December 31, 2021
	Open (1)	1 Month or Less	1 to 6 Months	Total	Open (1)	1 Month or Less	1 to 6 Months	Total
	(In millions)
U.S. government and agency	$640	$1,527	$984	$3,151	$1,094	$2,125	$1,391	$4,610
U.S. corporate	2	410	—	412	1	—	—	1
Foreign corporate	—	152	—	152	—	—	—	—
Foreign government	—	16	—	16	—	—	—	—
Total	$642	$2,105	$984	$3,731	$1,095	$2,125	$1,391	$4,611

(1)  The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized in normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2022 was $627 million, comprised of U.S. government and agency and U.S. corporate securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including ABS, agency RMBS, U.S. government and agency securities, U.S. and foreign corporate securities, non-agency RMBS and CMBS) with 56% invested in agency RMBS, U.S. government and agency securities and cash and cash equivalents at December 31, 2022. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

Invested assets on deposit, held in trust and pledged as collateral at estimated fair value were as follows at:

	December 31,
	2022	2021
	(In millions)
Invested assets on deposit (regulatory deposits) (1)	$7,996	$9,996
Invested assets held in trust (reinsurance agreements) (2)	5,592	6,023
Invested assets pledged as collateral (3)	13,920	5,116
Total invested assets on deposit, held in trust and pledged as collateral	$27,508	$21,135

(1)  The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $21 million and $25 million of the assets on deposit represents restricted cash and cash equivalents at December 31, 2022 and 2021, respectively.

(2)  The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions, of which $233 million and $118 million of the assets held in trust balance represents restricted cash and cash equivalents at December 31, 2022 and 2021, respectively.

41

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

(3)  The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 3) and derivative transactions (see Note 7).

See "— Securities Lending" for information regarding securities on loan. In addition, the Company's investment in FHLB common stock, which is considered restricted until redeemed by the issuer, was $201 million and $70 million at redemption value at December 31, 2022 and 2021, respectively.

Collectively Significant Equity Method Investments

The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $4.8 billion at December 31, 2022. The Company's maximum exposure to loss related to these equity method investments is the carrying value of these investments plus unfunded commitments of $1.6 billion at December 31, 2022. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for each of the years ended December 31, 2022, 2021 and 2020. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities or earnings of such entities.

The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended December 31, 2022, 2021 and 2020. Aggregate total assets of these entities totaled $879.8 billion and $811.7 billion at December 31, 2022 and 2021, respectively. Aggregate total liabilities of these entities totaled $109.2 billion and $103.2 billion at December 31, 2022 and 2021, respectively. Aggregate net income (loss) of these entities totaled ($12.8) billion, $22.6 billion and $37.7 billion for the years ended December 31, 2022, 2021 and 2020, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

A variable interest entity ("VIE") is a legal entity that does not have sufficient equity at risk to finance its activities or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity.

The Company enters into various arrangements with VIEs in the normal course of business and has invested in legal entities that are VIEs. VIEs are consolidated when it is determined that the Company is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. In addition, the evaluation of whether a legal entity is a VIE and if the Company is a primary beneficiary includes a review of the capital structure of the VIE, the related contractual relationships and terms, the nature of the operations and purpose of the VIE, the nature of the VIE interests issued and the Company's involvement with the entity.

There were no material VIEs for which the Company has concluded that it is the primary beneficiary at either December 31, 2022 or 2021.

42

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

The carrying amount and maximum exposure to loss related to the VIEs for which the Company has concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

	December 31,
	2022		2021
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
	(In millions)
Fixed maturity securities	$15,781	$17,334	$16,326	$15,659
Limited partnerships and LLCs	4,123	5,478	3,666	5,101
Total	$19,904	$22,812	$19,992	$20,760

The Company's investments in unconsolidated VIEs are described below.

Fixed Maturity Securities

The Company invests in U.S. corporate bonds, foreign corporate bonds and Structured Securities issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "— Fixed Maturity Securities Available-for-sale" for information on these securities.

Limited Partnerships and LLCs

The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 13.

43

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

Net Investment Income

The components of net investment income were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Investment income:
Fixed maturity securities	$3,044	$2,794	$2,659
Equity securities	2	5	6
Mortgage loans	840	686	663
Policy loans	42	41	34
Limited partnerships and LLCs (1)	263	1,391	240
Cash, cash equivalents and short-term investments	56	3	41
Other	66	42	52
Total investment income	4,313	4,962	3,695
Less: Investment expenses	249	147	167
Net investment income	$4,064	$4,815	$3,528

(1)  Includes net investment income pertaining to other limited partnership interests of $170 million, $1.3 billion and $225 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Net Investment Gains (Losses)

Components of Net Investment Gains (Losses)

The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Fixed maturity securities	$(188)	$(22)	$298
Equity securities	(12)	—	—
Mortgage loans	(20)	(29)	(27)
Limited partnerships and LLCs	(20)	—	(3)
Other	—	(12)	11
Total net investment gains (losses)	$(240)	$(63)	$279

Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($18) million, $0 and $7 million for the years ended December 31, 2022, 2021 and 2020, respectively.

44

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

6. Investments (continued)

Sales or Disposals of Fixed Maturity Securities

Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Proceeds	$6,557	$6,201	$3,201
Gross investment gains	$55	$96	$389
Gross investment losses	(236)	(100)	(76)
Net investment gains (losses)	$(181)	$(4)	$313

7. Derivatives

Accounting for Derivatives

See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral").

Interest Rate Derivatives

Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and ULSG. Interest rate swaps are used in non-qualifying hedging relationships.

Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

Interest rate floors: The Company uses interest rate floors to protect against a decline in interest rates on floating rate assets in the Company's institutional spread margin business. Interest rate floors are used in non-qualifying hedging relationships.

Interest rate swaptions: The Company uses interest rate swaptions to manage the collective interest rate risks primarily in variable annuity products and ULSG. Interest rate swaptions are used in non-qualifying hedging relationships. Interest rate swaptions are included in interest rate options.

Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and ULSG. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

Foreign Currency Exchange Rate Derivatives

Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

45

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

7. Derivatives (continued)

Credit Derivatives

Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

Credit default swaptions: The Company uses credit default swaptions to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. Swaptions are used to create callable bonds from replication synthetic asset transaction ("RSAT") positions. This enhances the income of the RSAT program through earned premiums while not changing the credit profile of the RSATs. Credit default swaptions are used in non-qualifying hedging relationships.

Equity Market Derivatives

Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products and certain invested assets against adverse changes in equity markets. Certain of these contracts may also contain settlement provisions linked to interest rates ("hybrid options"). Equity index options are used in non-qualifying hedging relationships.

Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity total return swaps to hedge index-linked annuity products against adverse changes in equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

46

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

7. Derivatives (continued)

Primary Risks Managed by Derivatives

The primary underlying risk exposure, gross notional amount, and estimated fair value of derivatives held were as follows at:

		December 31,
		2022			2021
		Gross Notional	Estimated Fair Value		Gross Notional	Estimated Fair Value
	Primary Underlying Risk Exposure	Amount	Assets	Liabilities	Amount	Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards	Interest rate	$60	$—	$12	$180	$30	$—
Foreign currency swaps	Foreign currency exchange rate	3,981	584	8	3,237	220	22
Total qualifying hedges		4,041	584	20	3,417	250	22
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate swaps	Interest rate	3,145	98	46	2,595	325	17
Interest rate floors	Interest rate	3,250	12	3	—	—	—
Interest rate caps	Interest rate	6,350	137	43	5,100	29	4
Interest rate options	Interest rate	28,688	22	232	8,050	83	—
Interest rate forwards	Interest rate	18,168	35	2,466	9,808	627	109
Foreign currency swaps	Foreign currency exchange rate	810	147	—	956	94	21
Foreign currency forwards	Foreign currency exchange rate	295	1	1	288	—	4
Credit default swaps — written	Credit	1,757	18	2	1,724	39	1
Credit default swaptions	Credit	100	—	—	150	—	—
Equity index options	Equity market	17,229	697	351	24,692	1,155	877
Equity variance swaps	Equity market	—	—	—	281	9	1
Equity total return swaps	Equity market	32,909	520	747	32,719	493	588
Hybrid options	Equity market	—	—	—	900	8	—
Total non-designated or non-qualifying derivatives		112,701	1,687	3,891	87,263	2,862	1,622
Embedded derivatives:
Ceded guaranteed minimum income benefits	Other	N/A	117	—	N/A	186	—
Direct index-linked annuities	Other	N/A	—	3,564	N/A	—	6,211
Direct guaranteed minimum benefits	Other	N/A	—	1,371	N/A	—	1,725
Assumed guaranteed minimum benefits	Other	N/A	—	285	N/A	—	427
Assumed index-linked annuities	Other	N/A	—	368	N/A	—	437
Total embedded derivatives		N/A	117	5,588	N/A	186	8,800
Total		$116,742	$2,388	$9,499	$90,680	$3,298	$10,444

Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2022 and 2021. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in Accounting Standards Codification 815 — Derivatives and Hedging; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

47

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

7. Derivatives (continued)

The amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses) pertaining to hedged items reported in net derivative gains (losses) were as follows:

	Year Ended December 31, 2022
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate	$5	$—	$4	$(50)
Foreign currency exchange rate	12	(11)	52	379
Total cash flow hedges	17	(11)	56	329
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	(4,001)	—	—	—
Foreign currency exchange rate	95	(16)	—	—
Credit	(2)	—	—	—
Equity market	590	—	—	—
Embedded	3,730	—	—	—
Total non-qualifying hedges	412	(16)	—	—
Total	$429	$(27)	$56	$329
	Year Ended December 31, 2021
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate	$2	$—	$3	$(20)
Foreign currency exchange rate	7	(3)	34	190
Total cash flow hedges	9	(3)	37	170
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	(717)	—	—	—
Foreign currency exchange rate	48	2	—	—
Credit	17	—	—	—
Equity market	(486)	—	—	—
Embedded	(1,229)	—	—	—
Total non-qualifying hedges	(2,367)	2	—	—
Total	$(2,358)	$(1)	$37	$170

48

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

7. Derivatives (continued)

	Year Ended December 31, 2020
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate	$2	$—	$3	$77
Foreign currency exchange rate	13	(6)	36	(129)
Total cash flow hedges	15	(6)	39	(52)
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	3,557	—	—	—
Foreign currency exchange rate	(17)	(7)	—	—
Credit	18	—	—	—
Equity market	(1,367)	—	—	—
Embedded	(2,325)	—	—	—
Total non-qualifying hedges	(134)	(7)	—	—
Total	$(119)	$(13)	$39	$(52)

At December 31, 2022 and 2021, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions was one year and two years, respectively.

At December 31, 2022 and 2021, the balance in AOCI associated with cash flow hedges was $628 million and $320 million, respectively.

Credit Derivatives

In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

The estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps were as follows at:

	December 31,
	2022			2021
Rating Agency Designation of Referenced Credit Obligations (1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
	(Dollars in millions)
Aaa/Aa/A	$7	$544	2.2	$12	$589	2.4
Baa	8	1,185	5.0	27	1,131	5.0
Ba	2	24	4.0	—	—	0.0
Caa and Lower	(1)	4	3.0	(1)	4	4.0
Total	$16	$1,757	4.1	$38	$1,724	4.1

49

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

7. Derivatives (continued)

(1)  The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2)  The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

The estimated fair values of net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

		Gross Amounts NotOffset on the Consolidated Balance Sheets
	Gross Amount Recognized	Financial Instruments (1)	Collateral Received/Pledged (2)	Net Amount	Securities Collateral Received/Pledged (3)	Net Amount After Securities Collateral
	(In millions)
December 31, 2022
Derivative assets	$2,295	$(1,659)	$(629)	$7	$(5)	$2
Derivative liabilities	$3,910	$(1,659)	$—	$2,251	$(2,251)	$—
December 31, 2021
Derivative assets	$3,113	$(1,155)	$(1,480)	$478	$(413)	$65
Derivative liabilities	$1,632	$(1,155)	$—	$477	$(477)	$—

(1)  Represents amounts subject to an enforceable master netting agreement or similar agreement.

(2)  The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3)  Securities collateral received from counterparties is not reported on the consolidated balance sheets and may not be sold or re-pledged unless the counterparty is in default. Amounts do not include excess of collateral pledged or received.

The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

50

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

7. Derivatives (continued)

The aggregate estimated fair values of derivatives in a net liability position containing such credit-contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments were as follows at:

	December 31,
	2022	2021
	(In millions)
Estimated fair value of derivatives in a net liability position (1)	$2,251	$477
Estimated Fair Value of Collateral Provided (2):
Fixed maturity securities	$4,894	$839

(1)  After taking into consideration the existence of netting agreements.

(2)  Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract. As a result, if the credit-contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately. Additionally, the Company is required to pledge initial margin for certain new OTC-bilateral derivative transactions to third-party custodians.

8. Fair Value

When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

51

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

Recurring Fair Value Measurements

The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

	December 31, 2022
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$30,973	$1,189	$32,162
Foreign corporate	—	9,894	598	10,492
U.S. government and agency	3,507	4,391	—	7,898
RMBS	—	7,477	14	7,491
CMBS	—	6,504	33	6,537
ABS	—	5,037	318	5,355
State and political subdivision	—	3,741	—	3,741
Foreign government	—	1,043	38	1,081
Total fixed maturity securities	3,507	69,060	2,190	74,757
Equity securities	12	27	27	66
Short-term investments	206	93	—	299
Derivative assets: (1)
Interest rate	—	304	—	304
Foreign currency exchange rate	—	703	29	732
Credit	—	10	8	18
Equity market	—	1,217	—	1,217
Total derivative assets	—	2,234	37	2,271
Embedded derivatives within asset host contracts (2)	—	—	117	117
Separate account assets	29	78,851	—	78,880
Total assets	$3,754	$150,265	$2,371	$156,390
Liabilities
Derivative liabilities: (1)
Interest rate	$—	$2,802	$—	$2,802
Foreign currency exchange rate	—	9	—	9
Credit	—	—	2	2
Equity market	—	1,098	—	1,098
Total derivative liabilities	—	3,909	2	3,911
Embedded derivatives within liability host contracts (2)	—	—	5,588	5,588
Total liabilities	$—	$3,909	$5,590	$9,499
52

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

	December 31, 2021
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$37,568	$906	$38,474
Foreign corporate	—	11,112	493	11,605
U.S. government and agency	3,159	6,009	—	9,168
RMBS	—	9,209	11	9,220
CMBS	—	7,149	44	7,193
ABS	—	4,110	165	4,275
State and political subdivision	—	4,760	—	4,760
Foreign government	—	1,806	26	1,832
Total fixed maturity securities	3,159	81,723	1,645	86,527
Equity securities	21	61	13	95
Short-term investments	640	20	2	662
Derivative assets: (1)
Interest rate	—	1,094	—	1,094
Foreign currency exchange rate	—	304	10	314
Credit	—	27	12	39
Equity market	—	1,649	16	1,665
Total derivative assets	—	3,074	38	3,112
Embedded derivatives within asset host contracts (2)	—	—	186	186
Separate account assets	41	106,184	—	106,225
Total assets	$3,861	$191,062	$1,884	$196,807
Liabilities
Derivative liabilities: (1)
Interest rate	$—	$130	$—	$130
Foreign currency exchange rate	—	47	—	47
Credit	—	—	1	1
Equity market	—	1,465	1	1,466
Total derivative liabilities	—	1,642	2	1,644
Embedded derivatives within liability host contracts (2)	—	—	8,800	8,800
Total liabilities	$—	$1,642	$8,802	$10,444

(1)  Derivative assets are reported in other invested assets and derivative liabilities are reported in other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2)  Embedded derivatives within asset host contracts are reported in premiums, reinsurance and other receivables. Embedded derivatives within liability host contracts are reported in policyholder account balances.

53

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

Valuation Controls and Procedures

The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

The fair value of financial assets and financial liabilities is based on quoted market prices, where available. Prices received are assessed to determine if they represent a reasonable estimate of fair value. Several controls are performed, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

A formal process is also applied to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, the last available price will be used.

Additional controls are performed, such as, balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2022.

Determination of Fair Value

Fixed Maturity Securities

The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

54

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

Equity Securities and Short-term Investments

The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

Derivatives

The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Embedded Derivatives

Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

55

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

The Company issues certain variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain portions of GMIBs are accounted for as embedded derivatives and measured at estimated fair value separately from the host variable annuity contract. These embedded derivatives are classified in policyholder account balances, with changes in estimated fair value reported in net derivative gains (losses).

The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital markets assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

Capital markets assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly-traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital markets inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims-paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

Risk margins are established to capture the non-capital markets risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified in policyholder account balances.

The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

Transfers Into or Out of Level 3:

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

56

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) were as follows at:

			December 31, 2022		December 31, 2021		Impact of Increase in Input
	Valuation Techniques	Significant Unobservable Inputs	Range		Range		on Estimated Fair Value
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	• Option pricing techniques	• Mortality rates	0.03	% - 12.62%	0.03	% - 12.62%	Decrease (1)
		• Lapse rates	0.30	% - 14.50%	0.30	% - 14.50%	Decrease (2)
		• Utilization rates	0.00	% - 25.00%	0.00	% - 25.00%	Increase (3)
		• Withdrawal rates	0.25	% - 10.00%	0.25	% - 10.00%	(4)
		• Long-term equity volatilities	16.46	% - 22.01%	16.44	% - 22.16%	Increase (5)
		• Nonperformance risk spread	0.00	% - 1.98%	(0.38	)% - 1.49%	Decrease (6)

(1)  Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2)  The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3)  The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4)  The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5)  Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6)  Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

57

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

58

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

The changes in assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3) were summarized as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	Corporate (1)	Structured Securities	Foreign Government	Equity Securities	Short-term Investments	Net Derivatives (2)	Net Embedded Derivatives (3)	Separate Account Assets (4)
	(In millions)
Balance, January 1, 2021	$684	$67	$—	$3	$—	$2	$(7,301)	$3
Total realized/unrealized gains (losses) included in net income (loss) (5) (6)	(1)	—	—	—	—	1	(1,229)	—
Total realized/unrealized gains (losses) included in AOCI	(7)	—	—	—	—	12	—	—
Purchases (7)	951	202	26	10	2	20	—	—
Sales (7)	(53)	(12)	—	—	—	—	—	—
Issuances (7)	—	—	—	—	—	—	—	—
Settlements (7)	—	—	—	—	—	—	(84)	—
Transfers into Level 3 (8)	52	—	—	—	—	—	—	—
Transfers out of Level 3 (8)	(227)	(37)	—	—	—	1	—	(3)
Balance, December 31, 2021	1,399	220	26	13	2	36	(8,614)	—
Total realized/unrealized gains (losses) included in net income (loss) (5) (6)	(5)	1	—	—	—	(9)	3,730	—
Total realized/unrealized gains (losses) included in AOCI	(266)	(23)	(10)	—	—	17	—	—
Purchases (7)	933	251	5	14	—	1	—	—
Sales (7)	(184)	(16)	(2)	—	(2)	(9)	—	—
Issuances (7)	—	—	—	—	—	—	—	—
Settlements (7)	—	—	—	—	—	—	(587)	—
Transfers into Level 3 (8)	94	33	19	—	—	—	—	—
Transfers out of Level 3 (8)	(184)	(101)	—	—	—	(1)	—	—
Balance, December 31, 2022	$1,787	$365	$38	$27	$—	$35	$(5,471)	$—
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2020 (9)	$(5)	$—	$—	$—	$—	$(4)	$(2,398)	$—
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2021 (9)	$(2)	$—	$—	$—	$—	$(11)	$(761)	$—
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2022 (9)	$3	$—	$—	$1	$—	$(1)	$3,432	$—
Changes in unrealized gains (losses) included in OCI for the instruments still held at December 31, 2020 (9)	$(3)	$1	$—	$—	$—	$(9)	$—	$—
Changes in unrealized gains (losses) included in OCI for the instruments still held as of December 31, 2021 (9)	$(6)	$—	$—	$—	$—	$12	$—	$—
Changes in unrealized gains (losses) included in OCI for the instruments still held as of December 31, 2022 (9)	$(268)	$(23)	$(10)	$—	$—	$17	$—	$—
Gains (Losses) Data for the year ended December 31, 2020:
Total realized/unrealized gains (losses) included in net income (loss) (5) (6)	$(6)	$—	$—	$—	$—	$9	$(2,325)	$—
Total realized/unrealized gains (losses) included in AOCI	$(3)	$1	$—	$—	$—	$(9)	$—	$—

59

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

(1)  Comprised of U.S. and foreign corporate securities.

(2)  Freestanding derivative assets and liabilities are reported net for purposes of the rollforward.

(3)  Embedded derivative assets and liabilities are reported net for purposes of the rollforward.

(4)  Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are reported in net investment gains (losses).

(5)  Amortization of premium/accretion of discount is included in net investment income. Changes in the allowance for credit losses and direct write-offs are charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/ unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6)  Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7)  Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8)  Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9)  Changes in unrealized gains (losses) included in net income (loss) for fixed maturities are reported in either net investment income or net investment gains (losses). Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

60

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

8. Fair Value (continued)

The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

	December 31, 2022
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$22,877	$—	$—	$20,760	$20,760
Policy loans	$898	$—	$477	$453	$930
Other invested assets	$341	$—	$201	$140	$341
Premiums, reinsurance and other receivables	$5,915	$—	$77	$5,988	$6,065
Liabilities
Policyholder account balances	$31,223	$—	$—	$30,303	$30,303
Short-term debt	$125	$—	$—	$125	$125
Long-term debt	$838	$—	$28	$714	$742
Other liabilities	$1,009	$—	$212	$797	$1,009
Separate account liabilities	$1,022	$—	$1,022	$—	$1,022
	December 31, 2021
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$19,787	$—	$—	$20,591	$20,591
Policy loans	$869	$—	$470	$568	$1,038
Other invested assets	$85	$—	$70	$15	$85
Premiums, reinsurance and other receivables	$3,075	$—	$20	$3,583	$3,603
Liabilities
Policyholder account balances	$23,507	$—	$—	$23,487	$23,487
Long-term debt	$841	$—	$36	$1,087	$1,123
Other liabilities	$886	$—	$60	$816	$876
Separate account liabilities	$1,437	$—	$1,437	$—	$1,437

61

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

9. Long-term and Short-term Debt

Long-term debt outstanding was as follows at:

			December 31,
	Stated Interest Rate	Maturity	2022	2021
			(In millions)
Surplus note — affiliated (1)	8.070%	2059	$412	$412
Surplus note — affiliated (1)	8.150%	2058	200	200
Surplus note — affiliated (1)	7.800%	2058	200	200
Other long-term debt — unaffiliated (2)	7.028%	2030	26	29
Total long-term debt			$838	$841

(1)  Interest on affiliated surplus notes is payable annually. Payments of interest and principal may be made only with the prior approval of the Delaware Department of Insurance.

(2)  Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

The aggregate maturities of long-term debt at December 31, 2022 were $2 million in each of 2023 and 2024, $3 million in each of 2025, 2026 and 2027, and $825 million thereafter.

Interest expense related to long-term and short-term debt of $70 million, $67 million and $68 million for the years ended December 31, 2022, 2021 and 2020, respectively, is included in other expenses, of which $68 million, $65 million and $65 million, respectively, was associated with affiliated debt.

Intercompany Liquidity Facilities

BHF has established an intercompany liquidity facility with certain of its insurance and non-insurance subsidiaries to provide short-term liquidity within and across the combined group of companies. Under the facility, which is comprised of a series of revolving loan agreements among BHF and its participating subsidiaries, each company may lend to or borrow from each other, subject to certain maximum limits for a term of up to 364 days, depending on the agreement.

On May 16, 2022, BH Holdings issued a $125 million promissory note to Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY ("BHNY") issued a $125 million promissory note to BH Holdings (the "May 2022 Promissory Notes"), in which both notes bore interest at a fixed rate of 2.5363%. Upon maturity on August 16, 2022, the May 2022 Promissory Notes were replaced by two new promissory notes which bore interest at a fixed rate of 4.0466% (the "August 2022 Promissory Notes"). Upon maturity on November 16, 2022, the August 2022 Promissory Notes were replaced by two new promissory notes that bear interest at a fixed rate of 5.7689% and 5.4504%, respectively, and both mature on February 16, 2023 (the "November 2022 Promissory Notes"). See Note 15 for more information.

Committed Facilities

Reinsurance Financing Arrangement

Brighthouse Reinsurance Company of Delaware ("BRCD") maintains a financing arrangement with a pool of highly rated third-party reinsurers consisting of credit-linked notes that each mature in 2039. Effective December 31, 2022, with the explicit permission of the Delaware Commissioner, BRCD amended its financing agreement to increase the maximum facility from $12.0 billion to $15.0 billion. At December 31, 2022, there were no borrowings and there was $15.0 billion of funding available under this financing arrangement. For the years ended December 31, 2022, 2021 and 2020, the Company recognized commitment fees of $26 million, $34 million and $30 million, respectively, in other expenses associated with this financing arrangement.

62

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

9. Long-term and Short-term Debt (continued)

Repurchase Facilities

At December 31, 2022, Brighthouse Life Insurance Company maintains secured committed repurchase facilities (the "Repurchase Facilities") under which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion for a term of up to three years. Under the Repurchase Facilities, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (up to three months) and at a price which represents the original purchase price plus interest. At December 31, 2022, there were no borrowings under the Repurchase Facilities.

10. Equity

Statutory Financial Information

The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The requirements are used by regulators to assess the minimum amount of statutory capital needed for an insurance company to support its operations, based on its size and risk profile. RBC is based on the statutory financial statements and is calculated in a manner prescribed by the NAIC, with the RBC ratio equal to the total adjusted capital ("TAC") divided by the applicable company action level. Companies below minimum RBC ratios are subject to corrective action. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of such minimums for all periods presented.

Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2022	2021	2020
		(In millions)
Brighthouse Life Insurance Company	Delaware	$1,373	$(156)	$(979)
Brighthouse Life Insurance Company of NY	New York	$(152)	$(52)	$(390)

Statutory capital and surplus was as follows at:

	December 31,
Company	2022	2021
	(In millions)
Brighthouse Life Insurance Company	$6,349	$7,763
Brighthouse Life Insurance Company of NY	$223	$357

The Company has a reinsurance subsidiary, BRCD, which reinsures risks including level premium term life and ULSG assumed from other Brighthouse Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Insurance Commissioner ("Delaware Commissioner"), has included the value of credit-linked notes as admitted assets, which resulted in higher statutory capital and surplus of $10.7 billion and $8.6 billion for the years ended December 31, 2022 and 2021, respectively.

The statutory net income (loss) of BRCD was ($208) million, $543 million and $145 million for the years ended December 31, 2022, 2021 and 2020, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $696 million and $644 million at December 31, 2022 and 2021, respectively.

63

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

10. Equity (continued)

Dividend Restrictions

The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

	2023	2022	2021	2020
Company	Permitted Without Approval (1)	Paid (2)	Paid (2)	Paid (2)
	(In millions)
Brighthouse Life Insurance Company	$527	$—	$550	$1,250
Brighthouse Life Insurance Company of NY	$22	$—	$—	$—

(1)  Reflects dividend amounts that may be paid during 2023 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2023, some or all of such dividends may require regulatory approval to the extent dividends were paid in 2022.

(2)  Reflects all amounts paid, including those requiring regulatory approval.

Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

Under New York insurance laws, BHNY is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent in any calendar year based on one of two standards. Under one standard, BHNY is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)", excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, BHNY may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid from a source other than earned surplus, BHNY may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, BHNY will be permitted to pay a dividend to its parent in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the NY Superintendent, and the NY Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. To the extent BHNY pays a stockholder dividend, such dividend will be paid to Brighthouse Life Insurance Company, its direct parent and sole stockholder.

64

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

10. Equity (continued)

Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. BRCD did not pay any extraordinary dividends during the year ended December 31, 2022. During the year ended December 31, 2021, BRCD paid an extraordinary dividend in the form of the settlement of affiliated reinsurance balances of $400 million, invested assets of $197 million and cash of $3 million. During the year ended December 31, 2020, BRCD paid an extraordinary dividend in the form of invested assets of $423 million and the settlement of affiliated reinsurance balances of $177 million, which was approved by the Delaware Commissioner in December 2019. During each of the years ended December 31, 2022, 2021 and 2020, BRCD paid cash dividends of $1 million to its preferred shareholders.

Accumulated Other Comprehensive Income (Loss)

Information regarding changes in the balances of each component of AOCI was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Total
	(In millions)
Balance at December 31, 2019	$3,066	$163	$(14)	$3,215
OCI before reclassifications (2)	3,159	(52)	19	3,126
Deferred income tax benefit (expense) (3)	(663)	11	(13)	(665)
AOCI before reclassifications, net of income tax	5,562	122	(8)	5,676
Amounts reclassified from AOCI	(305)	(18)	—	(323)
Deferred income tax benefit (expense) (3)	64	4	—	68
Amounts reclassified from AOCI, net of income tax	(241)	(14)	—	(255)
Balance at December 31, 2020	5,321	108	(8)	5,421
OCI before reclassifications	(2,090)	170	1	(1,919)
Deferred income tax benefit (expense) (3)	438	(36)	—	402
AOCI before reclassifications, net of income tax	3,669	242	(7)	3,904
Amounts reclassified from AOCI	7	(12)	—	(5)
Deferred income tax benefit (expense) (3)	(1)	3	—	2
Amounts reclassified from AOCI, net of income tax	6	(9)	—	(3)
Balance at December 31, 2021	3,675	233	(7)	3,901
OCI before reclassifications	(12,112)	329	(22)	(11,805)
Deferred income tax benefit (expense) (3)	2,524	(50)	4	2,478
AOCI before reclassifications, net of income tax	(5,913)	512	(25)	(5,426)
Amounts reclassified from AOCI	202	(21)	—	181
Deferred income tax benefit (expense) (3)	(42)	5	—	(37)
Amounts reclassified from AOCI, net of income tax	160	(16)	—	144
Balance at December 31, 2022	$(5,753)	$496	$(25)	$(5,282)

(1)  See Note 6 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)  Includes $3 million related to the adoption of the allowance for credit losses guidance

(3)  The effects of income taxes on amounts recorded in AOCI are also recognized in AOCI. These income tax effects are released from AOCI when the related activity is reclassified into results from operations.

65

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

10. Equity (continued)

Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statements of Operations Locations
	Years Ended December 31,
	2022	2021	2020
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains(losses)	$(182)	$(4)	$319	Net investment gains (losses)
Net unrealized investment gains (losses)	(20)	(3)	(14)	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	(202)	(7)	305
Income tax (expense) benefit	42	1	(64)
Net unrealized investment gains (losses), net of income tax	(160)	(6)	241
Unrealized gains (losses) on derivatives — cash flow hedges:
Interest rate swaps	5	2	2	Net derivative gains (losses)
Interest rate swaps	4	3	3	Net investment income
Foreign currency swaps	12	7	13	Net derivative gains (losses)
Gains (losses) on cash flow hedges, before income tax	21	12	18
Income tax (expense) benefit	(5)	(3)	(4)
Gains (losses) on cash flow hedges, net of income tax	16	9	14
Total reclassifications, net of income tax	$(144)	$3	$255

11. Other Revenues and Other Expenses

Other Revenues

The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

Other revenues consisted primarily of 12b-1 fees of $217 million, $264 million and $235 million for the years ended December 31, 2022, 2021 and 2020, respectively, of which substantially all were reported in the Annuities segment.

66

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

11. Other Expenses (continued)

Other Expenses

Information on other expenses was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Compensation	$336	$360	$321
Contracted services and other labor costs	266	249	251
Transition services agreements	55	119	122
Establishment costs	63	93	194
Premium and other taxes, licenses and fees	49	47	39
Volume related costs, excluding compensation, net of DAC capitalization	478	643	591
Interest expense on debt	70	67	68
Other	358	222	258
Total other expenses	$1,675	$1,800	$1,844

Capitalization of DAC

See Note 4 for additional information on the capitalization of DAC.

Interest Expense on Debt

See Note 9 for attribution of interest expense by debt issuance.

Related Party Expenses

See Note 14 for a discussion of related party expenses included in the table above.

12. Income Tax

The provision for income tax was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Current:
Federal	$(88)	$5	$—
Deferred:
Federal	(120)	(76)	(433)
Provision for income tax expense (benefit)	$(208)	$(71)	$(433)

67

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

12. Income Tax (continued)

The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

	Years Ended December 31,
	2022	2021	2020
	(Dollars in millions)
Tax provision at statutory rate	$(57)	$(1)	$(365)
Tax effect of:
Resolution of prior years	(71)	(3)	—
Dividends received deduction	(32)	(34)	(38)
Change in uncertain tax benefits	(20)	—	—
Tax credits	(19)	(15)	(24)
Return to provision	(5)	12	2
Adjustments to deferred tax	(2)	(48)	(6)
Change in valuation allowance	—	18	—
Other, net	(2)	—	(2)
Provision for income tax expense (benefit)	$(208)	$(71)	$(433)
Effective tax rate	77%	1,654%	25%

Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2022	2021
	(In millions)
Deferred income tax assets:
Net unrealized investment losses	$1,397	$—
Net operating loss carryforwards	1,246	1,253
Investments, including derivatives	285	—
Tax credit carryforwards	183	150
Intangibles	43	45
Employee benefits	3	4
Other	28	5
Total deferred income tax assets	3,185	1,457
Less: Valuation allowance	18	18
Total net deferred income tax assets	3,167	1,439
Deferred income tax liabilities:
Policyholder liabilities and receivables	969	429
DAC	618	688
Net unrealized investment gains	—	1,039
Investments, including derivatives	—	264
Total deferred income tax liabilities	1,587	2,420
Net deferred income tax asset (liability)	$1,580	$(981)

68

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

12. Income Tax (continued)

The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2022.

Net Operating Loss Carryforwards
(In millions)
Expiration
2032-2037	$2,008
Indefinite	3,924
$5,932

The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2022.

	Tax Credit Carryforwards
	General Business Credits	Foreign Tax Credits
	(In millions)
Expiration
2023-2026	$—	$18
2027-2031	—	121
2032-2036	5	26
2037-2041	13	—
Indefinite	—	—
	$18	$165

The Company believes that it is more likely than not that the benefit from certain tax credit carryforwards will not be realized. Accordingly, a valuation allowance of $18 million has been established on the deferred tax assets related to the tax credit carryforwards at December 31, 2022.

The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Balance at January 1,	$34	$34	$34
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years	—	—	—
Additions for tax positions of current year	—	—	—
Reductions for tax positions of current year	—	—	—
Settlements with tax authorities	—	—	—
Lapses of statutes of limitations	(20)	—	—
Balance at December 31,	$14	$34	$34
Unrecognized tax benefits that, if recognized would impact the effective rate	$14	$34	$34

The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included in other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2022, 2021 and 2020.

69

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

12. Income Tax (continued)

The Company is subject to examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2017. Management believes it has established adequate tax liabilities, and final resolution of any audits for the years 2017 and forward is not expected to have a material impact on the Company's consolidated financial statements.

Tax Sharing Agreements

For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife, Inc. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The non-life subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

Income Tax Transactions with Former Parent

The Company entered into a tax separation agreement with MetLife, Inc. Among other things, the tax separation agreement governs the allocation between MetLife, Inc. and the Company of the responsibility for the taxes of the MetLife, Inc. group. The tax separation agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. For the year ended December 31, 2022, MetLife, Inc. paid the Company $14 million, and for the years ended December 31, 2021 and 2020, the Company paid MetLife, Inc. $73 million and $0, respectively, under the tax separation agreement. At December 31, 2022, there was a current income tax receivable of $14 million, and at December 31, 2021, there was a current income tax payable of $68 million related to this agreement.

13. Contingencies, Commitments and Guarantees

Contingencies

Litigation

The Company is a defendant in a number of litigation matters. In some of the matters, large or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

The Company also receives and responds to subpoenas or other inquiries seeking a broad range of information from various state and federal regulators, agencies and officials. The issues involved in information requests and regulatory matters vary widely, but can include inquiries or investigations concerning the Company's compliance with applicable insurance and other laws and regulations. The Company cooperates in these inquiries.

Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

70

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

13. Contingencies, Commitments and Guarantees (continued)

The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2022.

Matters as to Which an Estimate Can Be Made

For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. In addition to amounts accrued for probable and reasonably estimable losses, as of December 31, 2022, the Company estimates the aggregate range of reasonably possible losses to be up to approximately $10 million.

Matters as to Which an Estimate Cannot Be Made

For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Sales Practices Claims

Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

Cost of Insurance Class Actions

Richard A. Newton v. Brighthouse Life Insurance Company (U.S. District Court, Northern District of Georgia, Atlanta Division, filed May 8, 2020). Plaintiff has filed a purported class action lawsuit against Brighthouse Life Insurance Company. Plaintiff was the owner of a universal life insurance policy issued by Travelers Insurance Company, a predecessor to Brighthouse Life Insurance Company. Plaintiff seeks to certify a class of all persons who own or owned life insurance policies issued where the terms of the life insurance policy provide or provided, among other things, a guarantee that the cost of insurance rates would not be increased by more than a specified percentage in any contract year. Plaintiff also alleges that cost of insurance charges were based on improper factors and should have decreased over time due to improving mortality but did not. Plaintiff alleges, among other things, causes of action for breach of contract, fraud, suppression and concealment, and violation of the Georgia Racketeer Influenced and Corrupt Organizations Act. Plaintiff seeks to recover damages, including punitive damages, interest and treble damages, attorneys' fees, and injunctive and declaratory relief. Brighthouse Life Insurance Company filed a motion to dismiss in June 2020, which was granted in part and denied in part in March 2021. Plaintiff was granted leave to amend the complaint. On January 18, 2023, the plaintiff filed a motion on consent to amend the second amended class action complaint to narrow the scope of the class sought to those who own or owned policies issued in Georgia; the motion was granted on January 23, 2023, and the third amended complaint was filed on January 23, 2023. The Company intends to vigorously defend this matter.

71

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

13. Contingencies, Commitments and Guarantees (continued)

Lawrence Martin v. Brighthouse Life Insurance Company (U.S. District Court, Southern District of New York, filed April 6, 2021). Plaintiff has filed a purported class action lawsuit against Brighthouse Life Insurance Company. Plaintiff is the owner of a universal life insurance policy issued by Travelers Insurance Company, a predecessor to Brighthouse Life Insurance Company. Plaintiff seeks to certify a class of similarly situated owners of universal life insurance policies issued or administered by defendants and alleges that cost of insurance charges were based on improper factors and should have decreased over time due to improving mortality but did not. Plaintiff alleges, among other things, causes of action for breach of contract, breach of the covenant of good faith and fair dealing, and unjust enrichment. Plaintiff seeks to recover compensatory damages, attorney's fees, interest, and equitable relief including a constructive trust. Brighthouse Life Insurance Company filed a motion to dismiss in June 2021, which was denied in February 2022. BHNY was initially named as a defendant when the lawsuit was filed, but was dismissed as a defendant, without prejudice, in April 2022. The Company intends to vigorously defend this matter.

Summary

Various litigations, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Other Loss Contingencies

As with litigation and regulatory loss contingencies, the Company considers establishing liabilities for loss contingencies associated with disputes or other matters involving third parties, including counterparties to contractual arrangements entered into by the Company (e.g., third-party vendors and reinsurers), as well as with tax or other authorities ("other loss contingencies"). The Company establishes liabilities for such other loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In matters where it is not probable, but is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of the reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

In the matters where the Company's subsidiaries are acting as the reinsured or the reinsurer, such matters involve assertions by third parties primarily related to rates, fees or reinsured benefit calculations, and in certain of such matters, the counterparty has made a request to arbitrate.

On a quarterly basis, the Company reviews relevant information with respect to other loss contingencies and, when applicable, updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

As of December 31, 2022, the Company estimates the range of reasonably possible losses in excess of the amounts accrued for certain other loss contingencies to be from zero up to approximately $125 million, which are primarily associated with the reinsurance-related matters described above. For certain other matters, the Company may not currently be able to estimate the reasonably possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of such loss. During the second quarter of 2022, the Company settled a reinsurance-related matter with a third party for $140 million, which is reported in other expenses.

72

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

13. Contingencies, Commitments and Guarantees (continued)

Commitments

Mortgage Loan Commitments

The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $247 million and $719 million at December 31, 2022 and 2021, respectively.

Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $2.3 billion at December 31, 2022 and 2021, respectively.

Guarantees

In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $112 million, with a cumulative maximum of $118 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

In addition, the Company indemnifies its directors and officers as provided in its charters and bylaws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

The Company's recorded liabilities were $1 million at both December 31, 2022 and 2021 for indemnities, guarantees and commitments.

14. Related Party Transactions

The Company has various existing arrangements with its Brighthouse Financial affiliates and had previous arrangements with MetLife, Inc. for services necessary to conduct its activities. Certain of the MetLife, Inc. services have continued, however, MetLife, Inc. ceased to be a related party in June 2018. See Note 11 for amounts related to continuing transition services.

The Company has related party reinsurance, debt and equity transactions (see Notes 5, 9 and 10). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

73

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Consolidated Financial Statements (continued)

14. Related Party Transactions (continued)

Shared Services and Overhead Allocations

Brighthouse Services currently provides the Company certain services which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $193 million, $235 million and $213 million for the years ended December 31, 2022, 2021 and 2020, respectively. Costs incurred under these arrangements were $946 million, $1.0 billion and $1.1 billion for the years ended December 31, 2022, 2021 and 2020, respectively, and were recorded in other expenses.

Included in these costs were those incurred related to the establishment of services and infrastructure to replace those previously provided by MetLife, Inc.. The Company incurred costs of $0, $0 and $88 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company has been charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement has been reasonable, the allocated expenses may not have been indicative of those of a standalone entity. These establishment costs were fully allocated as of December 31, 2020.

The Company had net receivables from/(payables to) affiliates, related to the items discussed above, of ($188) million and ($182) million at December 31, 2022 and 2021, respectively.

Broker-Dealer Transactions

The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was $186 million, $224 million and $200 million for the years ended December 31, 2022, 2021 and 2020, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $920 million, $1.0 billion and $858 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company also had related party fee income receivables of $14 million and $19 million at December 31, 2022 and 2021, respectively.

15. Subsequent Event

Intercompany Liquidity Facilities

Upon maturity on February 16, 2023, the November 2022 Promissory Notes were replaced with two $125 million promissory notes that each bear interest at a fixed rate of 5.9966% and 5.9937%, respectively, and both mature on May 16, 2023.

74

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Schedule I

Consolidated Summary of Investments
Other Than Investments in Related Parties
December 31, 2022

(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
U.S. government and agency	$8,195	$7,898	$7,898
State and political subdivision	4,015	3,741	3,741
Public utilities	3,599	3,160	3,160
Foreign government	1,148	1,081	1,081
All other corporate bonds	44,724	39,096	39,096
Total bonds	61,681	54,976	54,976
Mortgage-backed and asset-backed securities	21,270	19,383	19,383
Redeemable preferred stock	444	398	398
Total fixed maturity securities	83,395	74,757	74,757
Equity securities:
Non-redeemable preferred stock	43	37	37
Common stock:
Industrial, miscellaneous and all other	26	27	27
Public utilities	—	2	2
Total equity securities	69	66	66
Mortgage loans	22,877		22,877
Policy loans	898		898
Limited partnerships and LLCs	4,774		4,774
Short-term investments	299		299
Other invested assets	2,984		2,984
Total investments	$115,296		$106,655

(1)  Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and LLCs, cost represents original cost adjusted for equity in earnings and distributions.

75

Brighthouse Life Insurance Company

Schedule II

Condensed Financial Information
(Parent Company Only)
December 31, 2022 and 2021

(In millions, except share and per share data)

	2022	2021
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $71,285 and $66,348, respectively; allowance for credit losses of $4 and $10, respectively)	$64,250	$73,232
Equity securities, at estimated fair value	55	85
Mortgage loans (net of allowance for credit losses of $114 and $120, respectively)	21,658	18,977
Policy loans	898	869
Limited partnerships and limited liability companies	4,191	4,271
Short-term investments, principally at estimated fair value	299	649
Investment in subsidiaries	2,563	5,127
Other invested assets, principally at estimated fair value	2,600	2,855
Total investments	96,514	106,065
Cash and cash equivalents	3,102	3,309
Accrued investment income	765	588
Premiums, reinsurance and other receivables (net of allowance for credit losses of $10 and $10, respectively)	18,292	15,080
Receivable from subsidiaries	11,568	11,422
Deferred policy acquisition costs and value of business acquired	4,692	4,405
Current income tax recoverable	27	—
Deferred income tax asset	3,197	1,385
Other assets	332	354
Separate account assets	74,958	101,076
Total assets	$213,447	$243,684
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits	$41,444	$42,081
Policyholder account balances	69,539	62,187
Other policy-related balances	3,724	3,764
Payables for collateral under securities loaned and other transactions	4,353	5,922
Long-term and short-term debt	812	812
Current income tax payable	—	11
Other liabilities	11,768	11,735
Separate account liabilities	74,958	101,076
Total liabilities	206,598	227,588
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and outstanding	75	75
Additional paid-in capital	17,773	17,773
Retained earnings (deficit)	(5,717)	(5,653)
Accumulated other comprehensive income (loss)	(5,282)	3,901
Total stockholder's equity	6,849	16,096
Total liabilities and stockholder's equity	$213,447	$243,684

See accompanying notes to the condensed financial information.

76

Brighthouse Life Insurance Company

Schedule II

Condensed Financial Information (continued)
(Parent Company Only)
For the Years Ended December 31, 2022, 2021 and 2020

(In millions)

	2022	2021	2020
Condensed Statements of Operations
Revenues
Premiums	$371	$461	$428
Universal life and investment-type product policy fees	2,226	2,592	2,440
Net investment income	3,620	4,340	3,111
Other revenues	477	391	398
Net investment gains (losses)	(233)	12	296
Net derivative gains (losses)	2,863	(1,806)	(1,594)
Total revenues	9,324	5,990	5,079
Expenses
Policyholder benefits and claims	3,299	2,131	3,087
Interest credited to policyholder account balances	1,252	1,122	912
Amortization of deferred policy acquisition costs and value of business acquired	790	66	626
Other expenses	1,865	2,733	2,102
Total expenses	7,206	6,052	6,727
Income (loss) before provision for income tax and equity in earnings (losses) of subsidiaries	2,118	(62)	(1,648)
Provision for income tax expense (benefit)	309	(78)	(410)
Income (loss) before equity in earnings (losses) of subsidiaries	1,809	16	(1,238)
Equity in earnings (losses) of subsidiaries	(1,873)	50	(68)
Net income (loss) attributable to Brighthouse Life Insurance Company	$(64)	$66	$(1,306)
Comprehensive income (loss)	$(9,247)	$(1,454)	$900

See accompanying notes to the condensed financial information.

77

Brighthouse Life Insurance Company

Schedule II

Condensed Financial Information (continued)
(Parent Company Only)
For the Years Ended December 31, 2022, 2021 and 2020

(In millions)

	2022	2021	2020
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	$(898)	$1,368	$815
Cash flows from investing activities
Sales, maturities and repayments of:
Fixed maturity securities	9,701	11,647	7,591
Equity securities	48	107	66
Mortgage loans	2,036	2,814	1,869
Limited partnerships and limited liability companies	249	271	177
Purchases of:
Fixed maturity securities	(14,364)	(18,942)	(12,517)
Equity securities	(14)	(8)	(17)
Mortgage loans	(4,864)	(6,680)	(1,993)
Limited partnerships and limited liability companies	(807)	(837)	(581)
Cash received in connection with freestanding derivatives	4,327	3,489	6,035
Cash paid in connection with freestanding derivatives	(3,833)	(4,471)	(4,284)
Receipts on loans to affiliate	—	—	100
Issuances of loans to affiliate	(125)	—	(100)
Returns of capital and dividends from subsidiaries	30	24	16
Capital contributions to subsidiaries	(100)	—	—
Net change in policy loans	(29)	15	(9)
Net change in short-term investments	351	1,021	(223)
Net change in other invested assets	(381)	(33)	22
Net cash provided by (used in) investing activities	(7,775)	(11,583)	(3,848)
Cash flows from financing activities
Policyholder account balances:
Deposits	29,929	14,203	8,568
Withdrawals	(19,711)	(3,966)	(3,029)
Net change in payables for collateral under securities loaned and other transactions	(1,569)	821	812
Dividends paid to parent	—	(550)	(1,250)
Financing element on certain derivative instruments and other derivative related transactions, net	(183)	(368)	(957)
Net cash provided by (used in) financing activities	8,466	10,140	4,144
Change in cash, cash equivalents and restricted cash	(207)	(75)	1,111
Cash, cash equivalents and restricted cash, beginning of year	3,309	3,384	2,273
Cash, cash equivalents and restricted cash, end of year	$3,102	$3,309	$3,384
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest	$65	$65	$65
Income tax	$(56)	$45	$(32)
Non-cash transactions:
Transfer of fixed maturity securities from affiliates	$589	$240	$417
Transfer of limited partnerships and limited liability companies to affiliates	$587	$—	$—
Transfer of fixed maturity securities to affiliates	$296	$722	$280
Transfer of mortgage loans to affiliates	$89	$—	$—

See accompanying notes to the condensed financial information.

78

Brighthouse Life Insurance Company

Schedule II

Notes to the Condensed Financial Information
(Parent Company Only)

1. Basis of Presentation

The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

During the year ended December 31, 2022, Brighthouse Life Insurance Company paid a cash capital contribution of $100 million to BHNY. See Note 10 of the Notes to the Consolidated Financial Statements for information regarding dividends paid by BRCD to Brighthouse Life Insurance Company.

79

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Schedule III

Consolidated Supplementary Insurance Information
December 31, 2022 and 2021

(In millions)

Segment	DAC and VOBA	Future Policy Benefits and Other Policy-Related Balances	Policyholder Account Balances	Unearned Premiums (1), (2)	Unearned Revenue (1)
2022
Annuities	$4,603	$11,351	$54,812	$—	$80
Life	471	5,947	2,349	10	155
Run-off	4	19,537	6,787	—	254
Corporate & Other	106	7,416	10,164	6	—
Total	$5,184	$44,251	$74,112	$16	$489
2021
Annuities	$4,237	$10,258	$50,815	$—	$81
Life	515	5,945	2,404	10	133
Run-off	4	23,031	7,207	—	213
Corporate & Other	95	7,508	5,769	5	—
Total	$4,851	$46,742	$66,195	$15	$427

(1)  Amounts are included in the future policy benefits and other policy-related balances column.

(2)  Includes premiums received in advance.

80

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Schedule III

Consolidated Supplementary Insurance Information (continued)
December 31, 2022, 2021 and 2020

(In millions)

Segment	Premiums and Universal Life and Investment-Type Product Policy Fees	Net Investment Income (1)	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA	Other Expenses
2022
Annuities	$1,997	$2,233	$2,736	$811	$963
Life	518	376	835	71	97
Run-off	615	1,146	1,796	—	292
Corporate & Other	73	309	190	(11)	323
Total	$3,203	$4,064	$5,557	$871	$1,675
2021
Annuities	$2,335	$2,196	$1,646	$86	$1,087
Life	640	617	654	8	160
Run-off	619	1,900	2,108	—	191
Corporate & Other	79	102	91	11	362
Total	$3,673	$4,815	$4,499	$105	$1,800
2020
Annuities	$2,179	$1,800	$2,438	$627	$1,043
Life	671	402	831	78	150
Run-off	642	1,264	3,421	—	185
Corporate & Other	83	62	60	(9)	466
Total	$3,575	$3,528	$6,750	$696	$1,844

(1)  See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

81

Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Schedule IV

Consolidated Reinsurance
December 31, 2022, 2021 and 2020

(Dollars in millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2022
Life insurance in-force	$475,382	$138,063	$8,034	$345,353	2.3%
Insurance premium
Life insurance (1)	$1,123	$493	$8	$638	1.3%
Accident & health insurance	198	195	—	3	0.0%
Total insurance premium	$1,321	$688	$8	$641	1.2%
2021
Life insurance in-force	$494,317	$145,618	$8,966	$357,665	2.5%
Insurance premium
Life insurance (1)	$1,193	$500	$(10)	$683	(1.5)%
Accident & health insurance	205	201	—	4	0.0%
Total insurance premium	$1,398	$701	$(10)	$687	(1.5)%
2020
Life insurance in-force	$509,456	$156,361	$8,965	$362,060	2.5%
Insurance premium
Life insurance (1)	$1,251	$532	$12	$731	1.6%
Accident & health insurance	215	210	—	5	0.0%
Total insurance premium	$1,466	$742	$12	$736	1.6%

(1)  Includes annuities with life contingencies.

For the years ended December 31, 2022, 2021 and 2020, reinsurance assumed included related party transactions for life insurance in-force of $1.5 billion, $1.6 billion and $1.7 billion, respectively, and life insurance premiums of $2 million for each of the years. There were no related party transactions for ceded life insurance in-force and life insurance premiums for the years ended December 31, 2022, 2021 and 2020.

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